VARIABLE ESTATE DESIGNSM

A SURVIVORSHIP FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
issued by
ReliaStar Life Insurance Company of New York and its ReliaStar Life Insurance Company of New York
Variable Life Separate Account I

The Policy	Fund Managers
· Is issued by ReliaStar Life Insurance Company of New York.	Funds managed by the following investment
· Is returnable by you during the free look period if you are not satisfied.	managers are available through the policy:
Premium Payments	· AllianceBernstein, L.P.
· Are flexible, so the premium amount and frequency may vary.	· BAMCO, Inc.
· Are allocated to the variable account and the fixed account, based on your	· BlackRock Investment Management,
instructions.	LLC
· Are subject to specified fees and charges.	· Capital Research and Management
The Policy Value	Company
· Is the sum of your holdings in the fixed account, the variable account and	· Columbia Management Advisors, LLC
the loan account.	· Evergreen Investment Management
· Has no guaranteed minimum value under the variable account. The value	Company, LLC
varies with the value of the subaccounts you select.	· Fidelity Management & Research Co.
· Has a minimum guaranteed rate of return for amounts in the fixed	· Ibbotson Associates
account.	· ING Clarion Real Estate Securities L.P.
· Is subject to specified fees and charges, including possible surrender	· ING Investment Management Advisors,
charges.	B.V.
Death Benefit Proceeds	· ING Investment Management Co.
· Are paid if your policy is in force when the surviving joint insured person	· J.P. Morgan Investment Management Inc.
dies.	· Julius Baer Investment Management,
· Are calculated under your choice of options until age 100 of the younger	LLC
of the joint insured persons:	· Legg Mason Capital Management, Inc.
- Option 1 - the base death benefit is the greater of the amount of	· Lord, Abbett & Co. LLC
insurance coverage you have selected or your policy value multiplied	· Marsico Capital Management, LLC
by the appropriate factor described in Appendix A; or	· Massachusetts Financial Services
- Option 2 - the base death benefit is the greater of the amount of	Company
insurance coverage you have selected plus the policy value or your	· Morgan Stanley Investment Management,
policy value multiplied by the appropriate factor described in	Inc. (d/b/a Van Kampen)
Appendix A.	· Neuberger Berman, LLC
· Are equal to the base death benefit plus any rider benefits minus any	· Neuberger Berman Management Inc.
outstanding policy loans, accrued loan interest and unpaid fees and	· OppenheimerFunds, Inc.
charges.	· Pacific Investment Management
· Are generally not subject to federal income tax if your policy continues to	Company LLC
meet the federal income tax definition of life insurance.	· Pioneer Investment Management, Inc.
Sales Compensation	· T. Rowe Price Associates, Inc.
· We pay compensation, to broker/dealers whose registered	· UBS Global Asset Management
representatives sell the policy. See Distribution of the Policy, page 60,	(Americas) Inc.
for further information about the amount of compensation we may	· Wells Capital Management, Inc.
pay.

This prospectus describes what you should know before purchasing the Variable Estate DesignSM survivorship variable universal life insurance policy. Please read it carefully and keep it for future reference.

Neither the Securities and Exchange Commission (“SEC”) nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The policy described in this prospectus is not a deposit with, obligation of or guaranteed or endorsed by any bank, nor is it insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

The date of this prospectus is April 30, 2007.

TABLE OF CONTENTS

	Page		Page

TABLE OF CONTENTS	2	Termination of Coverage	45
POLICY SUMMARY	3	TAX CONSIDERATIONS	46
The Policy’s Features and Benefits	3	Tax Status of the Company	47
Factors You Should Consider Before		Tax Status of the Policy	47
Purchasing a Policy	6	Diversification and Investor Control Requirements	48
Fees and Charges	8	Tax Treatment of Policy Death Benefits	48
THE COMPANY, THE VARIABLE ACCOUNT		Distributions Other than Death Benefits	48
AND THE FIXED ACCOUNT	13	Other Tax Matters	50
ReliaStar Life Insurance Company of New York	13	ADDITIONAL INFORMATION	53
The Investment Options	15	General Policy Provisions	53
DETAILED INFORMATION ABOUT		Distribution of the Policy	60
THE POLICY	19	Legal Proceedings	63
Purchasing a Policy	19	Financial Statements	63
Fees and Charges	23	APPENDIX A	A-1
Death Benefits	28	APPENDIX B	B-1
Additional Insurance Benefits	32	APPENDIX C	C-1
Policy Value	36	MORE INFORMATION IS AVAILABLE.Back Cover
Special Features and Benefits	38

TERMS TO UNDERSTAND

The following is a list of some of the key defined terms and the page number on which each is defined:

	Page Where		Page Where
Term	Defined	Term	Defined
Age, Average Age	20	Policy Value	36
Fixed Account	4	Preferred Loans	39
Fixed Account Value	36	Segment or Coverage Segment	29
Loan Account	38	Surrender Value	4
Loan Account Value	38	Valuation Date	36
Monthly Processing Date	24	Variable Account	4
Net Premium	3	Variable Account Value	36
Policy Date	20

“ReliaStar,” “we,” “us,” “our” and the “company” refer to ReliaStar Life Insurance Company of New York. “You” and “your” refer to the policy owner. The owner is the individual, entity, partnership, representative or party who may exercise all rights over the policy and receive the policy benefits during the surviving joint insured person’s lifetime.

You may contact us about the policy at our:	ING Customer Service Center
P.O. Box 5033
2001 21st Avenue NW
Minot, North Dakota 58703
1-877-886-5050
www.ingservicecenter.com

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POLICY SUMMARY

This summary highlights the features and benefits of the policy, the risks that you should consider before purchasing a policy and the fees and charges associated with the policy and its benefits. More detailed information is included in the other sections of this prospectus that should be read carefully before you purchase the policy.

The Policy’s Features and Benefits

Premium	· You choose when to pay and how much to pay, but you cannot pay additional premiums
Payments	after age 100 of the younger of the joint insured persons and we may refuse to accept any premium less than $25.
See Premium	· You will need to pay sufficient premiums to keep the policy in force. Failure to pay
Payments, page 21.	sufficient premiums may cause your policy to lapse.
· We may refuse any premium that would disqualify your policy as life insurance under
Section 7702 of the Internal Revenue Code.
· We deduct a premium expense charge from each premium payment and credit the remaining premium (the “net premium”) to the variable account or the fixed account according to your instructions.

Free Look Period	· During the free look period, you have the right to examine your policy and return it for a refund if you are not satisfied for any reason.
See Free Look Period,	· The free look period is generally ten days from your receipt of the policy.
page 22.	· Upon cancellation of your policy during the free look period, you will receive a return of all premium we have received.

Temporary	· If you pay the minimum initial premium and qualify, we may issue temporary insurance
Insurance	coverage.
· If both joint insured persons’ ages are 69 or less, the maximum amount of temporary insurance coverage is $500,000. Otherwise the maximum amount of temporary insurance
See Temporary	coverage is $250,000.
Insurance, page 22.

Death Benefits	· Death benefits are paid if your policy is in force when the surviving joint insured person dies.
See Death Benefits,	· Until age 100 of the younger of the joint insured persons, the amount of the death benefit
page 28.	will depend on which death benefit option is in effect when the surviving joint insured person dies.
· You may choose between one of two death benefit options:
- Option 1 - the base death benefit is the greater of the amount of insurance coverage you have selected or your policy value multiplied by the appropriate factor described in Appendix A; or
- Option 2 - the base death benefit is the greater of the amount of insurance coverage you have selected plus your policy value or your policy value multiplied by the appropriate factor described in Appendix A.
· We will reduce the death benefit proceeds payable under any death benefit option by any outstanding policy loans, accrued loan interest and unpaid fees and charges.
· The death benefit is generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance.

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Death Benefit	· Generally, your policy will not lapse as long as your policy value minus any surrender
Guarantee	charge, loan amount and unpaid fees and charges (the “surrender value”) is enough to cover the periodic fees and charges, when due.
· However, the policy has a death benefit guarantee which provides that the policy will not
See Death Benefit	lapse even if the surrender value is not enough to pay the periodic fees and charges, when
Guarantee, page 31.	due:
- The death benefit guarantee is standard on every policy. The length of the guarantee period is specified in your policy and is uniquely determined on a policy-by-policy basis and depends on the issue ages and risk classes of the joint insureds, the death benefit option and any optional rider benefits. Under this guarantee your policy will not lapse provided your cumulative premium payments minus any partial withdrawals or loans, are at least equal to the sum of minimum premium payments to the next monthly processing date. There is no charge for this guarantee.

Rider Benefits	· Your policy may include additional insurance benefits, attached by rider. There are two types of rider benefits:
See Additional	- Optional rider benefits that you must select before they are effective; and
Insurance Benefits,	- Rider benefits that automatically come with your policy.
page 32.	· In many cases, we deduct an additional monthly charge for these benefits.
· Not all riders may be available under your policy.

Investment	· You may allocate your net premiums to the subaccounts of the ReliaStar Life Insurance
Options	Company of New York Variable Life Separate Account I (the “variable account”) and our fixed account.
See The Investment	· The variable account is one of our separate accounts and consists of subaccounts that
Options, page 15.	invest in corresponding funds. When you allocate premiums to a subaccount, we invest any net premiums in shares of the corresponding fund.
· Your variable account value will vary with the investment performance of the funds underlying the subaccounts and the charges we deduct from your variable account value.
· The fixed account is part of our general account and consists of all of our assets other than those in our separate accounts (including the variable account) and loan account.
· We credit interest of at least 4.00% per year on amounts allocated to the fixed account.
· We may, in our sole discretion, credit interest in excess of 4.00%.

Transfers	· You currently may make an unlimited number of transfers between the subaccounts and to the fixed account each policy year. We reserve the right, however, to limit you to 12
See Transfers,	transfers each policy year, and transfers are subject to any other limits, conditions and
page 53.	restrictions that we or the funds whose shares are involved may impose.
· There are certain restrictions on transfers from the fixed account.
· We currently do not charge for transfers. We reserve the right, however, to charge up to
$25 for each transfer in excess of 12 transfers in a policy year.

Asset Allocation	· Dollar cost averaging is a systematic program of transferring policy values to selected
Programs	investment options. It is intended to help reduce the risk of investing too much when the price of a fund’s shares is high. It also helps to reduce the risk of investing too little when
See Dollar Cost	the price of a fund’s shares is low.
Averaging, page 40.	· Automatic rebalancing is a systematic program through which your variable and fixed account values are periodically reallocated among your selected investment options to
See Automatic	maintain the allocation percentages you have chosen.
Rebalancing,	· You cannot participate in the automatic rebalancing and dollar cost averaging programs
page 41.	at the same time.
· There is currently no charge to participate in the dollar cost averaging or automatic rebalancing programs, although we reserve the right to assess a charge in the future.
· Neither of these asset allocation programs assures a profit nor do they protect you against a loss in a declining market.

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Loans	· You may take loans against your policy’s surrender value. We reserve the right to limit borrowing during the first policy year.
See Loans, page 38.	· A loan must be at least $500 and may not exceed 100% of your surrender value.
· When you take a loan we transfer an amount equal to your loan to the loan account as collateral for your loan. The loan account is part of our general account.
· We credit amounts held in the loan account with interest at an annual rate currently equal to 4.00%.
· We also charge interest on loans. Interest is payable in advance and accrues daily at an annual rate of 5.66%.
· After the tenth policy year, preferred loans are available. For preferred loans interest is payable in advance at an annual rate equal to 3.85% on the portion of your loan account that is not in excess of the policy value, minus the total of all premiums paid net of all partial withdrawals.
· Loans reduce your policy’s death benefit and may cause your policy to lapse.
· Loans may have tax consequences, and you should consult with a qualified tax adviser before taking a loan against your policy’s surrender value.

Partial	· After the first policy year, you may withdraw part of your policy’s surrender value.
Withdrawals	· We currently allow only one partial withdrawal each policy year.
· A partial withdrawal must be at least $500.
See Partial	· In policy years two through 15 you may not withdraw more than 20% of your surrender
Withdrawals,	value.
page 44.	· We currently charge $10 for each partial withdrawal, but we reserve the right to charge up to $25 for each partial withdrawal.
· Partial withdrawals reduce your policy’s base death benefit and policy value.
· Partial withdrawals may also have tax consequences, and you should consult with a qualified tax adviser before taking a partial withdrawal from your policy.

Surrenders	· You may surrender your policy for its surrender value at any time before the death of the surviving joint insured person.
See Surrender,	· The surrender value of a policy is equal to the policy value minus any surrender charge,
page 45.	loan amount and unpaid fees and charges.
· Surrender charges apply for 15 policy years and for 15 years after each increase in your insurance coverage. These surrender charges are level for the first five years and then decrease uniformly each month to zero at the end of the fifteenth policy or segment year.
· The surrender charge is neither assessed upon nor reduced because of a requested decrease in your insurance coverage.
· If the surrender charge exceeds the policy value minus the loan amount and unpaid fees and charges, there will be no proceeds paid to you on surrender.
· All insurance coverage ends on the date we receive your surrender request in good order.
· If you surrender your policy, it cannot be reinstated.
· Surrendering the policy may have tax consequences, and you should consult with a qualified tax adviser before surrendering your policy.

Reinstatement	· Reinstatement means putting a lapsed policy back in force.
· You may reinstate your policy and riders within five years of its lapse if you did not
See Reinstatement,	surrender your policy, you still own the policy and each joint insured person is still
page 46.	insurable.
· You will need to pay the required reinstatement premium.
· If the death benefit guarantee lapses, it cannot be reinstated.
· A policy that is reinstated more than 90 days after lapsing may be considered a modified endowment contract for tax purposes.
· Reinstating your policy may have tax consequences, and you should consult with a qualified tax adviser before reinstating your policy.

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Factors You Should Consider Before Purchasing a Policy

The decision to purchase a policy should be discussed with your agent/registered representative. Make sure you understand the policy’s investment options, its other features and benefits, its risks and the fees and charges you will incur when, together with your agent/representative, you consider an investment in the policy.

Life Insurance	· The policy is not a short-term investment and should be purchased only if you need life
Coverage	insurance coverage. Evaluate your need for life insurance coverage before purchasing a policy.
· You should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.

Fees and Charges	· In the early policy years the surrender charge usually exceeds the policy value because the surrender charge is usually more than the cumulative minimum monthly premiums
See Fees and Charges,	minus policy fees and charges. Therefore, you should purchase a policy only if you
page 23.	intend and have the financial capability to keep the policy in force for a substantial period of time.
· A policy’s fees and charges reflect the costs associated with its features and benefits, the services we render, the expenses we expect to incur and the risks we assume under the policy.
· We believe the policy’s fees and charges, in the aggregate, are reasonable, but before purchasing a policy you should compare the value that the policy’s various features, and benefits and the available services have to you, given your particular circumstances, with the fees and charges associated with those features, benefits and services.

Lapse	· Your policy will not lapse and your insurance coverage under the policy will continue if on any monthly processing date:
See Lapse, page 45.	- The death benefit guarantee is in effect; or
- Your surrender value is enough to pay the periodic fees and charges when due.
· If you do not meet these conditions, we will send you notice and give you a 61 day grace period to make a sufficient premium payment.
· If you do not make a sufficient premium payment by the end of the 61 day grace period, your life insurance coverage will terminate and your policy will lapse.

Exchanges	· Replacing your existing life insurance policy(ies) and/or annuity contract(s) with the policy described in this prospectus may not be beneficial to you.
See Purchasing a	· Before purchasing a policy, determine whether your existing policy(ies) and/or
Policy, page 19.	contract(s) will be subject to fees or penalties upon surrender or cancellation.
· Also compare the fees, charges, coverage provisions and limitations, if any, of your existing policy(ies) and/or contract(s) with those of the policy described in this prospectus.

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Investment Risk	· You should evaluate the policy’s long-term investment potential and risks before purchasing a policy.
See The Variable	· For amounts you allocate to the subaccounts of the variable account:
Account, page 15.	- Your values will fluctuate with the markets, interest rates and the performance of the underlying funds;
- You assume the risk that your values may decline or not perform to your expectations;
- Your policy could lapse without value or you may be required to pay additional premium because of poor fund performance;
- Each fund has various investment risks, and some funds are riskier than others;
- There is no assurance that any of the funds will achieve its stated investment objective; and
- You should read each fund’s prospectus and understand the risks associated with the fund before allocating your premiums to its corresponding subaccount.
· For amounts you allocate to the fixed account:
- Interest rates we declare will change over time; and
- You assume the risk that interest rates may decline, although never below the guaranteed minimum interest rate of 4.00%.

Taxation	· Under current federal income tax law, death benefits of life insurance policies generally are not subject to income tax. In order for this treatment to apply, the policy must qualify
See TAX	as a life insurance contract. We believe it is reasonable to conclude that the policy will
CONSIDERATIONS,	qualify as a life insurance contract.
page, 46.	· Assuming the policy qualifies as a life insurance contract under current federal income tax law, your policy earnings are generally not subject to income tax as long as they remain within your policy. Depending on your circumstances, however, the following events may have tax consequences for you:
- Reduction in the amount of your insurance coverage;
- Partial withdrawals;
- Loans;
- Lapse; and
- Reinstatement.
· In addition, if your policy is a modified endowment contract, a partial withdrawal, surrender or a loan against or secured by the policy will cause income taxation to the extent of any gain in the policy. A penalty tax may be imposed on a distribution from a modified endowment contract as well.
· There is always the possibility that the tax treatment of the policy could be changed by legislation or otherwise. You should consult a qualified tax adviser with respect to legislative developments and their effect on the policy.
· Consult with a qualified legal or tax adviser before you purchase a policy.

Sales	· We pay compensation to broker/dealers whose registered representatives sell the policy.
Compensation	· Broker/dealers may be able to choose to receive compensation under various payment options, but their choice will not affect the fees and charges you will pay for the policy.
See Distribution of	· We generally pay more compensation on premiums paid for base insurance coverage
the Policy, page	than we do on premiums paid for coverage under a term rider. Talk to your
60.	agent/registered representative the right blend of base coverage and term rider coverage for you.

Other Products	· We and our affiliates offer other insurance products that may have different features, benefits, fees and charges. These other products may better match your needs.
· Contact your agent/registered representative if you would like information about these other products.

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Fees and Charges

The following tables describe the fees and charges you will pay when buying, owning and surrendering the policy.

Transaction Fees and Charges. The following table describes the fees and charges you will pay at the time you buy the policy, make a partial withdrawal, surrender the policy, transfer your policy value between investment options or make certain other transactions. See Transaction Fees and Charges, page 23.

Charge	When Deducted	Amount Deducted

Premium Expense	· Deducted when you make a	· 6.25% of each premium payment made in policy
Charge	premium payment.	years 1 - 10.
· 3.75% of each premium payment after year 10.

Partial	· Deducted when you take a	· $25 - maximum.
Withdrawal Fee	partial withdrawal.	· $10 - current.

Surrender	· Deducted when you surrender	· $8.50 per $1,000 of insurance coverage during
Charge [1]	or lapse your policy during the	segment years 1 - 5, and lower thereafter.
first 15 policy years (or 15
years from an increase in your
insurance coverage).

Transfer Charge	· Deducted each time you make a	· $25 - maximum.
	transfer between investment	· $0 - current.
options.

Excess Illustration	· Deducted each time you request	· $50 - maximum.
Fee	an illustration after the first	· $0 - current.
each policy year.

Excess Annual	· Deducted each time you request	· $50 - maximum.
Policy Report Fee	an annual policy report after the	· $0 - current.
first each policy year.

1	The surrender charge remains level for the first five policy or segment years and then decreases uniformly each month to zero at the end of the fifteenth policy or segment year.

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Periodic Fees and Charges. The following table describes the fees and charges you will pay each month on the monthly processing date, not including fund fees and expenses. See Periodic Fees and Charges, page 24; and Loan Interest, page 38.

Charge	When Deducted	Amount Deducted

Cost of Insurance	· On the monthly processing date.	· Maximum Rates per $1,000 of insurance coverage -
Charge [2]		- $2.68 - guaranteed.
- $0.12 - current.
· Minimum Rates per $1,000 of insurance coverage -
- $0.01 - guaranteed and current.
· Rates for representative joint insured persons per
$1,000 of insurance coverage -
- $0.01 – guaranteed and current.
- The representative joint insured persons are a
male, age 65, in the standard no tobacco risk
class and a female, age 55, in the preferred no
tobacco risk class, with an amount of insurance
coverage in effect of $250,000.

Administrative	· On the monthly processing date.	· The product of $5 and the ratio (not to exceed 2.00)
Charge		of (a) the Consumer Price Index (for all urban
households) for the preceding September to (b) the
Consumer Price Index for September 1985 -
guaranteed.
· $7.50 - current.

Monthly Amount	· On the monthly processing date	· Maximum rates - $1.27 per $1,000 of insurance
Charge [2]	during the first 20 policy years	coverage.
	(or for 20 years following an	· Minimum rates - $0.05 per $1,000 of insurance
	increase in your insurance	coverage.
	coverage).	· Rates for representative joint insured persons -
$0.17 per $1,000 of insurance coverage.
· The representative joint insured persons have an
average age of 60.

Mortality &	· On the monthly processing date.	· 0.10% (1.20% annually) of variable account value
Expense Risk		in policy years 1 - 10, and lower thereafter -
Charge [3]		guaranteed.
· 0.08% (0.90% annually) of variable account value
in policy years 1 - 10, and lower thereafter - current.

Loan Interest	· Payable in advance at the time	· 5.66% annually of the amount held in the loan
Charge	you take a loan and each policy	account for non-preferred loans.
	year thereafter.	· 3.85% annually (guaranteed and current) of the
amount held in the loan account for preferred loans.

2	The minimum and maximum rates are for joint insured persons in the standard risk class. All rates shown are for the first policy year. The rates have been rounded to the nearest penny. Consequently, the actual rates are either more or less than these rounded rates. The cost of insurance rates and monthly amount charges that apply depend on the amount of insurance coverage and each joint insured person’s age at issue and each joint insured person’s age on the effective date of an increase in your insurance coverage, gender and risk class and the cost of insurance rates generally increase each year after the first segment year. Separate cost of insurance rates apply to each segment of your insurance coverage. A segment or coverage segment is a block of insurance coverage. The rates for the representative joint insured persons listed above may be more or less than you will pay, and you should contact your agent/registered representative for information about the rates that apply to you. The guaranteed maximum cost of insurance rate for joint insured persons in the substandard risk class is $83.33 per $1,000 of insurance coverage.

3	The current monthly mortality and expense risk charge rate is rounded to the nearest one hundredth of one percent. See Mortality and Expense Risk Charge, page 26, for the monthly rate without rounding.

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Optional Rider Fees and Charges. The following table describes the charges you will pay if you elect any of the optional rider benefits. See Optional Rider Fees and Charges, page 26.

Rider	When Deducted	Amount Deducted

Four Year Term	· On the monthly processing date.	Cost of Insurance Charge Rates -
Rider [4]		· Maximum Rates per $1,000 of rider benefit -
- $2.68- guaranteed.
- $0.12 - current.
· Minimum Rates - $0.01 per $1,000 of rider benefit.
· Rates for representative joint insured persons -
$0.01 per $1,000 of insurance coverage. The
representative joint insured persons are a male, age
65, in the standard no tobacco risk class and a
female, age 55, in the preferred no tobacco risk
class, with an amount of insurance coverage in
effect of $250,000.
Monthly Amount Charge Rates -
· Maximum Rates - $0.07 per $1,000 of rider benefit.
· Minimum Rates - $0.01 per $1,000 of rider benefit.
· Rates for representative joint insured persons -
$0.02 per $1,000 of insurance coverage. The
representative joint insured persons are a male, age
65, in the standard no tobacco risk class and a
female, age 55, in the preferred no tobacco risk
class, with an amount of insurance coverage in
effect of $250,000.

Survivorship	· On the monthly processing date.	Cost of Insurance Charge Rates -
Term Rider [4]		· Maximum Rates per $1,000 of rider benefit -
- $2.68 - guaranteed.
- $0.12 - current.
· Minimum Rates - $0.01 per $1,000 of rider benefit.
· Rates for representative joint insured persons -
$0.01 per $1,000 of insurance coverage. The
representative joint insured persons are a male, age
65, in the standard no tobacco risk class and a
female, age 55, in the preferred no tobacco risk
class, with an amount of insurance coverage in
effect of $250,000.
Monthly Amount Charge Rates -
· Maximum Rates - $0.07 per $1,000 of rider benefit.
· Minimum Rates - $0.01 per $1,000 of rider benefit.
· Rates for representative joint insured persons -
$0.02 per $1,000 of insurance coverage. The
representative joint insured persons are a male, age
65, in the standard no tobacco risk class and a
female, age 55, in the preferred no tobacco risk
class, with an amount of insurance coverage in
effect of $250,000.

4	The rates shown are for the first policy year. Some rates have been rounded to the nearest penny, and consequently the actual rates may be either more or less than the rounded rates. The rates for these riders depend on each joint insured person’s age at issue, gender and risk class (where applicable) and generally increase each year after the first policy year. The rates for the representative joint insured persons listed above may be more or less than you will pay, and you should contact your agent/registered representative for information about the rates that apply to you.

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Fund Fees and Expenses. The following table shows the minimum and maximum total gross annual fund expenses that you may pay during the time you own the policy. Fund expenses vary from fund to fund and may change from year to year. For more detail about a fund’s fees and expenses, review the fund’s prospectus. See also Fund Fees and Expenses, page 26.

	Minimum	Maximum
Total Gross Annual Fund Expenses [5] (deducted from fund assets)	0.27%	1.93%

Total gross annual fund expenses are deducted from amounts that are allocated to the fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and policy owner services provided on behalf of the fund. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of fund shares.

 If a fund is structured as a “fund of funds,” total gross annual fund expenses also include the fees associated with the fund or funds in which it invests. Because of this a fund that is structured as a “fund of funds” may have higher fees and expenses than a fund that invests directly in debt and equity securities. For a list of the “fund of funds” available through the policy, see the chart of funds available through the variable account on page 16.

5	Some funds which are available through the policy have contractual arrangements to waive and/or reimburse certain fund fees and expenses. The minimum and maximum total gross annual fund expenses shown above do not reflect any of these waiver and/or reimbursement arrangements.

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How the Policy Works

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THE COMPANY, THE VARIABLE ACCOUNT
AND THE FIXED ACCOUNT

ReliaStar Life Insurance Company of New York

We are a stock life insurance company incorporated under the laws of the State of New York in 1917. Our headquarters is at 1000 Woodbury Road, Suite 208, P.O. Box 9004, Woodbury, New York 11797.

We are a wholly owned indirect subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. ING Groep N.V. is headquartered in Amsterdam, The Netherlands. Although we are a subsidiary of ING Groep N.V., ING Groep N.V. is not responsible for the obligations under the policy. The obligations under the policy are solely the responsibility of ReliaStar Life Insurance Company of New York.

We are also a charter member of the Insurance Marketplace Standards Association (“IMSA”). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

Regulatory Developments -- The Company and the Industry

As with many financial services companies, ReliaStar and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters The New York Attorney General (the “NYAG”), other federal and state regulators and self-regulatory agencies are also conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request. Some of these matters could result in regulatory action involving the company or certain of its U.S. affiliates.

These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the company, periodically review whether modifications to their business practices are appropriate.

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Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain subsidiaries of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in company reports previously filed with the SEC pursuant to the Securities Exchange Act of 1934, as amended.

Action may be taken by regulators with respect to the company or certain affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject the company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or the employees of its subsidiaries or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the company.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities. Specifically, U.S. federal income tax law imposes certain requirements relating to product design, administration and investments that are conditions for beneficial tax treatment of such products under the Internal Revenue Code. See TAX CONSIDERATIONS, page 46, for further discussion of some of these requirements. Failure to administer certain product features could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities or insurance requirements could subject the company to administrative penalties, unanticipated remediation or other claims and costs.

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The Investment Options

You may allocate your premium payments to any of the available investment options. These options include subaccounts of the variable account and the fixed account. The investment performance of a policy depends on the performance of the investment options you choose.

The Variable Account

We established the ReliaStar Life Insurance Company of New York Variable Life Separate Account I on March 23, 1982, as one of our separate accounts under the laws of the State of New York. It is a unit investment trust, registered with the SEC under the Investment Company Act of 1940, as amended (“1940 Act”).

We own all of the assets of the variable account and are obligated to pay all amounts due under a policy according to the terms of the policy. Income, gains and losses credited to, or charged against, the variable account reflect the investment experience of the variable account and not the investment experience of our other assets. Additionally, New York law provides that we cannot charge the variable account with liabilities arising out of any other business we may conduct. This means that if we ever became insolvent, the variable account assets will be used first to pay variable account policy claims. Only if variable account assets remain after these claims have been satisfied can these assets be used to pay owners of other policies and creditors.

The variable account is divided into subaccounts. Each subaccount invests in a corresponding fund. When you allocate premium payments to a subaccount, you acquire accumulation units of that subaccount. You do not invest directly in or hold shares of the funds when you allocate premium payments to the subaccounts of the variable account.

Funds Available Through the Variable Account. The following chart lists the funds that are available through the variable account. For additional information about each fund’s investment adviser/subadviser and investment objective, see Appendix B to this prospectus. More detailed information about each fund can be found in each fund’s current prospectus.

Certain funds that are available through the variable account are structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. The “fund of funds” available through the policy are identified in the following chart.

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· American Funds – Growth Fund (Class 2)	· ING Pioneer Mid Cap Value Portfolio
· American Funds – Growth-Income Fund	(Class I)
(Class 2)	· ING Stock Index Portfolio (Class I)
· American Funds – International Fund	· ING T. Rowe Price Capital Appreciation
(Class 2)	Portfolio (Class I)
· Fidelity® VIP Contrafund® Portfolio (Initial	· ING T. Rowe Price Equity Income Portfolio
Class)	(Class I)
· Fidelity® VIP Equity-Income Portfolio	· ING UBS U.S. Allocation Portfolio (Class S)
(Initial Class)	· ING Van Kampen Growth and Income
· ING AllianceBernstein Mid Cap Growth	Portfolio (Class S)
Portfolio (Class I)	· ING VP Index Plus International Equity
· ING BlackRock Large Cap Growth Portfolio	Portfolio (Class S)
(Class I)	· ING Wells Fargo Small Cap Disciplined
· ING Evergreen Health Sciences Portfolio	Portfolio (Class I)
(Class I)	· ING Baron Small Cap Growth Portfolio (I
· ING Evergreen Omega Portfolio (Class I)	Class)
· ING FMRSM Diversified Mid Cap Portfolio	· ING Columbia Small Cap Value II Portfolio
(Class I)	(I Class)
· ING FMRSM Large Cap Growth Portfolio	· ING JP Morgan Mid Cap Value Portfolio
(Class I)	(I Class)
· ING Global Resources Portfolio (Class I)	· ING Lord Abbett U.S. Government Securities
· ING JPMorgan Emerging Markets Equity	Portfolio (I Class)
Portfolio (Class I)	· ING Neuberger Berman Partners Portfolio
· ING JPMorgan Small Cap Core Equity	(I Class)
Portfolio (Class I)	· ING Neuberger Berman Regency Portfolio
· ING JPMorgan Value Opportunities Portfolio	(I Class)
(Class I)	· ING Oppenheimer Global Portfolio (I Class)
· ING Julius Baer Foreign Portfolio (Class I)	· ING Oppenheimer Strategic Income Portfolio
· ING Legg Mason Value Portfolio (Class I)	(S Class)
· ING LifeStyle Aggressive Growth Portfolio	· ING PIMCO Total Return Portfolio (I Class)
(Class I)*	· ING T. Rowe Price Diversified Mid Cap
· ING LifeStyle Growth Portfolio (Class I)*	Growth Portfolio (I Class)
· ING LifeStyle Moderate Growth Portfolio	· ING UBS U.S. Large Cap Equity Portfolio
(Class I)*	(I Class)
· ING LifeStyle Moderate Portfolio (Class I)*	· ING Van Kampen Comstock Portfolio
· ING Limited Maturity Bond Portfolio	(I Class)
(Class S)	· ING Van Kampen Equity and Income
~~·~~ ING Liquid Assets Portfolio (Class I)	Portfolio (I Class)
· ING MarketStyle Growth Portfolio (Class I)*	· ING VP Balanced Portfolio (Class I)
· ING MarketStyle Moderate Growth Portfolio	· ING VP Index Plus LargeCap Portfolio
(Class I)*	(Class I)
· ING MarketStyle Moderate Portfolio	· ING VP Index Plus MidCap Portfolio (Class I)
(Class I)*	· ING VP Index Plus SmallCap Portfolio
· ING Marsico Growth Portfolio (Class I)	(Class I)
· ING Marsico International Opportunities	· ING VP Intermediate Bond Portfolio (Class I)
Portfolio (Class I)	· ING VP High Yield Bond Portfolio (Class I)
· ING MFS Total Return Portfolio (Class I)	· ING VP Real Estate Portfolio (Class S)
· ING MFS Utilities Portfolio (Class S)	· ING VP SmallCap Opportunities Portfolio
· ING Oppenheimer Main Street Portfolio®	(Class I)
(Class I)	· Neuberger Berman AMT Socially Responsive
· ING Pioneer Fund Portfolio (Class I)	Portfolio® (Class I)

*	These funds are structured as “fund of funds.” See the Fund Fees and Expenses table on page 11 and the Fund Fees and Expenses section on page 26 for more information about “fund of funds.”

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See Appendix B to this prospectus for more information about the funds available through the variable account, including information about each fund’s investment adviser/subadviser and investment objective. Please read and retain the fund prospectuses for more information about each fund’s fees and expenses, investment objective and policies and the risks associated with investing in the fund.

A fund available through the variable account is not the same as a retail mutual fund with the same or similar name. Accordingly, the management, fees and expenses and performance of a fund is likely to differ from a similarly named retail mutual fund.

Voting Privileges. We invest each subaccount’s assets in shares of a corresponding fund. We are the legal owner of the fund shares held in the variable account, and we have the right to vote on certain issues. Among other things, we may vote on issues described in the fund’s current prospectus or issues requiring a vote by shareholders under the 1940 Act.

Even though we own the shares, we give you the opportunity to tell us how to vote the number of shares attributable to your policy. We count fractional shares. If you have a voting interest, we send you proxy material and a form on which to give us your voting instructions.

Each fund share has the right to one vote. The votes of all fund shares are cast together on a collective basis, except on issues for which the interests of the funds differ. In these cases, voting is on a fund-by-fund basis.

Examples of issues that require a fund-by-fund vote are changes in the fundamental investment policy of a particular fund or approval of an investment advisory agreement.

We vote the shares in accordance with your instructions at meetings of the fund’s shareholders. We vote any fund shares that are not attributable to policies and any fund shares for which the owner does not give us instructions in the same proportion as we vote the shares for which we did receive voting instructions. This means that instructions from a small number of shareholders can determine the outcome of a vote. There is no minimum number of shares for which we must receive instructions before we vote the shares.

We reserve the right to vote fund shares without getting instructions from policy owners if the federal securities laws, regulations or their interpretations change to allow this.

You may instruct us only on matters relating to the funds corresponding to those subaccounts in which you have invested assets as of the record date set by the fund’s Board for the shareholders meeting. We determine the number of fund shares in each subaccount of your policy by dividing your variable account value in that subaccount by the net asset value of one share of the matching fund.

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Right to Change the Variable Account. Subject to state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to our variable account with respect to some or all classes of policies:

Change the investment objective;

Offer additional subaccounts that will invest in funds we find appropriate for policies we issue;

Eliminate subaccounts;

Combine two or more subaccounts;

Close subaccounts. We will notify you in advance by supplement to this prospectus if we close a subaccount. If a subaccount is closed or otherwise is unavailable for new investment, unless you provide us with alternative allocation instructions, all future premiums directed to the subaccount that was closed or is unavailable may be automatically allocated among the other subaccounts in which your policy value is allocated, on a proportionate basis. You may give us alternative allocation instructions by contacting our Customer Service Center. See also the Transfers section of this prospectus, page 40, for information about making subaccount allocation changes;

Substitute a new fund for a fund in which a subaccount currently invests. A substitution may become necessary if, in our judgment:

A fund no longer suits the purposes of your policy;

There is a change in laws or regulations;

There is a change in the fund’s investment objectives or restrictions;

The fund is no longer available for investment; or

Another reason we deem a substitution is appropriate.

In the case of a substitution, the new fund may have different fees and charges than the fund it replaced;

Transfer assets related to your policy class to another separate account;

Withdraw the variable account from registration under the 1940 Act;

Operate the variable account as a management investment company under the 1940 Act;

Cause one or more subaccounts to invest in a fund other than, or in addition to, the funds currently available;

Stop selling the policy;

End any employer or plan trustee agreement with us under the agreement’s terms;

Limit or eliminate any voting rights for the variable account; or

Make any changes required by the1940 Act or its rules or regulations.

We will not make a change until it is effective with the SEC and approved by the appropriate state insurance departments, if necessary. We will notify you of changes. If you wish to transfer the amount you have in the affected subaccount to another subaccount or to the fixed account, you may do so free of charge. Just notify us at our Customer Service Center

The Fixed Account

You may allocate all or a part of your net premium and transfer your policy value into the fixed account. We declare the interest rate that applies to all amounts in the fixed account. This interest rate is never less than 4.00% . Interest compounds daily at an effective annual rate that equals the declared rate. We credit interest to the fixed account on a daily basis. We pay interest regardless of the actual investment performance of our general account. We bear all of the investment risk for the fixed account.

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Your fixed account value equals the net premium you allocate to the fixed account, plus interest earned, minus amounts you transfer out or withdraw. It may be reduced by fees and charges assessed against your policy value.

The fixed account guarantees principal and is part of our general account. The general account supports our non-variable insurance and annuity obligations. We have not registered interests in the fixed account under the Securities Act of 1933, as amended (“1933 Act”). Also, we have not registered the fixed account or the general account as an investment company under the 1940 Act (because of exemptive and exclusionary provisions). This means that the general account, the fixed account and interests in it are generally not subject to regulation under these Acts.

The SEC staff has not reviewed the disclosures in this prospectus relating to the general account and the fixed account. These disclosures, however, may be subject to certain requirements of the federal securities law regarding accuracy and completeness of statements made.

DETAILED INFORMATION ABOUT THE POLICY

This prospectus describes our Variable Estate DesignSM survivorship variable universal life insurance policy. The policy provides death benefits, cash values and other features of traditional life insurance contracts.

We and our affiliates offer various other products with different features and terms than the policy offered through this prospectus, and that may offer some or all of the same funds. These products have different benefits, fees and charges, and may or may not better match your needs. Please note that some of the company’s management personnel and certain other employees may receive a portion of their employment compensation based on the amount of policy values allocated to funds affiliated with ING. You should be aware that there may be alternative products available, and, if you are interested in learning more about these other products, contact our Customer Service Center or your agent/registered representative.

Purchasing a Policy

To purchase a policy both individuals applying for coverage must submit an application to us. On that application both individuals will, among other things, select:

  The amount of insurance coverage (which generally must be at least $250,000);
  The initial death benefit option; and
  Any riders or optional benefits.

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Additionally, on the application both individuals will provide us with certain health and other necessary information. Upon receipt of an application, we will follow our underwriting procedures to determine whether the proposed insured persons are insurable by us. Before we can make this determination, we may need to request and review medical examinations of and other information about the proposed insured persons. Through our underwriting process, we also determine the risk class for the insured persons if the application is accepted. Risk class is based on such factors as age, gender, health and occupation of the insured persons. Risk class will impact the cost of insurance rates you will pay and may also affect premiums and other policy fees, charges and benefits.

We reserve the right to reject an application for any reason permitted by law. If an application is rejected, any premium received will be returned without interest.

On the date coverage under the policy begins (the “policy date”), the persons on whose lives we issue the policy (the “joint insured persons”) generally can be no more than age 85. “Age” under the policy means each joint insured person’s age at the last birthday determined as of the beginning of each policy year. “Average age” under the policy means the sum of each joint insured person’s age divided by two and rounded to the higher age. From time to time, we may accept an insured person whose age exceeds our normal maximum age limit. We will not unfairly discriminate in determining the maximum age at issue. All exceptions to our normal limits are dependent upon our ability to obtain acceptable reinsurance coverage for our risk with an older insured.

You may request that we back-date the policy up to six months to allow the joint insured persons to give proof of a younger age for the purposes of your policy. Except for cash on delivery policies, we generally will not reissue a policy to change the policy date.

If your policy was issued to replace a policy subject to New York’s Regulation 60, you may, under certain conditions, reinstate the replaced policy to its full force and effect without underwriting approval. Contact our Customer Service Center or your agent/registered representative for further information.

Important Information About Term Riders. It may be to your economic advantage to include part of your insurance coverage under a term rider. Working with your agent/registered representative, consider the factors described in the Optional Rider Benefits section of this prospectus, page 33, when deciding whether to include coverage under a term rider and in what proportion to the total amount of coverage under your policy.

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Premium Payments

Premium payments are flexible and you may choose the amount and frequency of premium payments, within limits, including:

  We may refuse to accept any premium less than $25;
  You cannot pay additional premiums after age 100 of the younger of the joint insured persons;
  We may refuse any premium that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code;
  We may refuse any premium that would cause your policy to become a modified endowment contract under Section 7702A of the Internal Revenue Code without your prior written acknowledgement accepting your policy as a modified endowment contract; and
  We may refuse to accept any premium that does not comply with our anti-money laundering program. See Anti-Money Laundering, page 55.

After we deduct the premium expense charge from your premium payments, we apply the remaining net premium to your policy as described below.

A premium payment is received by us when it is received at our offices. After you have paid your minimum initial premium, we suggest you send payments directly to us, rather than through your agent/registered representative, to assure the earliest crediting date.

Insurance coverage does not begin until we receive your minimum initial premium. The minimum initial premium is generally equal to at least the minimum premiums for the first three months. The minimum premium is based on monthly rates that vary according to each joint insured person’s gender, risk class and age. Optional rider benefits have their own minimum premium rates. If you authorize premiums to be paid by electronic funds transfer, we will issue a policy upon receipt of the minimum premium for the first month and the required completed electronic funds transfer forms.

Your policy will indicate the minimum premium that applies to you. You are not required to pay the minimum premium, but payment of the minimum premium will keep your policy in force during the death benefit guarantee period. See Death Benefit Guarantee, page 31. Payment of the minimum premium may or may not be enough to keep your policy in force beyond the death benefit guarantee period.

Premium Payments Affect Your Coverage. During the death benefit guarantee period, the death benefit guarantee lasts only if your cumulative premium payments to the next monthly processing date, minus any partial withdrawals or loans, are at least equal to the sum of minimum premium payments applicable to the guarantee. If they are not and your surrender value is not enough to pay the periodic fees and charges, when due, then your policy will enter the 61-day grace period and you must make a sufficient premium payment to avoid lapse and loss of insurance coverage. See Lapse, page 45.

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Allocation of Net Premium. Until your initial net premium is allocated as described below, we hold premiums in a general suspense account. Premiums held in this suspense account do not earn interest.

We apply the initial net premium to your policy after all of the following conditions have been met:

  We receive the required initial minimum premium;
  All issue requirements have been received by our Customer Service Center; and
  We approve your policy for issue.

We allocate your initial net premium according to the premium allocation instructions specified on the application in whole percentages totaling 100% on the valuation date next following your policy date.

All net premiums we receive after the initial premium are allocated to your policy on the valuation date of their receipt in good order. We will allocate net premiums to the available subaccounts using your most recent premium allocation instructions specified in whole percentages totaling 100%. If your most recent premium allocation instructions includes a fund that corresponds to a subaccount that is closed to new investment ( we will notify you in advance by supplement to this prospectus if we close a subaccount) or is otherwise unavailable, net premium received that would have been allocated to the subaccount corresponding to the closed or otherwise unavailable fund may be allocated among all the other available subaccounts in which your policy value is allocated, on a proportionate basis. If there are no other such subaccounts, you must provide us with alternative allocation instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting our Customer Service Center. Your failure to provide us with alternative allocation instructions before we return your premium payment(s) may result in your policy entering the 61 day grace period and/or your policy lapsing without value. See Lapse, page 45, for more information about how to keep your policy from lapsing. See also Reinstatement, page 46, for more information about how to put your policy back in force if it has lapsed.

Free Look Period

During the free look period, you have the right to examine your policy and return it to us for a refund if you are not satisfied for any reason. The free look period is generally ten days from your receipt of the policy.

If you return your policy to us during the free look period, we will cancel it as of your policy date and send you a refund equal to a return of all premium we have received.

In some of our forms	Temporary Insurance
temporary insurance
is referred to as	If you pay the minimum initial premium and qualify, we may issue you temporary
“Conditional	insurance. If both joint insured persons’ ages are 69 or less, the maximum amount of
Receipt.”	temporary insurance coverage $500,000; otherwise the maximum amount of temporary insurance coverage is $250,000.

Temporary insurance coverage begins when all of the following events have occurred:

  You have completed and signed our temporary insurance coverage form;
  All required medical examinations and tests have been completed within 60 days of the date of the temporary insurance coverage form;
  We determine that, as of the date of the required medical examinations and tests, the insured persons are insurable for the amount and plan applied for;
  We have received and accepted a premium payment of at least your minimum initial premium (selected on your application); and
  The necessary parts of the application are complete.

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During the period of temporary insurance coverage your premium payments are held by us in a general suspense account until underwriting is completed and the policy is issued or the temporary insurance coverage otherwise ends. Premiums held in this suspense account do not earn interest and they are not allocated to the investment options available under the policy until a policy is issued. See Allocation of Net Premium, page 22. If a policy is not issued and temporary insurance coverage ends, any premium received will be returned without interest.

Fees and Charges

We deduct fees and charges under the policy to compensate us for:

  Providing the insurance benefits of the policy (including any rider benefits);
  Administering the policy;
  Assuming certain risks in connection with the policy; and
  Incurring expenses in distributing the policy.

The amount of a fee or charge may be more or less than the cost associated with the service or benefit. Accordingly, excess proceeds from one fee or charge may be used to make up a shortfall on another fee or charge, and we may earn a profit on one or more of these fees and charges. We may use any such profits for any proper corporate purpose, including, among other things, payments of sales expenses.

Transaction Fees and Charges

We deduct the following transaction fees and charge from your policy value each time you make certain transactions.

Premium Expense Charge. We deduct a premium expense charge from each premium payment we receive. This charge is 4.75% of each premium payment during the first ten policy years and 3.75% thereafter.

This charge helps offset:

  The expenses we incur in selling the policy;
  The costs of various state and local taxes; and
  The cost associated with the federal income tax treatment of our deferred acquisition costs. This cost is determined solely by the amount of life insurance premium we receive.

Partial Withdrawal Fee. We deduct a partial withdrawal fee each time you take a partial withdrawal from your policy. The amount of this fee is currently $10, but we reserve the right to deduct up to $25 for each partial withdrawal. We deduct the partial withdrawal fee proportionately from your remaining fixed and variable account values.

This fee helps offset the expenses we incur when processing a partial withdrawal.

Surrender Charge. We deduct a surrender charge during the first 15 policy years or the first 15 years after an increase in your insurance coverage when you:

  Surrender your policy; or
  Allow your policy to lapse.

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The amount of the surrender charge depends on the surrender charge rates.

When you purchase a policy or increase your insurance coverage, we set surrender charge rates. The surrender charge remains level for the first five policy or segment years and then decreases uniformly each month to zero at the end of the fifteenth policy or segment year. See Changes in the Amount of Your Insurance Coverage, page 28. Surrender charge rates will not exceed $8.50 per $1,000 of insurance coverage and the rates that apply to you will be set forth in your policy.

In the early policy years the surrender charge usually exceeds the policy value because the surrender charge is usually more than the cumulative minimum premiums minus policy fees and charges. Therefore, you should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.

This charge helps offset the expenses we incur in selling the policy.

Transfer Charge. We currently do not assess a charge for transfers between any of the investment options. We reserve the right, however, to charge up to $25 for each transfer in excess of 12 transfers in a policy year. Transfers associated with policy loans, the dollar cost averaging or automatic rebalancing programs or the exercise of conversion rights will not count as transfers when calculating any applicable transfer charge.

This charge helps offset the expenses we incur when processing transfers.

Excess Illustration Fee. We currently do not assess this fee, but we reserve the right to assess a fee of up to $50 for each illustration of your policy values you request after the first each policy year.

This fee helps offset the costs we incur when processing requests for excess illustrations.

Excess Annual Report Fee. We currently do not assess this fee, but we reserve the right to assess a fee of up to $50 for each annual report you request after the first each policy year.

This fee helps offset the costs we incur when processing requests for excess annual reports.

In the policy form	Periodic Fees and Charges
the “monthly
processing date” is	We deduct the following periodic fees and charges from your policy value on the
referred to as the	monthly processing date. The monthly processing date is the same date each month as
“Monthly	your policy date. If that date is not a valuation date, then the monthly processing date is
Anniversary.”	the next valuation date.

Cost of Insurance. The cost of insurance charge is equal to our current monthly cost of insurance rates multiplied by the net amount at risk for each segment of your insurance coverage. The net amount at risk as calculated on each monthly processing date equals the difference between:

  Your current base death benefit, discounted to take into account each month’s interest earnings at an assumed 4.00% annual interest rate; and
  Your policy value minus the periodic fees and charges due on that date, other than cost of insurance charges.

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Monthly cost of insurance rates are based on each joint insured person’s age at issue, gender, risk class and amount of insurance coverage on the policy date and each date you increase your insurance coverage (a “segment date”) and the policy year. They will not, however, be greater than the guaranteed cost of insurance rates shown in the policy, which are based on the 1980 Commissioner’s Standard Ordinary Sex Distinct Mortality Tables. The rates that apply to you will be set forth in your policy. See the Periodic Fees and Charges table, page 9, for the minimum and maximum cost of insurance rates and the rates for a representative joint insured person.

Separate cost of insurance rates apply to each segment of your insurance coverage and your riders. The maximum rates for the initial and each new segment of your insurance coverage will be printed in your policy schedule pages.

The cost of insurance charge varies from month to month because of changes in your net amount at risk, changes in your death benefit and the increasing age of the joint insured persons. The net amount at risk is affected by the same factors that affect your policy value, namely:

  The net premium applied to your policy;
  The fees and charges we deduct;
  Any partial withdrawals you take;
  Interest earnings on the amounts allocated to the fixed account;
  Interest earned on amounts held in the loan account; and
  The investment performance of the funds underlying the subaccounts of the variable account.

We calculate the net amount at risk separately for each segment of your insurance coverage.

The cost of insurance charge compensates us for the ongoing costs of providing insurance coverage, including the expected cost of paying death proceeds that may be more than your account value.

Administrative Charge. The monthly administrative charge is $7.50 and is guaranteed not to exceed the product of $5 and the ratio (not to exceed 2.00) of (a) the Consumer Price Index (for all urban households) for the preceding September to (b) the Consumer Price Index for September 1985. The administrative charge helps compensate us for the costs associated with administering the policies.

Monthly Amount Charge. During the first 20 policy years (and for 20 years following a requested increase in insurance coverage) we will deduct a monthly charge per $1,000 of insurance coverage. The monthly amount charge is based on the gender, risk class, amount of insurance coverage and the average age of the joint insured persons on the policy date and on each segment date, as appropriate. Any decrease in insurance coverage or any change in insurance coverage resulting from a change in the death benefit option will not affect the monthly amount charge. The rates that apply to you will be set forth in your policy. See the Periodic Fees and Charges table, page 9, for the minimum and maximum monthly amount charge rates and the rates for a representative joint insured person.

The monthly amount charge helps compensate us for expenses relating to the distribution of the policy, including agents’ commissions, advertising and the printing of the prospectus and sales literature for new sales of the policy. A portion of this charge may also contribute to company profits.

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Mortality and Expense Risk Charge. During the first ten policy years, the monthly mortality and expense risk charge currently is 0.075% (0.90% annually) of your variable account value (guaranteed not to exceed an annual rate of 1.20%) . After the tenth policy year, we currently anticipate that we will reduce this charge to 0.02083% per month (0.25% annually); however, in no event will the mortality and expense risk charge exceed 0.55% annually for the duration of the policy.

This charge helps compensate us for the mortality and expense risks we assume when we issue a policy. The mortality risk is that insured people, as a group, may live less time than we estimated. The expense risk is that the costs of issuing and administering the policies and operating the subaccounts of the variable account are greater than we estimated.

Optional Rider Fees and Charges

There may be separate fees and charges for optional rider benefits. See the Optional Rider Fees and Charges table, page 10, and the Optional Rider Benefits section, page 33, for more information about the optional rider benefits and the applicable fees and charges.

Waiver and Reduction of Fees and Charges

We may waive or reduce any of the fees and charges under the policy, as well as the minimum amount of insurance coverage set forth in this prospectus. Any waiver or reduction will be based on expected economies that result in lower sales, administrative or mortality expenses. For example, we may expect lower expenses in connection with sales to:

  Certain groups or sponsored arrangements (including our employees, certain family members of our employees, our affiliates and our appointed sales agents);
  Corporate purchasers; or
  Our policyholders or the policyholders of our affiliated companies.

Any variation in fees and charges will be based on differences in costs or services and our rules in effect at the time. We may change our rules from time to time, but we will not unfairly discriminate in any waiver or reduction.

Fund Fees and Expenses

As shown in the fund prospectuses and described in the Fund Fees and Expenses table on page 11 of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and policy owner services provided on behalf of the fund. Furthermore, certain funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The company or its U.S. affiliates receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the policy. This revenue is one of several factors we consider when determining the policy fees and charges and whether to offer a fund through our policies. Fund revenue is important to the company’s profitability, and it is generally more profitable to offer affiliated funds than to offer unaffiliated funds.

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In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to funds managed by Directed Services LLC or other company affiliates, which funds may or may not also be subadvised by another company affiliate. Assets allocated to funds managed by a company affiliate but subadvised by unaffiliated third parties generally generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue. The company expects to make a profit from this revenue to the extent it exceeds the company’s expenses, including the payment of sales compensation to our distributors.

Types of Revenue Received from Affiliated Funds. Affiliated funds are (a) funds managed by Directed Services LLC or other company affiliates, which funds may or may not also be subadvised by another company affiliate; and (b) funds managed by a company affiliate but that are subadvised by unaffiliated third parties.

Revenues received by the company from affiliated funds may include:

  A share of the management fee deducted from fund assets;
  Service fees that are deducted from fund assets;
  For certain share classes, the company or its affiliates may also receive compensation paid out of 12b-1 fees that are deducted form fund assets; and
  Other revenues that may be based either on an annual percentage of average net assets held in the fund by the company or a percentage of the fund’s management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques that are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fees has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the company.

Types of Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant. Revenues received by the company from unaffiliated funds and/or their affiliates may include:

  For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets; and
  Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests and mailing fund prospectuses, periodic reports and proxy materials. These additional payments may be used by us to finance distribution of the policy.

These revenues are received as cash payments, and if the three unaffiliated fund families currently offered through the policy were individually ranked according to the total amount they paid to the company or its affiliates in 2006, that ranking would be as follows:

  Fidelity® Variable Insurance Product Portfolios;
  American Funds Insurance Series; and
  Neuberger Berman AMT Portfolios® .

If the revenues received from affiliated funds were included in this list, payments from Directed Services LLC and other company affiliates would be at the top of the list.

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In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may make fixed dollar payments to help expense offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel and opportunity to host due diligence meetings for representatives and wholesalers.

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated funds as well. The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. The “fund of funds” available through the policy are identified in the list of funds available through the variable account on page 16.

Please note that certain management personnel and other employees of the company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See Distribution of the Policy, page 60.

In the policy form	Death Benefits
the amount of
insurance coverage	You decide the amount of life insurance protection you need, now and in the future.
you select is referred	Generally, we require a minimum of $250,000 of coverage to issue your policy. We may
to as the “Face	lower this minimum for certain group, sponsored or corporate purchasers. The amount of
Amount.”	insurance coverage in effect on your policy date is your initial coverage segment.

It may be to your economic advantage to include part of your insurance coverage under a term insurance rider. See Important Information About Term Insurance Riders, page 34.

Changes in the Amount of Your Insurance Coverage

Subject to certain limitations, you may change the amount of your insurance coverage. Changing the amount of your insurance coverage will generally not be allowed until after the first policy year. We reserve the right to limit a change in the amount of your insurance coverage during the first four policy years. The change will be effective on the next monthly processing date after we receive your written request or the next monthly processing date after underwriting approval (if required), whichever is later.

There may be underwriting or other requirements that must be met before we will approve a change. After we approve your request to change the amount of insurance coverage under the policy, we will send a new policy schedule page to you. You should attach it to your policy. We may ask you to return your policy to our Customer Service Center so that we can make this change for you.

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Increases in the amount of your insurance coverage must be at least $5,000 and may be permitted until any joint insured person exceeds age 85.

A coverage segment or segment is a block of insurance coverage. A requested increase in insurance coverage will cause a new coverage segment to be created. Once we create a new segment, it is permanent unless law requires differently.

Each new segment will have:

  A new surrender charge;
  New cost of insurance charges, guaranteed and current;
  A new monthly amount charge;
  A new incontestability period;
  A new suicide exclusion period; and
  A new minimum premium.

In determining the net amount at risk for each coverage segment we allocate the policy value first to the initial segment and any excess to additional segments starting with the first.

You may not decrease the amount of your insurance coverage below $200,000. You cannot request a decrease in the amount of your insurance coverage more frequently than once every six months. Decreases in insurance coverage on policies with multiple coverage segments will be made in the following order:

(1)	From the most recent segment;

(2)	From the next more recent segments successively; and

(3)	From the initial segment.

Decreases in insurance coverage may result in:

  A shortened death benefit guarantee period if a term insurance rider is attached;
  Reduced minimum premium amounts; and
  Reduced cost of insurance charges.

Decreases in insurance coverage will not result in reduced surrender or monthly amount charges.

We reserve the right to not approve a requested change in your insurance coverage that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code. In addition, we may refuse to approve a requested change in your insurance coverage that would cause your policy to become a modified endowment contract under Section 7702A of the Internal Revenue Code without your prior written acknowledgment accepting your policy as a modified endowment contract. Decreasing the amount of insurance coverage under your policy could cause your policy to be considered a modified endowment contract. If this happens, prior and subsequent distributions from the policy (including loans) may be subject to adverse tax treatment. You should consult a qualified tax adviser before changing your amount of insurance coverage. See Modified Endowment Contracts, page 49.

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Death Benefit Qualification Test

The death benefit proceeds are generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance. Your policy will meet this definition of life insurance provided that it meets the requirements of the guideline premium test.

The guideline premium test requires that premium payments do not exceed certain statutory limits and your death benefit is at least equal to your policy value multiplied by a factor defined by law. The guideline premium test provides for a maximum amount of premium in relation to the death benefit and a minimum amount of death benefit in relation to policy value. The factors for the guideline premium test can be found in Appendix A of this prospectus.

Certain changes to a policy that uses the guideline premium test may allow the payment of premium in excess of the statutory limits in order to keep the policy from lapsing. In this circumstance, any such excess premium will be allocated to the fixed account in order for the policy to continue to meet the federal income tax definition of life insurance.

Death Benefit Options

There are two death benefit options available under the base policy before age 100 of the younger joint insured person. You choose the option you want when you apply for the policy, but you may change that choice after the fourth policy year.

In the policy form,	Option 1. Under death benefit Option 1, the base death benefit is the greater of the
death benefit	amount of insurance coverage you have selected or your policy value multiplied by the
“Option 1” is	appropriate factor from the definition of life insurance factors described in Appendix A.
referred to as the	Under this option your base death benefit will remain level unless your policy value
“Level Amount	multiplied by the appropriate factor described in Appendix A exceeds the death benefit.
Option” or “Option	In this case, your death benefit will vary as the policy value varies.
A” and death benefit
“Option 2” is	Option 2. Under death benefit Option 2, the base death benefit is the greater of the
referred to as the	amount of insurance coverage you have selected plus your policy value or your policy
“Variable Amount	value multiplied by the appropriate factor from the definition of life insurance factors
Option” or “Option	described in Appendix A. Under this option your base death benefit will vary as the policy
B.”	value varies.

Which Death Benefit Option to Choose. If you are satisfied with the amount of your existing insurance coverage and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value and lower cost of insurance charges, you should choose Option 1. If you prefer to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should choose Option 2.

Changing Death Benefit Options. After the fourth policy year, you may change death benefit options once each policy year. Evidence of insurability is currently not required for death benefit option changes, but we reserve the right to require such evidence in the future.

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Changing your death benefit option may reduce or increase your insurance coverage but will not change the amount of your base death benefit. We may not approve a death benefit option change if it reduces the amount of insurance coverage below the minimum we require to issue your policy. On the effective date of your option change, your insurance coverage will change as follows:

Change From:	Change To:	Insurance Coverage Following the Change:

Option 1	Option 2	· Your insurance coverage before the change
minus your policy value as of the effective
date of the change.

Option 2	Option 1	· Your insurance coverage before the change
plus your policy value as of the effective date
of the change.

Your death benefit option change is effective on your next monthly processing date after we approve it.

After we approve your request, we send a new policy schedule page to you. You should attach it to your policy. We may ask you to return your policy to our Customer Service Center so that we can make this change for you.

If a death benefit option change causes the amount of insurance coverage to change, no new coverage segment(s) is (are) created. Instead, the size of each existing segment(s) is (are) changed. If you change death benefit options, there is no change to the amount of term insurance coverage if you have added a term insurance rider to your policy. See Four Year Term Rider, page 33; Survivorship Term Rider, page 33.

Changing your death benefit option may have tax consequences. You should consult a qualified tax adviser before making changes.

Death Benefit Proceeds

After the surviving joint insured person’s death, if your policy is in force we pay the death benefit proceeds to the beneficiaries. The beneficiaries are the people you name to receive the death benefit proceeds from your policy. The death benefit proceeds are equal to:

  Your base death benefit; plus
  The amount of any rider benefits; minus
  Any outstanding policy loan with accrued loan interest; minus
  Any outstanding fees and charges incurred before the surviving joint insured person’s death.

The death benefit is calculated as of the surviving joint insured person’s death and will vary depending on the death benefit option you have chosen.

Death Benefit Guarantee

The policy has a death benefit guarantee which provides that the policy will not lapse even if the surrender value is not enough to pay the periodic fees and charges each month.

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In general, the two most significant benefits of the death benefit guarantee are:

  During the early policy years, the surrender value may not be enough to cover the periodic fees and charges due each month, so that the death benefit guarantee may be necessary to avoid lapse of the policy. This occurs when the surrender charge exceeds the policy value in these years. Likewise, if you request an increase in the amount of your insurance coverage, an additional surrender charge will apply for the 15 years following the increase, which could create a similar possibility of lapse as exists during the early policy years; and
  To the extent the surrender value declines due to poor investment performance of the funds underlying the subaccounts of the variable account or due to an additional surrender charge after a requested increase in the amount of your insurance coverage, the surrender value may not be sufficient even in later policy years to cover the periodic fees and charges due each month. Accordingly, the death benefit guarantee may be necessary in later policy years to avoid lapse of the policy.

The death benefit guarantee is standard on every policy. It provides a guarantee that your policy will not lapse during the guarantee period, provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of minimum premium payments to the next monthly processing date. Your policy will specify the guarantee period. The death benefit guarantee period depends on the issue ages and premium classes of the joint insured persons, the death benefit option chosen and any additional insurance benefits attached by rider. Certain policy changes may also change the death benefit guarantee period. There is no charge for this guarantee.

You should consider the following in relation to the death benefit guarantee:

  The amount of the minimum premium for your policy will be set forth in your policy (see Premium Payments, page 21);
  The minimum premium for your policy is based on monthly rates that vary according to each insured person’s gender, risk class and age;
  Even though you may pay less than the minimum premium amount, you may lose the significant protection provided by the death benefit guarantee by doing so;
  A loan may cause the termination of this guarantee because we deduct your loan amount from cumulative premiums paid when calculating whether you have paid sufficient premiums to keep the guarantee in effect; and
  Even if the death benefit guarantee terminates, your policy will not necessarily lapse (see Lapse, page 45).

We will notify you if on any monthly processing date you have not paid enough premium to keep this death benefit guarantee in force. This notice will show the amount of premium required to maintain this guarantee. If we do not receive the required premium payment within 61 days from the date of our notice, the death benefit guarantee will terminate. If this guarantee terminates, it cannot be reinstated.

Additional Insurance Benefits

Your policy may include additional insurance benefits, attached by rider. There are two types of riders:

  Those that provide optional benefits that you must select before they are effective; and
  Those that automatically come with the policy.

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The following information does not include all of the terms and conditions of each rider, and you should refer to the rider to fully understand its benefits and limitations. We may offer riders not listed here. Contact your agent/registered representative for a list of riders and their availability.

Optional Rider Benefits

The following riders may have an additional cost, but you may cancel optional riders at any time. Adding or canceling riders may have tax consequences. See Modified Endowment Contracts, page 49. See also, Important Information About Term Riders, page 34.

Four-Year Term Rider. This term insurance rider provides a four year, level term insurance benefit if the surviving joint insured person dies during the first four policy years. You may apply for this rider only when you apply for the base policy. The minimum amount of coverage under this rider is $250,000. The maximum amount of coverage under this rider is 125 percent of the total amount of insurance coverage selected under the base policy plus the amount of Survivorship Term Rider coverage, if any.

You should consider the following when deciding whether to add the Four Year Term Rider to your policy:

  The current cost of insurance rates for this rider are generally less than those for the base policy (see Optional Rider Fees and Charges table, page 10);
  The monthly amount charge rates for this rider are different than those for the base policy;
  This rider does not have a surrender charge; and
  The rider will shorten the death benefit guarantee period of the base policy.

Survivorship Term Rider. Provides a level term insurance benefit payable on the death of the surviving joint insured person if death occurs prior to age 80 of the younger joint insured person. The minimum amount of coverage under this rider is $100,000. The maximum amount of coverage under this rider is three times the total amount of insurance coverage selected under the base policy.

You should consider the following when deciding whether to add the Survivorship Term Rider to your policy:

  The current cost of insurance rates for this rider are different than those for the base policy (see Optional Rider Fees and Charges table, page 10);
  The monthly amount charge rates for this rider are generally less than those for the base policy;
  This rider does not have a surrender charge; and
  The rider will shorten the death benefit guarantee period of the base policy.

By company practice, you can transfer your coverage under this rider to your base policy without evidence of insurability if your base death benefit is equal to your policy value multiplied by the appropriate factor described in Appendix A or within 90 days prior to the rider’s expiration date. Cost of insurance rates for this new coverage segment will be the same as the cost of insurance rates for the initial coverage segment, based on the risk class and duration of the term coverage. The monthly amount charge rates on the new coverage segment will be no higher than the monthly amount charge rates on the rider in the year prior to transfer.

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Important Information about the Term Riders

It may be to your economic advantage to include part of your insurance coverage under a term rider. Working with your agent/registered representative, consider the following when deciding whether to include coverage under a term rider and in what proportion to the total amount of coverage under your policy.

Cost of Insurance and Other Fees and Charges. The cost of insurance rates and other fees and charges affect the value of your policy. The lower the cost of insurance and other fees and charges, the greater the policy’s cash value. Accordingly, please be aware that:

  The current cost of insurance rates for coverage under a term rider are generally less than the current cost of insurance rates for coverage under the base policy;
  The guaranteed maximum cost of insurance rates for coverage under a term rider are generally the same as the guaranteed maximum cost of insurance rates for coverage under the base policy; and
  Some policy fees and charges that apply to coverage under the base policy may not apply to coverage under a term rider.

Features and Benefits. Certain features and benefits are limited or unavailable if you have term rider coverage, including:

  Death Benefit Guarantees; and
  Term Rider coverage terminates at age 80.

Compensation. We generally pay more compensation to your agent/registered representative on premiums paid for coverage under the base policy than we do on premiums paid for coverage under a term rider. See Distribution of the Policy, page 60.

With these factors in mind, you should discuss with your agent/registered representative how the use of a term rider will affect the costs, benefits, features and performance of your policy. You should also review illustrations based on different combinations of base policy and term rider coverage so that you can decide what combination best meets your needs. The foregoing discussion does not contain all of the terms and conditions or limitations of coverage under the base policy or a term rider, and you should read the policy, the Four-Year Term Rider and the Survivorship Term Rider carefully to fully understand their benefits and limitations.

Automatic Rider Benefit

The following rider benefit may come with your policy automatically, depending on the age and/or risk class of each joint insured person. Exercising the benefit may have tax consequences. See Optional Rider Fees and Charges table, page 10.

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Policy Split Option Rider. The Policy Split Option Rider allows you, under certain circumstances, the opportunity to exchange your policy for two single life insurance policies. One single life policy will be issued on the life of each joint insured person. The new single life policies will be subject to the minimum and maximum coverage amounts and issue ages for the plan of insurance chosen. We may require evidence of insurability.

Unless law requires otherwise, you may use the policy split option within 90 days of the occurrence of any of the following events:

A final divorce decree regarding the marriage of the joint insured persons;

A dissolution of a business partnership of the joint insured persons; or

A change in the federal estate tax laws which results in either:

Elimination of the unlimited marital deduction; or

A reduction by at least 50% the estate taxes payable upon death.

You should consider the following before requesting to exercise the policy split option:

  On the effective date of the policy split, the available death benefit under your policy will be divided between the two new single life policies. The death benefit of each new single life policy cannot be greater than 50% of the base policy’s death benefit, not including riders;
  You may take less than the maximum death benefit amount available. If the total death benefit for the two new single life insurance policies is less than the total death benefit under the one policy before the split, there may be a surrender charge;
  On the effective date of the policy split, the policy value of the base policy will be divided equally and each portion will be applied as premiums to each of the new single life policies;
  The premiums for the new single life policies will be based on the age and risk class of each joint insured person on the effective date of the policy split. Premiums will be due for each new policy under the terms of the new policy;
  The new policy owner will be the joint insured person whose life is insured under the new single life policy, unless specified otherwise;
  The beneficiary for each single life policy will be the beneficiary named for the base policy, unless specified otherwise; and
  Exercising the policy split option may be treated as a taxable transaction. Moreover, two single life insurance policies could be treated as modified endowment contracts.
  See Taxation of Policy Splits, page 51.

The tax consequences of exercising the policy split option are uncertain. You should consult a qualified tax adviser as to those consequences. See Taxation of Policy Splits, page 51.

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Policy Value
In the policy form
the “policy value”	Your policy value equals the sum of your fixed account, variable account and loan
is referred to as the	account values. Your policy value reflects:
“Accumulation	· The net premium applied to your policy;
Value,” the “fixed	· The fees and charges that we deduct;
account value” is	· Any partial withdrawals you take;
referred to as the	· Interest earned on amounts allocated to the fixed account;
“Fixed	· The investment performance of the funds underlying the subaccounts of the variable
Accumulation	account; and
Value,” and the	· Interest earned on amounts held in the loan account.
“variable account
value” is referred to	Fixed Account Value
as the “Variable
Accumulation	Your fixed account value equals the net premium you allocate to the fixed account, plus
Value.”	interest earned, minus amounts you transfer out or withdraw. It may be reduced by fees and charges assessed against your policy value. See The Fixed Account, page 18.

Variable Account Value

Your variable account value equals your policy value attributable to amounts invested in the subaccounts of the variable account.

Determining Values in the Subaccounts. The value of the amount invested in each subaccount is measured by accumulation units and accumulation unit values. The value of each subaccount is the accumulation unit value for that subaccount multiplied by the number of accumulation units you own in that subaccount. Each subaccount has a different accumulation unit value.

The accumulation unit value is the value determined on each valuation date. The accumulation unit value of each subaccount varies with the investment performance of its underlying fund. It reflects:

  Investment Income;
  Realized and unrealized gains and losses;
  Fund expenses (including fund redemption fees, if applicable); and
  Taxes, if any.

A valuation date is a date on which a fund values its shares and the New York Stock Exchange is open for business, except for days on which valuations are suspended by the SEC. Each valuation date ends at 4:00 p.m. Eastern time. We reserve the right to revise the definition of valuation date as needed in accordance with applicable federal securities laws and regulations.

You purchase accumulation units when you allocate premium or make transfers to a subaccount, including transfers from the loan account.

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We redeem accumulation units:

  When amounts are transferred from a subaccount (including transfers to the loan account);
  For the monthly deduction of the periodic fees and charges from your variable account value;
  For policy transaction fees;
  When you take a partial withdrawal;
  If you surrender your policy; and
  To pay the death benefit proceeds.

To calculate the number of accumulation units purchased or sold we divide the dollar amount of your transaction by the accumulation unit value for the subaccount calculated at the close of business on the valuation date of the transaction.

The date of a transaction is the date we receive your premium or transaction request at our Customer Service Center in good order, so long as the date of receipt is a valuation date. We use the accumulation unit value that is next calculated after we receive your premium or transaction request and we use the number of accumulation units attributable to your policy on the date of receipt.

We deduct the periodic fees and charges each month from your variable account value on the monthly processing date. If your monthly processing date is not a valuation date, the monthly deduction is processed on the next valuation date.

The value of amounts allocated to the subaccounts goes up or down depending on the investment performance of the corresponding funds. There is no guaranteed minimum value of amounts invested in the subaccounts of the variable account.

How We Calculate Accumulation Unit Values. We determine the accumulation unit value for each subaccount on each valuation date.

We generally set the accumulation unit value for a subaccount at $10 when the subaccount is first opened. After that, the accumulation unit value on any valuation date is:

  The accumulation unit value for the preceding valuation date; multiplied by
  The subaccount’s accumulation experience factor for the valuation period.

Every valuation period begins at 4:00 p.m. Eastern time on a valuation date and ends at 4:00 p.m. Eastern time on the next valuation date. We reserve the right to revise the definition of valuation date as needed in accordance with applicable federal securities laws and regulations.

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We calculate an accumulation experience factor for each subaccount every valuation date as follows:

  We take the net asset value of the underlying fund shares as reported to us by the fund managers as of the close of business on that valuation date;
  We add dividends or capital gain distributions declared and reinvested by the fund during the current valuation period;
  We subtract a charge for taxes, if applicable; and
  We divide the resulting amount by the net asset value of the shares of the underlying fund at the close of business on the previous valuation date.

Loan Account Value

When you take a loan from your policy we transfer your loan amount to the loan account
In the policy form	as collateral for your loan. Your loan amount includes interest payable in advance to the
the “loan account	next policy anniversary. The loan account is part of our general account and we charge
value” is referred to	interest on amounts held in the loan account. Your loan account value is equal to your
as the “Loan	outstanding loan amount plus any interest credited on the loan account value. See Loans,
Amount.”	page 45.

Special Features and Benefits

Loans

You may borrow money from us using your policy as collateral for the loan. We reserve the right to limit borrowing during the first policy year. A new loan amount must be at least $500, and the amount you may borrow is limited to 100% of the surrender value of your policy.

When you take a loan, we transfer an amount equal to your loan to the loan account. The loan account is part of our general account specifically designed to hold collateral for policy loans and interest.

Your loan request must be directed to our Customer Service Center. When you request a loan you may specify the investment options from which the loan collateral will be taken. If you do not specify the investment options, the loan collateral will be taken proportionately from each active investment option you have, including the fixed account.

If you request an additional loan, we add the new loan amount to your existing loan. This way, there is only one loan outstanding on your policy at any time.

Loan Interest. We credit amounts held in the loan account with interest at an annual rate of 4.00% . Interest we credit is allocated to the subaccounts and fixed account in the same proportion as your current premium allocation unless you tell us otherwise.

We also charge interest on loans. The annual interest rate charged is currently 5.66% .

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After the tenth policy year, the annual interest rate that we charge will be reduced to 3.85% for that portion of the loan amount that is not greater than:

  Your variable account value plus your fixed account value; minus
  The sum of all premiums paid minus all partial withdrawals.

Loans with this reduced interest rate are preferred loans. This reduced interest rate may change at any time but is guaranteed not to exceed 3.85% ..

Interest is payable in advance at the time you take any loan (for the rest of the policy year) and at the beginning of each policy year thereafter (for the entire policy year). If you do not pay the interest when it is due, we add it to your loan account balance.

We will refund to you any interest we have not earned if:

  Your policy lapses;
  You surrender your policy; or
  You repay your loan.

Loan Repayment. You may repay your loan at any time. However, unless you tell us otherwise we will treat amounts received as premium payments and not loan repayments. You must tell us if you want a premium payment to go towards repaying your loan.

When you make a loan repayment, we transfer an amount equal to your payment from the loan account to the subaccounts and fixed account in the same proportion as your current premium allocation, unless you tell us otherwise.

Effects of a Policy Loan. Using your policy as collateral for a loan will effect your policy in various ways. You should carefully consider the following before taking a policy loan:

  If you do not make loan repayments your policy could lapse because your surrender value may not be enough to pay your fees and charges each month;
  A loan may cause the termination of the death benefit guarantee because we deduct your loan amount from cumulative premiums paid when calculating whether you have paid sufficient premiums to keep the death benefit guarantee in effect;
  Taking a loan reduces your opportunity to participate in the investment performance of the subaccounts and the interest guarantees of the fixed account;
  Accruing loan interest will change your policy value as compared to what it would have been if you did not take a loan;
  Even if you repay your loan, it will have a permanent effect on your policy value;
  If you do not repay your loan we will deduct any outstanding loan amount from amounts payable under the policy; and
  Loans may have tax consequences and if your policy lapses with a loan outstanding, you may have further tax consequences. See Distributions Other than Death Benefits, page 48.

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Transfers

You currently may make an unlimited number of transfers of your variable account value between the subaccounts and to the fixed account. Transfers are subject to any conditions or limits that we or the funds whose shares are involved may impose, including:

  You may generally not make transfers until after the fifteenth day following your policy date (see Allocation of Net Premium, page 22);
  We reserve the right to limit you to 12 transfers each policy year;
  Although we currently do not impose a charge for transfers, we reserve the right to charge up to $25 for each transfer; and
  We may impose the transfer charge, limit the number of transfers each policy year, restrict or refuse transfers because of frequent or disruptive transfers, as described below.

Any conditions or limits we impose on transfers between the subaccounts or to the fixed account will generally apply equally to all policy owners. However, we may impose different conditions or limits on policy owners or third parties acting on behalf of policy owners, such as market timing services who violate our excessive trading policy. See Limits on Frequent and Disruptive Transfers, page 42.

Transfers from the fixed account to the subaccounts of the variable account are subject to the following additional restrictions:

  Only one transfer is permitted each policy year, and you may only make this transfer within 30 days of the anniversary of your policy date;
  You may only transfer up to 50% of your fixed account value unless the balance, after the transfer, would be less than $1,000 in which event you may transfer your full fixed account value; and
  Your transfer must be at least the lesser of $500 or your total fixed account value.

We reserve the right to liberalize these restrictions on transfers from the fixed account, depending on market conditions. Any such liberalization will generally apply equally to all policy owners. However, we may impose different restrictions on third parties acting on behalf of policy owners, such as market timing services.

We process all transfers and determine all values in connection with transfers on the valuation date we receive your request in good order, except as described below for the dollar cost averaging or automatic rebalancing programs.

Dollar Cost Averaging. Anytime your policy value less the loan account value is at least $5,000 you may elect dollar cost averaging.

Dollar cost averaging is a long-term investment program through which you direct us to automatically transfer at regular intervals a specific dollar amount from any of the subaccounts to one or more of the other subaccounts or to the fixed account. We do not permit transfers from the fixed account under this program. You may request that the dollar cost averaging transfers occur on a monthly, quarterly, semi-annual or annual basis. You may discontinue this program at any time. Although we currently do not charge for this feature, we reserve the right to impose a charge in the future.

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This systematic plan of transferring policy values is intended to help reduce the risk of investing too much when the price of a fund’s shares is high. It also helps reduce the risk of investing too little when the price of a fund’s shares is low. Because you transfer the same dollar amount to the subaccounts each period, you purchase more units when the unit value is low and you purchase fewer units when the unit value is high.

Dollar cost averaging does not assure a profit nor does it protect you against a loss in a declining market.

You may discontinue your dollar cost averaging program at any time. We reserve the right to discontinue, modify or suspend this program, and dollar cost averaging will automatically terminate if:

  We receive a request to begin an automatic rebalancing program;
  The policy is in the grace period on any date when dollar cost averaging transfers are scheduled; or
  The specified transfer amount from any subaccount is more than the variable account value in that subaccount.

Automatic Rebalancing. Anytime your policy value less the loan account value is at least $10,000 you may elect automatic rebalancing.

Automatic rebalancing is a program for simplifying the process of asset allocation and maintaining a consistent allocation of your variable and fixed account values among your chosen investment options. Although we currently do not charge for this feature, we reserve the right to impose a charge in the future.

If you elect automatic rebalancing, we periodically transfer amounts among the investment options to match the asset allocation percentages you have chosen. This action rebalances the amounts in the investment options that do not match your set allocation percentages. This mismatch can happen if an investment option outperforms another investment option over the time period between automatic rebalancing transfers.

Automatic rebalancing does not assure a profit nor does it protect you against a loss in a declining market.

You may discontinue your automatic rebalancing program at any time. We reserve the right to discontinue, modify or suspend this program, and automatic rebalancing will automatically terminate if:

  We receive a request to transfer policy values among the investment options;
  We receive a request to begin a dollar cost averaging program;
  The policy is in the grace period on any date when automatic rebalancing transfers are scheduled; or
  The sum of your variable and fixed account values is less than $7,500 on any date when automatic rebalancing transfers are scheduled.

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Limits on Frequent or Disruptive Transfers

The policy is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

  Increased trading and transaction costs;
  Forced and unplanned portfolio turnover;
  Lost opportunity costs; and
  Large asset swings that decrease the fund’s ability to provide maximum investment return to all policy owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the policy.

We have an excessive trading policy and monitor transfer activity. You will violate our excessive trading policy if your transfer activity:

  Exceeds our current definition of excessive trading, as defined below;
  Is identified as problematic by an underlying fund (even if the activity does not exceed our monitoring standard for excessive trading);
  Is determined, in our sole discretion, to be disruptive due to the excessive dollar amounts involved; or
  Is determined, in our sole discretion, to be not in the best interests of other policy owners.

If we determine that you have violated our excessive trading policy, we will take the following actions. Upon the first violation, we will send to you a one time warning letter. After a second violation we will suspend your transfer privileges via facsimile, telephone, email and the internet, and your transfer privileges will be limited to submission by regular U.S. mail for a period of six months. Our suspension of your electronic transfer privileges will relate to all transfers, not just those fund(s) involved in the excessive transfer activity, and will extend to other company variable life insurance policies and variable annuity contracts that you own. It may be extended to other variable policies and contracts that are issued to you by our affiliates. At the end of the six month suspension period, your electronic transfer privileges will be reinstated. If, however, you violate our excessive trading policy again, after your electronic transfer privileges have been reinstated, we will suspend your electronic transfer privileges permanently. We will notify you in writing if we take any of these actions.

Additionally, if we determine that our excessive trading policy has been violated by a market-timing organization or an individual or other party that is authorized to give transfer instructions on your behalf, whether such violation relates to your policy or another owner’s variable policy or contract, we will also take the following actions, without prior notice:

  Not accept transfer instructions from that organization, individual or other party; and
  Not accept preauthorized transfer forms from market timing organizations, individuals or other parties acting on behalf of more than one policy owner at a time.

Our current definition of excessive trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs (including reoccurring rebalancing transactions under corporate owned policies) and transfers involving certain de minimis amounts when determining whether transfer activity is excessive.

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The company does not allow exceptions to our excessive trading policy. We reserve the right to modify our excessive trading policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of policy owners and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all policy owners or, as applicable, to all policy owners investing in the underlying fund.

Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful fund performance and management may be adversely affected, as noted above.

The Company Intends to Modify its Excessive Trading Policy in October 2007.

At that time, the company will begin restricting electronic transfer privileges if a policy owner (1) requests two purchases and subsequent sales of the same fund in a 60 calendar day period; or (2) requests six purchases and subsequent sales of the same fund within a twelve month period. We may change these planned modifications before they are implemented.

The company intends to notify policy owners before we implement these changes; however, failure to provide this notice will not prevent the company from implementing these or any other changes to our excessive trading policy.

Limits Imposed by the Funds. Most underlying funds have their own excessive trading policies, and orders for the purchase of a fund’s shares are subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation or transfer to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason.

Agreements to Share Information with Funds. As required by Rule 22c-2 under the 1940 Act, the company has entered into information sharing agreements with each of the fund companies whose funds are offered through the policy. Policy owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and the company’s excessive trading policy. Under these agreements, the company is required to share information regarding policy owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about policy owner transactions, this information may include personal policy owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a policy owner’s transactions if the fund determines that the policy owner has violated the fund’s trading policies. This could include the fund directing us to reject any allocations of premium or policy value to the fund.

Conversion to a Guaranteed Policy. During the first two policy years and the first two years after an increase in the amount of your insurance coverage, you may permanently convert your policy or the requested increase in insurance coverage to a guaranteed policy. If you elect to make this change, we will permanently transfer the amounts you have invested in the subaccounts of the variable account to the fixed account and allocate all future net premium to the fixed account. After you exercise this right you may not allocate future premium payments or make transfers to the subaccounts of the variable account. We do not charge for this change. Contact our Customer Service Center or your agent/registered representative for information about the conversion rights available in your state.

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Partial Withdrawals

Beginning in the second policy year you may withdraw part of your policy’s surrender value. Only one partial withdrawal is currently allowed each policy year, and a partial withdrawal must be at least $500. In policy years two through 15, you may not withdraw more than 20% of your surrender value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

We currently charge $10 for each partial withdrawal, but we reserve the right to charge up to $25 for each partial withdrawal. See Partial Withdrawal Fee, page 23.

Unless you specify a different allocation, we will take partial withdrawals from the fixed account and the subaccounts of the variable account in the same proportion that your value in each has to your policy value on the monthly processing date. We will determine these proportions at the end of the valuation period during which we receive your partial withdrawal request. For purposes of determining these proportions, we will not include any outstanding loan account value.

Unless you request otherwise, proceeds from a partial withdrawal generally will be paid into an interest bearing account that you can access, without penalty, through a checkbook feature. See Transaction Processing, page 56.

Effects of a Partial Withdrawal. We will reduce the policy value by the amount of a partial withdrawal. We will also reduce the death benefit by an amount equal to the factor from the definition of life insurance factors described in Appendix A multiplied by the amount of the partial withdrawal. A partial withdrawal may also cause the termination of the death benefit guarantee because we deduct the amount of the partial withdrawal from the total premiums paid when calculating whether you have paid sufficient premiums in order to maintain the death benefit guarantee.

If death benefit Option 1 is in effect, we will decrease the amount of insurance coverage by the amount of a partial withdrawal. Decreases in insurance coverage on policies with multiple coverage segments will be made in the following order:

(1)	From the most recent segment;

(2)	From the next more recent segments successively; and

(3)	From the initial segment.

Therefore, partial withdrawals may affect the way in which the cost of insurance is calculated and the amount of pure insurance protection under the policy. See Cost of Insurance, page 24.

If death benefit Option 2 is in effect, a partial withdrawal will not affect the amount of insurance coverage.

We will not allow a partial withdrawal if the amount of insurance coverage after the withdrawal would be less than $250,000.

A partial withdrawal may have tax consequences depending on the circumstances of such withdrawal. See Tax Status of the Policy, page 47.

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Termination of Coverage

Your insurance coverage will continue under the policy until you surrender your policy or it lapses.

Surrender

You may surrender your policy for its surrender value any time after the free look period	In the policy form
while the insured person is alive. Your surrender value is your policy value minus any	the “surrender
surrender charge, loan amount and unpaid fees and charges.	value” is referred
to as the “Cash
You may take your surrender value in other than one payment.	Surrender Value.”

We compute your surrender value as of the valuation date we receive your written surrender request in good order and policy at our Customer Service Center. All insurance coverage ends on the date we receive your surrender request and policy.

Unless you request otherwise, we will deposit your surrender value into an interest bearing account that you can access, without penalty, through a checkbook feature. See Transaction Processing, page 56.

Surrender of your policy may have adverse tax consequences. See Distributions Other than Death Benefits, page Error! Bookmark not defined..

Lapse

Your policy will not lapse and your insurance coverage under the policy will continue if on any monthly processing date:

  The death benefit guarantee is in effect; or
  Your surrender value is enough to pay the periodic fees and charges when due.

Grace Period. If on a monthly processing date you do not meet either of these conditions, your policy will enter the 61-day grace period during which you must make a sufficient premium payment to avoid having your policy lapse and insurance coverage terminate.

We will notify you that your policy is in a grace period at least 30 days before it ends. We will send this notice to you (and a person to whom you have assigned your policy) at your last known address in our records. We will notify you of the premium payment necessary to prevent your policy from lapsing. This amount generally equals the past due charges, plus the estimated periodic fees and charges and charges of any optional rider benefits for the next two months. If we receive payment of the required amount before the end of the grace period, we apply it to your policy in the same manner as your other premium payments, then we deduct the overdue amounts from your policy value.

If you do not pay the full amount within the 61-day grace period, your policy and its riders will lapse without value. We withdraw your remaining variable and fixed account values, deduct amounts you owe us and inform you that your coverage has ended.

If the surviving joint insured person dies during the grace period, we do pay death benefit proceeds to your beneficiaries with reductions for your loan amount and periodic fees and charges owed.

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During the early policy years your surrender value will generally not be enough to cover the periodic fees and charges each month, and you will generally need to pay at least the minimum premium amount (to maintain the death benefit guarantee) for the policy not to lapse.

If your policy lapses, any distribution of policy value may be subject to current taxation.

See Distributions Other than Death Benefits, page 48.

Reinstatement

Reinstatement means putting a lapsed policy back in force. You may reinstate a lapsed policy by written request any time within five years after it has lapsed. A policy that was surrendered may not be reinstated.

To reinstate the policy and any riders, you must submit evidence satisfactory to us that each joint insured person, or surviving joint insured person, is still insurable and pay a premium large enough to keep the policy and any rider benefits in force for at least two months. If you had a policy loan existing when coverage lapsed, we will reinstate it with accrued loan interest to the date of the lapse.

You cannot reinstate a terminated death benefit guarantee.

A policy that lapses during a seven pay testing period and is reinstated more than 90 days after lapsing may be classified as a modified endowment contract for tax purposes. In general, a seven pay testing period is the first seven policy years and the first seven years after certain changes to your policy. You should consult with a qualified adviser to determine whether reinstating a lapsed policy will cause it to be classified as a modified endowment contract. See Modified Endowment Contracts, page 49.

TAX CONSIDERATIONS

The following summary provides a general description of the federal income tax considerations associated with the policy and does not purport to be complete or to cover federal estate, gift and generation-skipping tax implications, state and local taxes or other tax situations. This discussion is not intended as tax advice. Counsel or other qualified tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (“IRS”).

The following discussion generally assumes that the policy will qualify as a life insurance contract for federal tax purposes.

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Tax Status of the Company

We are taxed as a life insurance company under the Internal Revenue Code. The variable account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the company. We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the policy. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to us. In addition, any foreign tax credits attributable to the separate account will first be used to reduce any income taxes imposed on the variable account before being used by the company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the variable account and we do not intend to make provisions for any such taxes. However, if changes in the federal tax laws or their interpretation result in our being taxed on income or gains attributable to the variable account, then we may impose a charge against the variable account (with respect to some or all of the policies) to set aside provisions to pay such taxes.

Tax Status of the Policy

This policy is designed to qualify as a life insurance contract under the Internal Revenue Code. All terms and provisions of the policy shall be construed in a manner that is consistent with that design. In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a policy must satisfy certain requirements that are set forth in Section 7702 of the Internal Revenue Code. Specifically, the policy must meet the requirements of the guideline premium test. See Death Benefit Qualification Test, page 30. If your variable life policy does not satisfy this test, it will not be treated as life insurance under Internal Revenue Code 7702. You would then be subject to federal income tax on your policy income as you earn it. While there is very little guidance as to how these requirements are applied, we believe it is reasonable to conclude that our policies satisfy the applicable requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we will take appropriate and reasonable steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions or modify your policy in order to do so. See Tax Treatment of Policy Death Benefits, page 48.

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Diversification and Investor Control Requirements

In addition to meeting the Internal Revenue Code Section 7702 guideline premium test, Internal Revenue Code Section 817(h) requires investments within a separate account, such as our variable account, to be adequately diversified. The Treasury has issued regulations that set the standards for measuring the adequacy of any diversification, and the Internal Revenue Service has published various revenue rulings and private letter rulings addressing diversification issues. To be adequately diversified, each subaccount and its corresponding fund must meet certain tests. If these tests are not met, your variable life policy will not be adequately diversified and not treated as life insurance under Internal Revenue Code Section 7702. You would then be subject to federal income tax on your policy income as you earn it. Each subaccount’s corresponding fund has represented that it will meet the diversification standards that apply to your policy. Accordingly, we believe it is reasonable to conclude that the diversification requirements have been satisfied. If it is determined, however, that your variable life policy does not satisfy the applicable diversification regulations, we will take appropriate and reasonable steps to bring your policy into compliance with such regulations and we reserve the right to modify your policy as necessary in order to do so.

In certain circumstances, owners of a variable life insurance policy have been considered, for federal income tax purposes, to be the owners of the assets of the separate account supporting their policies, due to their ability to exercise investment control over such assets. When this is the case, the policy owners have been currently taxed on income and gains attributable to the separate account assets. Your ownership rights under your policy are similar to, but different in some ways from those described by the IRS in rulings in which it determined that policy owners are not owners of separate account assets. For example, you have additional flexibility in allocating your premium payments and your policy values. These differences could result in the IRS treating you as the owner of a pro rata share of the variable account assets. We do not know what standards will be set forth in the future, if any, in Treasury regulations or rulings. We reserve the right to modify your policy, as necessary, to try to prevent you from being considered the owner of a pro rata share of the variable account assets, or to otherwise qualify your policy for favorable tax treatment.

Tax Treatment of Policy Death Benefits

The death benefit under a policy is generally excludable from the gross income of the beneficiary(ies) under Section 101(a)(1) of the Internal Revenue Code. However, there are exceptions to this general rule. Additionally, federal, state and local transfer, estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary(ies). A qualified tax adviser should be consulted about these consequences.

Distributions Other than Death Benefits

Generally, the policy owner will not be taxed on any of the policy value until there is a distribution. When distributions from a policy occur, or when loan amounts are taken from or secured by a policy, the tax consequences depend on whether or not the policy is a “modified endowment contract.”

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Modified Endowment Contracts

Under the Internal Revenue Code, certain life insurance contracts are classified as “modified endowment contracts” and are given less favorable tax treatment than other life insurance contracts. Due to the flexibility of the policies as to premiums and benefits, the individual circumstances of each policy will determine whether or not it is classified as a modified endowment contract. The rules are too complex to be summarized here, but generally depend on the amount of premiums we receive during the first seven policy years. Certain changes in a policy after it is issued, such as reduction or increase in benefits or policy reinstatement, could also cause it to be classified as a modified endowment contract or increase the period during which the policy must be tested. A current or prospective policy owner should consult with a qualified adviser to determine whether or not a policy transaction will cause the policy to be classified as a modified endowment contract.

If a policy becomes a modified endowment contract, distributions that occur during the policy year will be taxed as distributions from a modified endowment contract. In addition, distributions from a policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Additionally, all modified endowment contracts that are issued by us (or our affiliates) to the same policy owner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includible in the policy owner’s income when a taxable distribution occurs.

Once a policy is classified as a modified endowment contract, the following tax rules apply both prospectively and to any distributions made in the prior two years:

  All distributions other than death benefits, including distributions upon surrender and withdrawals, from a modified endowment contract will be treated first as distributions of gain, if any, taxable as ordinary income. Amounts will be treated as tax-free recovery of the policy owner’s investment in the policy only after all gain has been distributed. The amount of gain in the policy will be equal to the difference between the policy’s value, determined without regard to any surrender charges, and the investment in the policy;
  Loan amounts taken from or secured by a policy classified as a modified endowment contract, and also assignments or pledges of such a policy (or agreements to assign or pledge such a policy) are treated first as distributions of gain, if any, taxable as ordinary income. Amounts will be treated as tax-free recovery of the policy owner’s investment in the policy only after all gain has been distributed; and
  A 10% additional income tax penalty may be imposed on the distribution amount subject to income tax. This tax penalty generally does not apply to distributions (1) made on or after the date on which the taxpayer attains age 59½; (b) that are attributable to the taxpayer becoming disabled (as defined in the Internal Revenue Code); or (c) that are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.
  Consult a qualified tax adviser to determine whether or not you may be subject to thispenalty tax.

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Policies That Are Not Modified Endowment Contracts

Distributions other than death benefits from a policy that is not classified as a modified endowment contract are generally treated first as a recovery of the policy owner’s investment in the policy. Only after the recovery of all investment in the policy is there taxable income. However, certain distributions made in connection with policy benefit reductions during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax. Consult a qualified tax adviser to determine whether or not any distributions made in connection with a reduction in policy benefits will be subject to tax.

Loan amounts from or secured by a policy that is not a modified endowment contract are generally not taxed as distributions. However, the tax consequences of such a loan that is outstanding after policy year ten are uncertain and a qualified tax adviser should be consulted about such loans. Finally, neither distributions from, nor loan amounts from or secured by, a policy that is not a modified endowment contract are subject to the 10% additional income tax.

Investment in the Policy

Your investment in the policy is generally the total of your aggregate premiums. When a distribution is taken from the policy, your investment in the policy is reduced by the amount of the distribution that is tax free.

Other Tax Matters Policy Loans

In general, interest on a policy loan will not be deductible. A limited exception to this rule exists for certain interest paid in connection with certain “key person” insurance. You should consult a qualified tax adviser to determine whether you qualify under this exception.

Moreover, the tax consequences associated with a preferred loan (a loan where the interest rate charged is less than or equal to the interest rate credited) available in the policy are uncertain. Before taking out a policy loan, you should consult a qualified tax adviser as to the tax consequences.

If a loan from a policy is outstanding when the policy, other than a modified endowment contract, is surrendered or lapses, then the amount of the outstanding indebtedness will be added to the amount treated as a distribution from the policy and will be taxed accordingly.

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Continuation of a Policy

The tax consequences of continuing the policy after the younger joint insured person reaches age 100 are unclear. For example, in certain situations it is possible that after the younger joint insured person reaches age 100, the IRS could treat you as being in constructive receipt of the policy value if the policy value becomes equal to the death benefit. If this happens, an amount equal to the excess of the policy value over the investment in the policy would be includible in your income at that time. Because we believe the policy will continue to constitute life insurance at that time and the IRS has not issued any guidance on this issue, we do not intend to tax report any earnings due to the possibility of constructive receipt in this circumstance. You should consult a qualified tax adviser if you intend to keep the policy in force after the younger joint insured person reaches age 100.

Section 1035 Exchanges

Internal Revenue Code Section 1035 provides, in certain circumstances, that no gain or loss will be recognized on the exchange of one life insurance policy solely for another life insurance policy or an endowment, annuity or qualified long term care contract. We accept Section 1035 exchanges with outstanding loans. These rules can be complex, and if you wish to take advantage of Section 1035, you should consult your qualified tax adviser.

Taxation of Policy Splits

The Policy Split Option Rider permits a policy to be split into two single life policies upon the occurrence of:

  A divorce of the joint insured persons;
  Certain changes in federal estate tax law; or
  Dissolution of business conducted or owned by the joint insured persons.

Using the Policy Split Option Rider could have adverse tax consequences. Before you exercise the policy split option, it is important that you consult with a qualified tax adviser regarding the possible tax consequences.

Tax-exempt Policy Owners

Special rules may apply to a policy that is owned by a tax-exempt entity. Tax-exempt entities should consult a qualified tax adviser regarding the consequences of purchasing and owning a policy. These consequences could include an effect on the tax-exempt status of the entity and the possibility of the unrelated business income tax.

Tax Law Changes

Although the likelihood of legislative action or tax reform is uncertain, there is always the possibility that the tax treatment of the policy could be changed by legislation or other means. It is also possible that any change may be retroactive (that is, effective before the date of the change). You should consult a qualified tax adviser with respect to legislative developments and their effect on the policy.

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Policy Changes to Comply with the Law

So that your policy continues to qualify as life insurance under the Internal Revenue Code, we reserve the right to refuse to accept all or part of your premium payments or to change your death benefit. We may refuse to allow you to make partial withdrawals that would cause your policy to fail to qualify as life insurance. We also may make changes to your policy or its riders or make distributions from your policy to the degree that we deem necessary to qualify your policy as life insurance for tax purposes.

If we make any change of this type, it applies the same way to all affected policies.

Any increase in your death benefit will cause an increase in your cost of insurance charges.

Policy Availability and Qualified Plans

The policy is not available for sale to and cannot be acquired with funds that are assets of (i) an employee benefit plan as defined in Section 3(3) of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and that is subject to Title I of ERISA; (ii) a plan described in Section 4975(e)(1) of the Internal Revenue Code; or (iii) an entity whose underlying assets include plan assets by reason of the investment by an employee benefit plan or other plan in such entity within the meaning of 29 C.F.R. Section 2510.3 -101 or otherwise.

Policy owners may use the policy in various other arrangements, including:

  Non-qualified deferred compensation or salary continuance plans;
  Split dollar insurance plans;
  Executive bonus plans;
  Retiree medical benefit plans; and
  Other plans.

The tax consequences of these plans may vary depending on the particular facts and circumstances of each arrangement. If you want to use your policy with any of these various arrangements, you should consult a qualified tax adviser regarding the tax issues of your particular arrangement.

Life Insurance Owned by Businesses

In recent years, Congress has adopted new rules relating to life insurance owned by businesses. For example, in the case of a policy issued to a nonnatural taxpayer, or held for the benefit of such an entity, a portion of the taxpayer’s otherwise deductible interest expenses may not be deductible as a result of ownership of a policy even if no loans are taken under the policy. (An exception to this rule is provided for certain life insurance contracts that cover the life of an individual who is a 20% owner, or an officer, director, or employee of a trade or business.) In addition, in certain instances, a portion of the death benefit payable under an employer-owned policy may be taxable. As another example, special rules apply if you are subject to the alternative minimum tax. Any business contemplating the purchase of a new policy or a change in an existing policy should consult a qualified tax adviser.

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Income Tax Withholding

The IRS requires us to withhold income taxes from any portion of the amounts individuals receive in a taxable transaction. We generally do not withhold income taxes if you elect in writing not to have withholding apply. If the amount withheld for you is insufficient to cover income taxes, you will have to pay additional income taxes and possibly penalties later. We will also report to the IRS the amount of any taxable distributions.

Policy Transfers

The transfer of the policy or designation of a beneficiary may have federal, state and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. The individual situation of each policy owner or beneficiary will determine the extent, if any, to which federal, state and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

You should consult qualified legal or tax advisers for complete information on federal, state, local and other tax considerations.

ADDITIONAL INFORMATION

General Policy Provisions

Your Policy

The policy is a contract between you and us and is the combination of:

  Your policy;
  A copy of your original application and applications for benefit increases or decreases;
  Your riders;
  Your endorsements;
  Your policy schedule pages; and
  Your reinstatement applications.

If you make a change to your coverage, we give you a copy of your changed application and new policy schedules. If you send your policy to us, we attach these items to your policy and return it to you. Otherwise, you need to attach them to your policy.

Unless there is fraud, we consider all statements made in an application to be representations and not guarantees. We use no statement to deny a claim, unless it is in an application.

A president or other officer of our company and our secretary or assistant secretary must sign all changes or amendments to your policy. No other person may change its terms or conditions.

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Age

We issue your policy at each joint insured person’s age (stated in your policy schedule) based on the age at the last birthday as of the policy date. On the policy date, both joint insured person’s ages can generally be no more than age 85. Average age under the policy means the sum of each joint insured person’s age divided by two and rounded to the higher age.

We often use age to calculate rates, charges and values. We determine the joint insured persons’ ages at a given time by adding the number of completed policy years to the ages calculated at issue and shown in the schedule.

Ownership

The original owner is the person named as the owner in the policy application. The owner can exercise all rights and receive benefits before the death of the surviving joint insured. These rights include the right to change the owner, beneficiaries or the method designated to pay death benefit proceeds.

As a matter of law, all rights of ownership are limited by the rights of any person who has been assigned rights under the policy and any irrevocable beneficiaries.

You may name a new owner by giving us written notice. The effective date of the change to the new owner is the date the prior owner signs the notice. However, we will not be liable for any action we take before a change is recorded at our Customer Service Center. A change in ownership may cause the prior owner to recognize taxable income on gain under the policy.

Beneficiaries

You, as owner, name the beneficiaries when you apply for your policy. The primary beneficiaries who survive the surviving joint insured person receive the death benefit proceeds. Other surviving beneficiaries receive death benefit proceeds only if there is no surviving primary beneficiaries. If more than one beneficiary survives the surviving joint insured person, they share the death benefit proceeds equally, unless you specify otherwise. If none of your policy beneficiaries has survived the surviving joint insured person, we pay the death benefit proceeds to you or to your estate, as owner. If a beneficiary is a minor, the death benefit proceeds will be held in an interest bearing account until that beneficiary attains the age of majority.

You may name new beneficiaries before the death of the surviving joint insured person. We pay death benefit proceeds to the beneficiaries whom you have most recently named according to our records. We do not make payments to multiple sets of beneficiaries. The designation of certain beneficiaries may have tax consequences. See Other Tax Matters, page 50.

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Collateral Assignment

You may assign your policy by sending written notice to us. After we record the assignment, your rights as owner and the beneficiaries’ rights (unless the beneficiaries were made irrevocable beneficiaries under an earlier assignment) are subject to the assignment. It is your responsibility to make sure the assignment is valid. The transfer or assignment of a policy may have tax consequences. See Other Tax Matters, page 50.

Incontestability

After your policy has been in force and both joint insured persons are alive for two years	In the policy form
from your policy date and from the effective date of any new coverage segment, an	the “policy date”
increase in any other benefit or reinstatement, we will not question the validity of	is referred to as
statements in your applicable application.	the “Issue Date.”

Misstatements of Age or Gender

Notwithstanding the Incontestability provision above, if any joint insured person’s age or gender has been misstated, we adjust the death benefit to the amount that would have been purchased for the joint insured person’s correct age and gender. We base the adjusted death benefit on the cost of insurance charges deducted from your policy value on the last monthly processing date before the surviving joint insured person’s death, or as otherwise required by law.

Suicide

If any joint insured person commits suicide within two years of your policy date, unless otherwise required by law, we limit death benefit proceeds to:

  The total premium we receive to the time of death; minus
  Outstanding loan amount; minus
  Partial withdrawals taken.

We make a limited payment to the beneficiaries for a new coverage segment or other increase if any joint insured person commits suicide within two years of the effective date of a new coverage segment or within two years of an increase in any other benefit. The limited payment is equal to the cost of insurance charges that were deducted for the increase.

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers’ identities are properly verified and that premiums are not derived from improper sources.

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Under our anti-money laundering program, we may require policy owners, insured persons and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of premium payments or loan repayments (traveler’s cheques, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you and your policy either entering the 61-day grace period or lapsing. See Lapse, page 45. See also Premium Payments Affect Your Coverage, page 21.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes applicable in laws or regulations and our ongoing assessment of our exposure to illegal activity.

Transaction Processing

Generally, within seven days of when we receive all information required to process a payment, we pay:

  Death benefit proceeds;
  Surrender value;
  Partial withdrawals; and
  Loan proceeds.

We may delay processing these transactions if:

  The New York Stock Exchange is closed for trading;
  Trading on the New York Stock Exchange is restricted by the SEC;
  There is an emergency so that it is not reasonably possible to sell securities in the subaccounts or to determine the value of a subaccount’s assets; and
  A governmental body with jurisdiction over the variable account allows suspension by its order.

SEC rules and regulations generally determine whether or not these conditions exist.

We execute transfers among the subaccounts as of the valuation date of our receipt of your request at our Customer Service Center.

We determine the death benefit as of the date of the surviving joint insured person’s death. The death benefit proceeds are not affected by subsequent changes in the value of the subaccounts.

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We may delay payment from our fixed account for up to six months, unless law requires otherwise, of surrender proceeds, withdrawal amounts or loan amounts. If we delay payment more than 30 days, we pay interest at our declared rate (or at a higher rate if required by law) from the date we receive your complete request.

Unless you request otherwise, we generally pay death benefit proceeds, surrender value and partial withdrawals into an interest bearing account that may be accessed by you or the beneficiary, as applicable, through a checkbook feature. This interest bearing account is backed by our general account, and the checkbook feature may be used to access the payment at any time without penalty.

Notification and Claims Procedures

Except for certain authorized telephone requests, we must receive in writing any election, designation, change, assignment or request made by the owner.

You must use a form acceptable to us. We are not liable for actions taken before we receive and record the written notice. We may require you to return your policy for policy changes or if you surrender it.

If the surviving joint insured person dies while your policy is in force, please let us know as soon as possible. We will send you instructions on how to make a claim. As proof of the surviving joint insured person’s death, we may require proof of the deceased surviving joint insured person’s age and a certified copy of the death certificate.

The beneficiaries and the deceased surviving joint insured person’s next of kin may need to sign authorization forms. These forms allow us to get information such as medical records of doctors and hospitals used by the deceased surviving joint insured person.

Telephone Privileges

Telephone privileges are automatically provided to you and your agent/registered representative, unless you decline it on the application or contact our Customer Service Center. Telephone privileges allow you or your agent/registered representative to call our Customer Service Center to:

  Make transfers;
  Change premium allocations;
  Change your dollar cost averaging and automatic rebalancing programs; and
  Request a loan.

Our Customer Service Center uses reasonable procedures to make sure that instructions received by telephone are genuine. These procedures may include:

  Requiring some form of personal identification;
  Providing written confirmation of any transactions; and
  Tape recording telephone calls.

By accepting telephone privileges, you authorize us to record your telephone calls with us. If we use reasonable procedures to confirm instructions, we are not liable for losses from unauthorized or fraudulent instructions. We may discontinue or limit this privilege at any time. See Limits on Frequent or Disruptive Transfers, page 42.

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Telephone and facsimile privileges may not always be available. Telephone or fax systems, whether yours, your service provider’s or your agent/registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by written request.

Non-participation

Your policy does not participate in the surplus earnings of ReliaStar Life Insurance Company of New York.

Advertising Practices and Sales Literature

We may use advertisements and sales literature to promote this product, including:

  Articles on variable life insurance and other information published in business or financial publications;
  Indices or rankings of investment securities; and
  Comparisons with other investment vehicles, including tax considerations.

We may use information regarding the past performance of the subaccounts and funds. Past performance is not indicative of future performance of the subaccounts or funds and is not reflective of the actual investment experience of policy owners.

We may feature certain subaccounts, the underlying funds and their managers, as well as describe asset levels and sales volumes. We may refer to past, current, or prospective economic trends and investment performance or other information we believe may be of interest to our customers.

Settlement Options

You may elect to take the surrender value in other than one lump-sum payment. Likewise, you may elect to have the beneficiaries receive the death benefit proceeds other than in one lump-sum payment, if you make this election before the death of the surviving joint insured. If you have not made this election, the beneficiaries may do so within 60 days after we receive proof of the surviving joint insured person’s death.

The investment performance of the subaccounts does not affect payments under these settlement options. Instead, interest accrues at a fixed rate based on the option you choose. Payment options are subject to our rules at the time you make your selection. Currently, a periodic payment must be at least $25 and the total proceeds must be at least $2,500.

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The following settlement options are available:

  Option 1 - The proceeds are left with us to earn interest. Withdrawals and any changes are subject to our approval;
  Option 2 - The proceeds and interest are paid in equal installments of a specified amount until the proceeds and interest are all paid;
  Option 3 - The proceeds and interest are paid in equal installments for a specified period until the proceeds and interest are all paid;
  Option 4 - The proceeds provide an annuity payment with a specified number of months. The payments are continued for the life of the primary payee. If the primary payee dies before the certain period is over, the remaining payments are paid to a contingent payee;
  Option 5 - The proceeds provide a life income for two payees. When one payee dies, the surviving payee receives two-thirds of the amount of the joint monthly payment for life; and
  Option 6 - The proceeds are used to provide an annuity based on the rates in effect when the proceeds are applied. We will not apply this option if a similar option would be more favorable to the payee at that time.

Interest on Settlement Options. We base the interest rate for proceeds applied under Options 1 and 2 on the interest rate we declare on money that we consider to be in the same classification based on the option, restrictions on withdrawal and other factors. The interest rate will never be less than an effective annual rate of 3.50% .

In determining amounts we pay under Options 3, 4 and 5, we assume interest at an effective annual rate of 3.50% . Also, for Option 3 and periods certain under Option 4, we credit any excess interest we may declare on money that we consider to be in the same classification based on the option, restrictions on withdrawal and other factors.

If none of these settlement options have been elected, your surrender value or the death benefit proceeds will be paid in one lump-sum payment.

Unless you request otherwise, death benefit proceeds generally will be paid into an interest bearing account that is backed by our general account and can be accessed by the beneficiary through a checkbook feature. Interest earned on this account may be less than interest paid under other settlement options. See Transaction Processing, page 56.

Reports

Annual Statement. We will send you an annual statement once each year free of charge showing the amount of insurance coverage under your policy as well as your policy’s death benefit, policy and surrender values, the amount of premiums you have paid, the amounts you have withdrawn, borrowed or transferred and the fees and charges we have imposed since the last statement.

Additional statements are available upon request. We may make a charge not to exceed $50 for each additional annual statement you request. See Excess Annual Report Fee, page 24.

We send semi-annual reports with financial information on the funds, including a list of investment holdings of each fund.

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We send confirmation notices to you throughout the year for certain policy transactions such as transfers between investment options, partial withdrawals and loans. You are responsible for reviewing the confirmation notices to verify that the transactions are being made as requested.

Illustrations. To help you better understand how your policy values will vary over time under different sets of assumptions, we will provide you with a personalized illustration projecting future results based on the age and risk classification of each of the joint insured persons and other factors such as the amount of insurance coverage, death benefit option, premiums and rates of return (within limits) you specify. We may make a charge not to exceed $50 for each illustration you request after the first in a policy year. See Excess Illustration Fee, page 24.

Other Reports. We will mail to you at your last known address of record at least annually a report containing such information as may be required by any applicable law. To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the funds, will be mailed to your household, even if you or other persons in your household have more than one policy issued by us or an affiliate. Call our Customer Service Center at 1-877-886-5050 if you need additional copies of financial reports, prospectuses, historical account information or annual or semi-annual reports or if you would like to receive one copy for each policy in all future mailings.

Distribution of the Policy

We sell the policy through licensed insurance agents who are registered representatives of affiliated and unaffiliated broker/dealers. All broker/dealers who sell the policy have entered into selling agreements with ING America Equities, Inc., our affiliate and the principal underwriter and distributor of the policy. ING America Equities, Inc. is organized under the laws of the State of Colorado, registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and a member of the NASD. Its principal office is located at 1290 Broadway, Denver, Colorado 80203-5699.

ING America Equities, Inc. offers the securities under the policies on a continuous basis. For the years ended December 31, 2006, 2005, and 2004, the aggregate amount of underwriting commissions we paid to ING America Equities, Inc. was $549,468, $519,822 and $638,026, respectively.

ING America Equities, Inc. does not retain any commissions or other amounts paid to it by us for sales of the policy. Rather, it pays all the amounts received from us to the broker/dealers for selling the policy, and part of that payment goes to your agent/registered representative.

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The following is a list of broker/dealers affiliated with the company that have selling agreements with ING America Equities, Inc:

  Bancnorth Investment Group, Inc.
  Financial Network Investment Corporation
  Guaranty Brokerage Services, Inc.
  ING Financial Advisers, LLC
  ING Financial Partners, Inc.
  Multi-Financial Securities Corporation
  PrimeVest Financial Services, Inc.

The amounts that we pay for the sale of the policy can generally be categorized as either commissions or other amounts. The commissions we pay can be further categorized as base commissions, override commissions and Expense Allowance Payments.

Base commissions consist of a percentage of premium we receive for the policy up to the target premium amount, a percentage of premium we receive for the policy in excess of the target premium amount and, as a trail commission, a percentage of your average net policy value. The percentages we pay may vary depending on the particular payment option selected. The option with the largest percentage of first year commission pays up to 55% of premium received up to target and 2% of premium received in excess of target in the first year, up to 5.5% of target and 2% of excess premium in later years, and 0.10% of the average net policy value beginning in the second policy year.

Override commissions are paid based on a percentage of first year premiums we receive for the policy. The maximum percentage of override commissions that we may pay is 8% of premium received up to target and 2.2% of premium received in excess of target in the first policy year.

Expense Allowance Payments are paid only in the first policy year. We may pay an Expense Allowance Payment of up to 36% of first year target premium and up to 2.2% of first year excess premium.

Generally, the commissions paid on premiums for base coverage under the policy are greater than those paid on premiums for coverage under a term rider. Be aware of this and discuss with your agent/registered representative the right blend of base coverage and term rider coverage for you.

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In addition to the sales compensation described above, ING America Equities, Inc. may also pay broker/dealers additional compensation or reimbursement of expenses for their efforts in selling the policy to you and other customers. These amounts may include:

  Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the company and/or its affiliates during the year;
  Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;
  Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;
  Sponsor payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products. We do not hold contests based solely on sales of this product;
  Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of policies; and
  Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars and payment for advertising and sales campaigns.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the policy.

The following is a list of the top 16 broker/dealers that, during 2006, received the most, in the aggregate, from us in connection with the sale of registered variable life insurance policies issued by us, ranked by total dollars received:

  Advest, Inc.
  UBS Financial Services Inc.
  Royal Alliance Associates, Inc.
  ING Financial Partners, Inc.
  Multi-Financial Securities Corporation
  Financial Network Investment Corporation
  H. Beck, Inc.
  American Portfolios Financial Services, Inc.
  Crown Capital Securities, LP
  M. Zucker, Inc.
  Hazard & Siegel, Inc.
  Capital Analysts, Incorporated
  Chase Investment Services Corp.
  CUNA Brokerage Services, Inc.
  Securities America, Inc.
  Foresters Equity Services, Inc.

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This is a general discussion of the types and levels of compensation paid by us for the sale of our variable life insurance policies. It is important for you to know that the payment of volume or sales-based compensation to a broker/dealer or registered representative may provide that registered representative a financial incentive to promote our policies over those of another company and may also provide a financial incentive to promote the policy offered by this prospectus over one of our other policies.

Legal Proceedings

We are not aware of any pending legal proceedings that involve the variable account as a party.

The company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the company’s operations or financial position.

ING America Equities, Inc., the principal underwriter and distributor of the policy, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING America Equities, Inc. is not involved in any legal proceeding t, in the opinion of management, is likely to have a material adverse affect on its ability to distribute the policy.

Financial Statements

Financial statements of the variable account and the company are contained in the Statement of Additional Information. To request a free Statement of Additional Information, please contact our Customer Service Center at the address or telephone number on the back of this prospectus.

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				APPENDIX A

Definition of Life Insurance Factors

Guideline Premium Test Factors

Younger		Younger		Younger		Younger		Younger
Joint		Joint		Joint		Joint		Joint
Insured’s		Insured’s		Insured’s		Insured’s		Insured’s
Attained		Attained		Attained		Attained		Attained
Age	Factor	Age	Factor	Age	Factor	Age	Factor	Age	Factor

0-40	2.50	49	1.91	58	1.38	67	1.18	91	1.04
41	2.43	50	1.85	59	1.34	68	1.17	92	1.03
42	2.36	51	1.78	60	1.30	69	1.16	93	1.02
43	2.29	52	1.71	61	1.28	70	1.15	94	1.01
44	2.22	53	1.64	62	1.26	71	1.13	95 +	1.00
45	2.15	54	1.57	63	1.24	72	1.11
46	2.09	55	1.50	64	1.22	73	1.09
47	2.03	56	1.46	65	1.20	74	1.07
48	1.97	57	1.42	66	1.19	75 - 90	1.05

A-1

APPENDIX B

Funds Available Through the Variable Account

The following chart lists the funds that are currently available through the subaccounts of the variable account, along with each fund’s investment adviser/subadviser and investment objective. More detailed information about the funds can be found in the current prospectus and Statement of Additional Information for each fund.

There is no assurance that the stated objectives and policies of any of the funds will be achieved. Shares of the funds will rise and fall in value and you could lose money by allocating policy value to the subaccounts that invest in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the 1940 Act.

Investment Adviser/
Fund Name	Subadviser	Investment Objective

American Funds – Growth Fund	Investment Adviser:	Seeks growth of capital by investing
(Class 2)	Capital Research and Management	primarily in U.S. common stocks.
Company

American Funds – Growth-Income	Investment Adviser:	Seeks capital growth and income over
Fund (Class 2)	Capital Research and Management	time by investing primarily in U.S.
	Company	common stocks and other securities
that appear to offer potential for capital
appreciation and/or dividends.

American Funds – International	Investment Adviser:	Seeks growth of capital over time by
Fund (Class 2)	Capital Research and Management	investing primarily in common stocks
	Company	of companies based outside the United
States.

Fidelity® VIP Contrafund® Portfolio	Investment Adviser:	Seeks long-term capital appreciation.
(Initial Class)	Fidelity Management & Research
Company
Subadvisers:
FMR Co., Inc.; Fidelity Research &
Analysis Company; Fidelity
Management & Research (U.K.) Inc.;
Fidelity International Investment
Advisors; Fidelity International
Investment Advisors (U.K.) Limited;
Fidelity Investments Japan Limited

Fidelity® VIP Equity-Income	Investment Adviser:	Seeks reasonable income. Also
Portfolio (Initial Class)	Fidelity Management & Research	considers the potential for capital
	Company	appreciation. Seeks to achieve a yield
	Subadvisers:	which exceeds the composite yield on
	FMR Co., Inc.; Fidelity Research &	the securities comprising the Standard
	Analysis Company; Fidelity	& Poor’s 500SM Index (S&P 500® ).
Management & Research (U.K), Inc.;
Fidelity International Investment
Advisors; Fidelity International
Investment Advisors (U.K.) Limited;
Fidelity Investments Japan Limited

Investment Adviser/
Fund Name	Subadviser	Investment Objective

ING AllianceBernstein Mid Cap	Investment Adviser:	Seeks long-term growth of capital. The
Growth Portfolio (Class I)	Directed Services LLC	portfolio’s investment objective is not
	Subadviser:	fundamental and may be changed
	AllianceBernstein, L.P.	without a shareholder vote.

ING BlackRock Large Cap	Investment Adviser:	Seeks long-term growth of capital.
Growth Portfolio (Class I)	Directed Services LLC
Subadviser:
BlackRock Investment Management,
LLC

ING Evergreen Health Sciences	Investment Adviser:	A non-diversified portfolio that seeks
Portfolio (Class I)	Directed Services LLC	long-term capital growth. The
	Subadviser:	portfolio’s investment objective is not
	Evergreen Investment Management	fundamental and may be changed
	Company, LLC	without a shareholder vote.

ING Evergreen Omega Portfolio	Investment Adviser:	Seeks long-term capital growth. The
(Class I)	Directed Services LLC	portfolio’s investment objective is not
	Subadviser:	fundamental and may be changed
	Evergreen Investment Management	without a shareholder vote.
Company, LLC

ING FMRSM Diversified Mid Cap	Investment Adviser:	Seeks long-term growth of capital.
Portfolio (Class I)	Directed Services LLC
Subadviser:
.	Fidelity Management & Research Co

ING FMRSM Large Cap Growth	Investment Adviser:	Seeks growth of capital over the long
Portfolio (Class I)	Directed Services LLC	term. The portfolio’s investment
	Subadviser:	objective is not fundamental and may
	Fidelity Management & Research Co.	be changed without a shareholder vote.

ING Global Resources Portfolio	Investment Adviser:	A non-diversified portfolio that seeks
(Class I)	Directed Services LLC	long-term capital appreciation.
Subadviser:
ING Investment Management Co.

ING JPMorgan Emerging	Investment Adviser:	Seeks capital appreciation.
Markets Equity Portfolio	Directed Services LLC
(Class I)	Subadviser:
J.P. Morgan Investment Management
Inc.

ING JPMorgan Small Cap Core	Investment Adviser:	Seeks capital growth over the long
Equity Portfolio (Class I)	Directed Services LLC	term. The portfolio’s investment
	Subadviser:	objective is not fundamental and may
	J.P. Morgan Investment Management	be changed without a shareholder vote.
Inc.

ING JPMorgan Value	Investment Adviser:	Seeks to provide long-term capital
Opportunities Portfolio (Class I)	Directed Services LLC	appreciation. The portfolio’s
	Subadviser:	investment objective is not fundamental
	J. P. Morgan Investment Management	and may be changed without a
	Inc.	shareholder vote.

Investment Adviser/
Fund Name	Subadviser	Investment Objective

ING Julius Baer Foreign	Investment Adviser:	Seeks long-term growth of capital. The
Portfolio (Class I)	Directed Services LLC	portfolio’s investment objective is not
	Subadviser:	fundamental and may be changed
	Julius Baer Investment Management,	without a shareholder vote.
LLC

ING Legg Mason Value Portfolio	Investment Adviser:	A non-diversified portfolio that seeks
(Class I)	Directed Services LLC	long-term growth of capital. The
	Subadviser:	portfolio’s investment objective is not
	Legg Mason Capital Management, Inc.	fundamental and may be changed
without a shareholder vote.

ING LifeStyle Aggressive	Investment Adviser:	Seeks growth of capital. This objective
Growth Portfolio (Class I)	ING Investments, LLC	is not fundamental and may be changed
	Subadvisers:	without a shareholder vote.
Ibbotson Associates and ING
Investment Management Co.

ING LifeStyle Growth Portfolio	Investment Adviser:	Seeks growth of capital and some
(Class I)	ING Investments, LLC	current income. This objective is not
	Subadvisers:	fundamental and may be changed
	Ibbotson Associates and ING	without a shareholder vote.
Investment Management Co.

ING LifeStyle Moderate Growth	Investment Adviser:	Seeks growth of capital and a low to
Portfolio (Class I)	ING Investments, LLC	moderate level of current income. This
	Subadvisers:	objective is not fundamental and may
	Ibbotson Associates and ING	be changed without a shareholder vote.
Investment Management Co.

ING LifeStyle Moderate Portfolio	Investment Adviser:	Seeks growth of capital and current
(Class I)	ING Investments, LLC	income. This objective is not
	Subadvisers:	fundamental and may be changed
	Ibbotson Associates and ING	without a shareholder vote.
Investment Management Co.

ING Limited Maturity Bond	Investment Adviser:	Seeks highest current income consistent
Portfolio (Class S)	Directed Services LLC	with low risk to principal and liquidity
	Subadviser:	and secondarily, seeks to enhance its
	ING Investment Management Co.	total return through capital appreciation
when market factors, such as falling
interest rates and rising bond prices,
indicate that capital appreciation may
be available without significant risk to
principal.

ING Liquid Assets Portfolio	Investment Adviser:	Seeks high level of current income
(Class I)	Directed Services LLC	consistent with the preservation of
	Subadviser:	capital and liquidity.
ING Investment Management Co.

ING MarketStyle Growth	Investment Adviser:	Seeks growth of capital and some
Portfolio (Class I)	ING Investments, LLC	current income. This objective is not
	Subadviser:	fundamental and may be changed
	ING Investment Management Co.	without a shareholder vote.

Fund Name	Investment Adviser/	Investment Objective
Subadviser

ING MarketStyle Moderate	Investment Adviser:	Seeks growth of capital and low to
Growth Portfolio (Class I)	ING Investments, LLC	moderate level of current income. This
	Subadviser:	objective is not fundamental and may
	ING Investment Management Co.	be changed without a shareholder vote.

ING MarketStyle Moderate	Investment Adviser:	Seeks growth of capital and current
Portfolio (Class I)	ING Investments, LLC	income. This objective is not
	Subadviser:	fundamental and may be changed
	ING Investment Management Co.	without a shareholder vote.

ING Marsico Growth Portfolio	Investment Adviser:	Seeks capital appreciation.
(Class I)	Directed Services LLC
Subadviser:
Marsico Capital Management, LLC

ING Marsico International	Investment Adviser:	Seeks long-term growth of capital. The
Opportunities Portfolio (Class I)	Directed Services LLC	portfolio’s investment objective is not
	Subadviser:	fundamental and may be changed
	Marsico Capital Management, LLC	without a shareholder vote.

ING MFS Total Return Portfolio	Investment Adviser:	Seeks above-average income
(Class I)	Directed Services LLC	(compared to a portfolio entirely
	Subadviser:	invested in equity securities) consistent
	Massachusetts Financial Services	with the prudent employment of
	Company	capital. Secondarily seeks reasonable
opportunity for growth of capital and
income.

ING MFS Utilities Portfolio (Class S)	Investment Adviser:	A non-diversified portfolio that seeks
	Directed Services LLC	total return. The portfolio’s investment
	Subadviser:	objective is not fundamental and may
	Massachusetts Financial Services	be changed without a shareholder vote.
Company

ING Oppenheimer Main Street	Investment Adviser:	Seeks long-term growth of capital and
Portfolio ® (Class I)	Directed Services LLC	future income.
Subadviser:
OppenheimerFunds, Inc.

ING Pioneer Fund Portfolio	Investment Adviser:	Seeks reasonable income and capital
(Class I)	Directed Services LLC	growth. The portfolio’s investment
	Subadviser:	objective is not fundamental and may
	Pioneer Investment Management, Inc.	be changed without a shareholder vote.

ING Pioneer Mid Cap Value	Investment Adviser:	Seeks capital appreciation. The
Portfolio (Class I)	Directed Services LLC	portfolio’s investment objective is not
	Subadviser:	fundamental and may be changed
	Pioneer Investment Management, Inc.	without a shareholder vote.

ING Stock Index Portfolio	Investment Adviser:	Seeks total return. The portfolio’s
(Class I)	Directed Services LLC	investment objective is not fundamental
	Subadviser:	and may be changed without a
	ING Investment Management Co.	shareholder vote.

ING T. Rowe Price Capital	Investment Adviser:	Seeks, over the long-term, a high total
Appreciation Portfolio (Class I)	Directed Services LLC	investment return, consistent with the
	Subadviser:	preservation of capital and prudent
	T. Rowe Price Associates, Inc.	investment risk.

Fund Name	Investment Adviser/	Investment Objective
Subadviser

ING T. Rowe Price Equity	Investment Adviser:	Seeks substantial dividend income as
Income Portfolio (Class I)	Directed Services LLC	well as long-term growth of capital.
Subadviser:
T. Rowe Price Associates, Inc.

ING UBS U.S. Allocation	Investment Adviser:	Seeks to maximize total return over the
Portfolio (Class S)	Directed Services LLC	long term by allocating its assets
	Subadviser:	among stocks, bonds, short-term
	UBS Global Asset Management	instruments and other investments.
(Americas) Inc.

ING Van Kampen Growth and	Investment Adviser:	Seeks long-term growth of capital and
Income Portfolio (Class S)	Directed Services LLC	income.
Subadviser:
Morgan Stanley Investment
Management, Inc. (d/b/a Van Kampen)

ING VP Index Plus International	Investment Adviser:	Seeks to outperform the total return
Equity Portfolio (Class S)	ING Investments, LLC	performance of the Morgan Stanley
	Subadviser:	Capital International Europe
	ING Investment Management	Australasia and Far East® Index
	Advisors, B.V.	(“MSCI EAFE® Index”), while
maintaining a market level of risk. The
portfolio’s investment objective is not
fundamental and may be changed
without a shareholder vote.

ING Wells Fargo Small Cap	Investment Adviser:	Seeks long-term capital appreciation.
Disciplined Portfolio (Class I)	Directed Services LLC	The portfolio’s investment objective is
	Subadviser:	not fundamental and may be changed
	Wells Capital Management, Inc.	without a shareholder vote.

ING Baron Small Cap Growth	Investment Adviser:	Seeks capital appreciation.
Portfolio (Initial Class)	Directed Services LLC
Subadviser:
BAMCO, Inc.

ING Columbia Small Cap Value	Investment Adviser:	Seeks long-term growth of capital.
II Portfolio (Initial Class)	Directed Services LLC
Subadviser:
Columbia Management Advisors, LLC

ING JP Morgan Mid Cap Value	Investment Adviser:	A non-diversified portfolio that seeks
Portfolio (Initial Class)	Directed Services LLC	growth from capital appreciation.
Subadviser:
J.P. Morgan Investment Management,
Inc.

ING Lord Abbett U.S.	Investment Adviser:	Seeks high current income consistent
Government Securities Portfolio	Directed Services LLC	with reasonable risk.
(Initial Class)	Subadviser:
Lord, Abbett & Co. LLC

ING Neuberger Berman	Investment Adviser:	Seeks capital growth.
Partners Portfolio (Initial Class)	Directed Services LLC
Subadviser:
Neuberger Berman Management Inc.

Investment Adviser/
Fund Name	Subadviser	Investment Objective

ING Neuberger Berman	Investment Adviser:	Seeks capital growth.
Regency Portfolio (Initial Class)	Directed Services LLC
Subadviser:
Neuberger Berman Management Inc.

ING Oppenheimer Global	Investment Adviser:	Seeks capital appreciation.
Portfolio (Initial Class)	Directed Services LLC
Subadviser:
OppenheimerFunds, Inc.

ING Oppenheimer Strategic	Investment Adviser:	Seeks a high level of current income
Income Portfolio (Service Class)	Directed Services LLC	principally derived from interest on
	Subadviser:	debt securities.
OppenheimerFunds, Inc.

ING PIMCO Total Return Portfolio	Investment Adviser:	Seeks maximum total return, consistent
(Initial Class)	Directed Services LLC	with capital preservation and prudent
	Subadviser:	investment management.
Pacific Investment Management
Company LLC

ING T. Rowe Price Diversified Mid	Investment Adviser:	Seeks long-term capital appreciation.
Cap Growth Portfolio (Initial Class)	Directed Services LLC
Subadviser:
T. Rowe Price Associates, Inc.

ING UBS U.S. Large Cap Equity	Investment Adviser:	Seeks long-term growth of capital and
Portfolio (Initial Class)	Directed Services LLC	future income.
Subadviser:
UBS Global Asset Management
(Americas) Inc.

ING Van Kampen Comstock	Investment Adviser:	Seeks capital growth and income.
Portfolio (Initial Class)	Directed Services LLC
Subadviser:
Morgan Stanley Investment
Management, Inc. (d/b/a Van Kampen)

ING Van Kampen Equity and	Investment Adviser:	Seeks total return, consisting of long-
Income Portfolio (Initial Class)	Directed Services LLC	term capital appreciation and current
	Subadviser:	income.
Morgan Stanley Investment
Management, Inc. (d/b/a Van Kampen)

ING VP Balanced Portfolio	Investment Adviser:	Seeks to maximize investment return,
(Class I)	ING Investments, LLC	consistent with reasonable safety of
	Subadviser:	principal, by investing in a diversified
	ING Investment Management Co.	portfolio of one or more of the
following asset classes: stocks, bonds
and cash equivalents, based on the
judgment of the portfolio’s
management, of which of those sectors
or mix thereof offers the best
investment prospects.

Investment Adviser/
Fund Name	Subadviser	Investment Objective

ING VP Index Plus LargeCap	Investment Adviser:	Seeks to maximize total return
Portfolio (Class I)	ING Investments, LLC	consistent with reasonable risk, through
	Subadviser:	investment in a diversified portfolio
	ING Investment Management Co.	consisting primarily of debt securities.

ING VP Index Plus MidCap	Investment Adviser:	Seeks to outperform the total return
Portfolio (Class I)	ING Investments, LLC	performance of the Standard & Poor’s
	Subadviser:	500 Composite Stock Price Index (S&P
	ING Investment Management Co.	500 Index), while maintaining a market
level of risk.

ING VP Index Plus SmallCap	Investment Adviser:	Seeks to outperform the total return
Portfolio (Class I)	ING Investments, LLC	performance of the Standard & Poor’s
	Subadviser:	MidCap 400 Index (S&P MidCap 400
	ING Investment Management Co.	Index) while maintaining a market
level of risk.

ING VP Intermediate Bond	Investment Adviser:	Seeks to outperform the total return
Portfolio (Class I)	ING Investments, LLC	performance of the Standard & Poor’s
	Subadviser:	SmallCap 600 Index (S&P SmallCap
	ING Investment Management Co.	600 Index) while maintaining a market
level of risk.

ING VP High Yield Bond	Investment Adviser:	Seeks to provide investors with a high
Portfolio (Class I)	ING Investments, LLC	level of current income and total return.
Subadviser:
ING Investment Management Co.

ING VP Real Estate Portfolio	Investment Adviser:	A non-diversified portfolio that seeks
(Class S)	ING Investments, LLC	total return. This objective is not
	Subadviser:	fundamental and may be changed
	ING Clarion Real Estate Securities L.P.	without a shareholder vote.

ING VP SmallCap Opportunities	Investment Adviser:	Seeks long-term capital appreciation.
Portfolio (Class I)	ING Investments, LLC
Subadviser:
ING Investment Management Co.

Neuberger Berman AMT	Investment Adviser:	Seeks long-term growth of capital by
Socially Responsive Portfolio®	Neuberger Berman Management Inc.	investing primarily in securities of
(Class I)	Subadviser:	companies that meet the fund’s
	Neuberger Berman, LLC	financial criteria and social policy.

APPENDIX C

INFORMATION REGARDING CLOSED SUBACCOUNTS

Effective April 28, 2006, the subaccounts that invest in the following funds were closed to new investment:

  Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)
  ING BlackRock Large Cap Value Portfolio (Class I) 1
  ING FMRSM Mid Cap Growth Portfolio (Class I) 2
  ING Lord Abbett Affiliated Portfolio (Class I)
  ING Van Kampen Capital Growth Portfolio (Class I) 3
  ING Van Kampen Real Estate Portfolio (Class I)
  ING American Century Large Company Value Portfolio (Initial Class)
  ING American Century Small-Mid Cap Value Portfolio (Initial Class)
  ING Fundamental Research Portfolio (Initial Class)
  ING Legg Mason Partners Aggressive Growth Portfolio (Initial Class)
  ING VP Strategic Allocation Conservative Portfolio (Class I)
  ING VP Strategic Allocation Growth Portfolio (Class I)
  ING VP Strategic Allocation Moderate Portfolio (Class 1)
  ING VP International Value Portfolio (Class I)
  ING VP MidCap Opportunities Portfolio (Class I)
  ING VP Value Opportunity Portfolio (Class I)

Effective April 30, 2007, the subaccount which invests in the following fund was closed to new investment:

  ING MarketPro Portfolio (Class I)

Policy owners who have policy value allocated to one or more of the subaccounts that correspond to these funds may leave their policy value in those subaccounts, but future allocations and transfers into those subaccounts are prohibited. If your most recent premium allocation instructions includes a subaccount that corresponds to one of these funds, premium received that would have been allocated to a subaccount corresponding to one of these funds will be allocated on a pro rata basis among all the other available subaccounts in which your policy value is allocated. If there are no other such subaccounts, you must provide us with alternative allocation instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting our:

ING Customer Service Center
P.O. Box 5033
2000 21st Avenue NW
Minot, North Dakota 58703
1-877-886-5050

Your failure to provide us with alternative allocation instructions before we return your premium payment(s) may result in your policy entering the 61 day grace period and/or your policy lapsing without value. See Lapse, page 45, for more information about how to keep your policy from lapsing. See also Reinstatement, page 46, for more information about how to put your policy back in force if it has lapsed.

1	Prior to November 6, 2006, this fund was known as the ING Mercury Large Cap Value Portfolio.

2	Prior to August 7, 2006, this fund was known as the ING MFS Mid Cap Growth Portfolio.

3	Prior to April 30, 2007, this fund was known as the ING Van Kampen Equity Growth Portfolio.

C-1

MORE INFORMATION IS AVAILABLE

If you would like more information about us, the variable account or the policy, the following documents are available free upon request:

  Statement of Additional Information (“SAI”) - The SAI contains more specific information about the variable account and the policy, as well as the financial statements of the variable account and the company. The SAI is incorporated by reference into (made legally part of) this prospectus. The following is the Table of Contents for the SAI:
Page
General Information and History	2
Performance Reporting and Advertising	2
Experts	4
Financial Statements	4
Financial Statements of ReliaStar Life Insurance Company of New York Variable Life
Separate Account I	1
Statutory Basis Financial Statements of ReliaStar Life Insurance Company of New
York	1

  A personalized illustration of policy benefits - A personalized illustration can help you understand how the policy works, given the policy’s fees and charges along with the investment options, features and benefits and optional benefits you select. A personalized illustration can also help you compare the policy’s death benefits, policy value and surrender value with other life insurance policies based on the same or similar assumptions. We reserve the right to assess a fee of up to $50 for each personalized illustration you request after the first each policy year. See Excess Illustration Fee, page 24.

To request a free SAI or personalized illustration of policy benefits or to make other inquiries about the policy, please contact us at our:

ING Customer Service Center P.O. Box 5033 2000 21st Avenue NW Minot, North Dakota 58703 1-877-886-5050 www.ingservicecenter.com

Additional information about us, the variable account or the policy (including the SAI) can be reviewed and copied from the SEC’s Internet website (http://www.sec.gov) or at the SEC’s Public Reference Branch in Washington, DC. Copies of this additional information may also be obtained, upon payment of a duplicating fee, by writing the SEC’s Public Reference Branch at 100 F Street, NE, Room 1580, Washington, DC 20549. More information about operation of the SEC’s Public Reference Branch can be obtained by calling 202-551-8090. When looking for information regarding the policy offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the 1933 Act. This number is 333-47527.

1940 Act File No. 811-03427
1933 Act file No. 333-47527

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE
LIFE SEPARATE ACCOUNT I
OF
RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

Statement of Additional Information dated April 30, 2007.

VARIABLE ESTATE DESIGNSM
Variable Universal Life Insurance Policy

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Variable Estate DesignSM prospectus dated April 30, 2007. The policy offered in connection with the prospectus is a flexible premium variable universal life insurance policy funded through the ReliaStar Life Insurance Company of New York Variable Life Separate Account I.

A free prospectus is available upon request by contacting the ReliaStar Life Insurance Company of New York's customer service center at P.O. Box 5033, 2000 21st Avenue N.W., Minot, North Dakota 58703, by calling 1-877-886-5050 or by accessing the SEC's website at http://www.sec.gov.

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

TABLE OF CONTENTS
Page
General Information and History	2
Performance Reporting and Advertising	2
Experts	4
Financial Statements	4
Financial Statements of ReliaStar Life Insurance Company of New York Variable Life Separate
Account I	1
Statutory Basis Financial Statements of the ReliaStar Life Insurance Company of New York	1

GENERAL INFORMATION AND HISTORY

ReliaStar Life Insurance Company of New York (the “company,” “we,” “us,” “our”) issues the policy described in the prospectus and is responsible for providing each policy's insurance benefits. We are a stock life insurance company incorporated in 1917 under the laws of the State of New York and an indirect, wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. ING is headquartered in Amsterdam, The Netherlands. We are engaged in the business of issuing insurance policies. Our home office is located at 1000 Woodbury Road, Suite 208, P.O. Box 9004, Woodbury, New York 11797.

We established the ReliaStar Life Insurance Company of New York Variable Life Separate Account I (the “variable account”) on March 23, 1982, under the laws of the State of New York for the purpose of funding variable life insurance policies issued by us. The variable account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Premium payments may be allocated to one or more of the available subaccounts of the variable account. Each subaccount invests in shares of a corresponding fund at net asset value. We may make additions to, deletions from or substitutions of available funds as permitted by law and subject to the conditions of the policy.

Other than the policy owner fees and charges described in the prospectus, all expenses incurred in the operations of the variable account are borne by the company. We do, however, receive compensation for certain recordkeeping, administration or other services from the funds or affiliates of the funds available through the policies. See “Fund Fees and Expenses” in the prospectus.

The company maintains custody of the assets of the variable account. As custodian, the company holds cash balances for the variable account pending investment in the funds or distribution. The funds in whose shares the assets of the subaccounts of the variable account are invested each have custodians, as discussed in the respective fund prospectuses.

PERFORMANCE REPORTING AND ADVERTISING

Information regarding the past, or historical, performance of the subaccounts of the variable account and the funds available for investment through the subaccounts of the variable account may appear in advertisements, sales literature or reports to policy owners or prospective purchasers. SUCH PERFORMANCE INFORMATION FOR THE SUBACCOUNTS WILL REFLECT THE DEDUCTION OF ALL FUND FEES AND CHARGES, INCLUDING INVESTMENT MANAGEMENT FEES, DISTRIBUTION (12B-1) FEES AND OTHER EXPENSES BUT WILL NOT REFLECT DEDUCTIONS FOR ANY POLICY FEES AND CHARGES. IF THE POLICY'S PREMIUM EXPENSE, COST OF INSURANCE, ADMINISTRATIVE AND MORTALITY AND EXPENSE RISK CHARGES AND THE OTHER TRANSACTION, PERIODIC OR OPTIONAL BENEFITS FEES AND CHARGES WERE DEDUCTED, THE PERFORMANCE SHOWN WOULD BE SIGNIFICANTLY LOWER.

With respect to performance reporting it is important to remember that past performance does not guarantee future results. Current performance may be higher or lower than the performance shown and actual investment returns and principal values will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost.

Performance history of the subaccounts of the variable account and the corresponding funds is measured by comparing the value at the beginning of the period to the value at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years (if the fund has been in existence for these periods) and since the inception date of the fund (if the fund has been in existence for less than ten years). We may provide performance information showing average annual total returns for periods prior to the date a subaccount commenced operation. We will calculate such performance information based on the assumption that the subaccounts were in existence for the same periods as those indicated for the funds, with the level of charges at the variable account level that were in effect at the inception of the subaccounts. Performance information will be specific to the class of fund shares offered through the policy, however, for periods prior to the date a class of fund shares commenced operations, performance information may be based on a different class of shares of the same fund. In this case, performance for the periods prior to the date a class of fund shares commenced operations will be adjusted by the fund fees and expenses associated with the class of fund shares offered through the policy.

We may compare performance of the subaccounts and/or the funds as reported from time to time in advertisements and sales literature to other variable life insurance issuers in general; to the performance of particular types of variable life insurance policies investing in mutual funds; or to investment series of mutual funds with investment objectives similar to each of the subaccounts, whose performance is reported by Lipper Analytical Services, Inc. (“Lipper”) and Morningstar. Inc. (“Morningstar”) or reported by other series, companies, individuals or other industry or financial publications of general interest, such as Forbes, Money, The Wall Street Journal, Business Week, Barron's, Kiplinger's and Fortune. Lipper and Morningstar are independent services that monitor and rank the performances of variable life insurance issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper's and Morningstar's rankings include variable annuity issuers as well as variable life insurance issuers. The performance analysis prepared by Lipper and Morningstar ranks such issuers on the basis of total return, assuming reinvestment of distributions, but does not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. We may also compare the performance of each subaccount in advertising and sales literature to the Standard & Poor's Index of 500 common stocks and the Dow Jones Industrials, which are widely used measures of stock market performance. We may also compare the performance of each subaccount to other widely recognized indices. Unmanaged indices may assume the reinvestment of dividends, but typically do not reflect any “deduction” for the expense of operating or managing an investment portfolio.

To help you better understand how your policy's death benefits, policy value and surrender value will vary over time under different sets of assumptions, we encourage you to obtain a personalized illustration. Personalized illustrations will assume deductions for fund expenses and policy and variable account charges. We will base these illustrations on the age and risk classification of the insured person and other factors such as the amount of insurance coverage, death benefit option, premiums and rates of return (within limits) you specify. These personalized illustrations will be based on either a hypothetical investment return of the funds of 0% and other percentages not to exceed 12% or on the actual historical experience of the funds as if the subaccounts had been in existence and a policy issued for the same periods as those indicated for the funds. Subject to regulatory approval, personalized illustrations may be based upon a weighted average of fund expenses rather than an arithmetic average. A personalized illustration is available upon request by contacting our customer service center at P.O. Box 5033, 2000 21st Avenue NY, Minot, ND 58703 or by calling 1-877-886-5050.

3

EXPERTS

The statements of assets and liabilities of the ReliaStar Life Insurance Company of New York Variable Life Separate Account I as of December 31, 2006, and the related statement of operations and changes in net assets for the periods disclosed in the financial statements, and the statutory basis financial statements of ReliaStar Life Insurance Company of New York as of December 31, 2006 and 2005, and for the years then ended, appearing in this Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance on such reports given on the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of the variable account reflect the operations of the variable account as of and for the year ended December 31, 2006, and have been audited by Ernst & Young LLP, independent registered public accounting firm.

The statutory basis financial statements of the company as of December 31, 2006 and 2005, and for the years then ended have been audited by Ernst & Young LLP, independent registered public accounting firm. The financial statements of the company should be distinguished from the financial statements of the variable account and should be considered only as bearing upon the ability of the company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the variable account. The statutory basis financial statements of the company as of December 31, 2006 and 2005, and for the years then ended have been prepared on the basis of statutory accounting practices prescribed or permitted by the State of New York Division of Insurance.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard, Atlanta, GA 30308.

4

FINANCIAL STATEMENTS ReliaStar Life Insurance Company of New York Variable Life Separate Account I Year ended December 31, 2006 with Report of Independent Registered Public Accounting Firm

This page intentionally left blank.

VARIABLE LIFE SEPARATE ACCOUNT I Financial Statements Year ended December 31, 2006

This page intentionally left blank.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants ReliaStar Life Insurance Company of New York

We have audited the accompanying statements of assets and liabilities of the Divisions constituting ReliaStar Life Insurance Company of New York Variable Life Separate Account I (the “Account”) as of December 31, 2006, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:	ING Investors Trust (continued):
AIM V.I. Demographic Trends Fund - Series I Shares	ING Lord Abbett Affiliated Portfolio - Institutional Class
American Funds Insurance Series:	ING MarketStyle Growth Portfolio - Institutional Class
American Funds Insurance Series® Growth Fund - Class 2	ING Marsico Growth Portfolio - Institutional Class
American Funds Insurance Series® Growth Income	ING Marsico International Opportunities
Fund - Class 2	Portfolio - Institutional Class
American Funds Insurance Series® International Fund - Class 2	ING MFS Total Return Portfolio - Institutional Class
Fidelity® Variable Insurance Products:	ING MFS Utilities Portfolio - Service Class
Fidelity® VIP Equity-Income Portfolio - Initial Class	ING Oppenheimer Main Street Portfolio® - Institutional Class
Fidelity® VIP Growth Portfolio - Initial Class	ING Pioneer Mid Cap Value Portfolio - Institutional Class
Fidelity® VIP High Income Portfolio - Initial Class	ING Stock Index Portfolio - Institutional Class
Fidelity Variable Insurance Products II:	ING T. Rowe Price Capital Appreciation
Fidelity® VIP Contrafund® Portfolio - Initial Class	Portfolio - Institutional Class
Fidelity® VIP Index 500 Portfolio - Initial Class	ING T. Rowe Price Equity Income Portfolio - Institutional Class
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	ING Van Kampen Equity Growth Portfolio - Institutional Class
ING Investors Trust:	ING Van Kampen Growth and Income Portfolio - Service Class
ING AllianceBernstein Mid Cap Growth	ING Van Kampen Real Estate Portfolio - Institutional Class
Portfolio - Institutional Class	ING VP Index Plus International Equity Portfolio - Service Class
ING BlackRock Large Cap Growth	ING Wells Fargo Small Cap Disciplined
Portfolio - Institutional Class	Portfolio - Institutional Class
ING BlackRock Large Cap Growth Portfolio - Service Class	ING Partners, Inc.:
ING BlackRock Large Cap Value Portfolio - Institutional Class	ING American Century Select Portfolio - Initial Class
ING Evergreen Health Sciences Portfolio - Institutional Class	ING American Century Small-Mid Cap Value
ING Evergreen Health Sciences Portfolio - Service Class	Portfolio - Initial Class
ING Evergreen Omega Portfolio - Institutional Class	ING Baron Small Cap Growth Portfolio - Initial Class
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	ING Columbia Small Cap Value II Portfolio - Initial Class
ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING Fundamental Research Portfolio - Initial Class
ING FMRSM Large Cap Growth Portfolio - Institutional Class	ING JPMorgan Mid Cap Value Portfolio - Initial Class
ING FMRSM Mid Cap Growth Portfolio - Institutional Class	ING Legg Mason Partners Aggressive Growth
ING Global Resources Portfolio - Institutional Class	Portfolio - Initial Class
ING JPMorgan Emerging Markets Equity	ING Lord Abbett U.S. Government Securities
Portfolio - Institutional Class	Portfolio - Initial Class
ING JPMorgan Small Cap Core Equity	ING Neuberger Berman Partners Portfolio - Initial Class
Portfolio - Institutional Class	ING Neuberger Berman Regency Portfolio - Initial Class
ING JPMorgan Value Opportunities	ING Oppenheimer Global Portfolio - Initial Class
Portfolio - Institutional Class	ING Oppenheimer Strategic Income Portfolio - Service Class
ING Julius Baer Foreign Portfolio - Institutional Class	ING PIMCO Total Return Portfolio - Initial Class
ING Legg Mason Value Portfolio - Institutional Class	ING T. Rowe Price Diversified Mid Cap Growth
ING LifeStyle Aggressive Growth Portfolio - Institutional Class	Portfolio - Initial Class
ING LifeStyle Growth Portfolio - Institutional Class	ING UBS U.S. Large Cap Equity Portfolio - Initial Class
ING LifeStyle Moderate Growth Portfolio - Institutional Class	ING Van Kampen Comstock Portfolio - Initial Class
ING Limited Maturity Bond Portfolio - Service Class	ING Van Kampen Equity and Income Portfolio - Initial Class
ING Liquid Assets Portfolio - Institutional Class

ING Strategic Allocation Portfolios, Inc.:	ING VP Intermediate Bond Portfolio:
ING VP Strategic Allocation Conservative Portfolio - Class I	ING VP Intermediate Bond Portfolio - Class I
ING VP Strategic Allocation Growth Portfolio - Class I	Neuberger Berman Advisers Management Trust:
ING VP Strategic Allocation Moderate Portfolio - Class I	Neuberger Berman AMT Growth Portfolio® - Class I
ING Variable Portfolios, Inc.:	Neuberger Berman AMT Limited Maturity Bond
ING VP Index Plus LargeCap Portfolio - Class I	Portfolio® - Class I
ING VP Index Plus MidCap Portfolio - Class I	Neuberger Berman AMT Socially Responsive
ING VP Index Plus SmallCap Portfolio - Class I	Portfolio® - Class I
ING VP Value Opportunity Portfolio - Class I	Pioneer Variable Contracts Trust:
ING Variable Products Trust:	Pioneer Small Cap Value VCT Portfolio - Class I
ING VP High Yield Bond Portfolio - Class I	Premier VIT:
ING VP International Value Portfolio - Class I	Premier VIT OpCap Managed Portfolio
ING VP MidCap Opportunities Portfolio - Class I	Putnam Variable Trust:
ING VP Real Estate Portfolio - Class S	Putnam VT Diversified Income Fund - Class IA Shares
ING VP SmallCap Opportunities Portfolio - Class I	Putnam VT Small Cap Value Fund - Class IA Shares

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting ReliaStar Life Insurance Company of New York Variable Life Separate Account I at December 31, 2006, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia March 23, 2007

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	American	American	American
	Funds	Funds	Funds
	Insurance	Insurance	Insurance	Fidelity® VIP	Fidelity® VIP
	Series®	Series®	Series®	Equity-Income	Contrafund®
	Growth Fund -	Growth Income	International	Portfolio -	Portfolio -
	Class 2	Fund - Class 2	Fund - Class 2	Initial Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 633	$ 197	$ 444	$ 1,619	$ 3,080
Total assets	633	197	444	1,619	3,080
Net assets	$ 633	$ 197	$ 444	$ 1,619	$ 3,080

Total number of mutual fund shares	9,877	4,673	20,215	61,807	97,874

Cost of mutual fund shares	$ 565	$ 178	$ 373	$ 1,473	$ 2,516

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

ING BlackRock
		Fidelity® VIP	ING	Large Cap	ING BlackRock
	Fidelity® VIP	Investment	AllianceBernstein	Growth	Large Cap
	Index 500	Grade Bond	Mid Cap Growth	Portfolio -	Value Portfolio
	Portfolio -	Portfolio -	Portfolio -	Institutional	- Institutional
	Initial Class	Initial Class	Institutional Class	Class	Class

Assets
Investments in mutual funds
at fair value	$ 1,576	$ 836	$ 31	$ 7	$ 472
Total assets	1,576	836	31	7	472
Net assets	$ 1,576	$ 836	$ 31	$ 7	$ 472

Total number of mutual fund shares	9,767	65,500	1,797	563	33,858

Cost of mutual fund shares	$ 1,247	$ 827	$ 34	$ 7	$ 409

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

				ING FMRSM	ING FMRSM
	ING Evergreen	ING Evergreen	ING FMRSM	Large Cap	Mid Cap
	Health Sciences	Omega	Diversified Mid	Growth	Growth
	Portfolio -	Portfolio -	Cap Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional	Institutional
	Class	Class	Class	Class	Class

Assets
Investments in mutual funds
at fair value	$ 5	$ 1,765	$ 35	$ 2,512	$ 56
Total assets	5	1,765	35	2,512	56
Net assets	$ 5	$ 1,765	$ 35	$ 2,512	$ 56

Total number of mutual fund shares	390	151,605	2,605	230,713	4,430

Cost of mutual fund shares	$ 5	$ 1,625	$ 38	$ 2,424	$ 47

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

		ING JPMorgan	ING JPMorgan	ING JPMorgan
	ING Global	Emerging	Small Cap Core	Value	ING Julius
	Resources	Markets Equity	Equity	Opportunities	Baer Foreign
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional	Institutional
	Class	Class	Class	Class	Class

Assets
Investments in mutual funds
at fair value	$ 107	$ 87	$ 1,447	$ 710	$ 152
Total assets	107	87	1,447	710	152
Net assets	$ 107	$ 87	$ 1,447	$ 710	$ 152

Total number of mutual fund shares	4,890	4,453	100,946	55,829	8,995

Cost of mutual fund shares	$ 103	$ 80	$ 1,267	$ 592	$ 141

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

		ING LifeStyle	ING LifeStyle Growth Portfolio - Institutional Class	ING LifeStyle Moderate Growth Portfolio - Institutional Class
	ING Legg	Aggressive
	Mason Value	Growth			ING Limited
	Portfolio -	Portfolio -			Maturity Bond
	Institutional	Institutional			Portfolio -
	Class	Class			Service Class

Assets
Investments in mutual funds
at fair value	$ 67	$ 167	$ 3	$ 6	$ 1,227
Total assets	67	167	3	6	1,227
Net assets	$ 67	$ 167	$ 3	$ 6	$ 1,227

Total number of mutual fund shares	5,966	11,802	255	432	114,372

Cost of mutual fund shares	$ 61	$ 149	$ 3	$ 6	$ 1,233

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

		ING Lord	ING MarketStyle Growth Portfolio - Institutional Class	ING Marsico Growth Portfolio - Institutional Class	ING Marsico
		Abbett			International
	ING Liquid	Affiliated			Opportunities
	Assets Portfolio	Portfolio -			Portfolio -
	- Institutional	Institutional			Institutional
	Class	Class			Class

Assets
Investments in mutual funds
at fair value	$ 1,751	$ 3	$ 3	$ 11	$ 897
Total assets	1,751	3	3	11	897
Net assets	$ 1,751	$ 3	$ 3	$ 11	$ 897

Total number of mutual fund shares	1,750,568	271	277	663	58,555

Cost of mutual fund shares	$ 1,751	$ 3	$ 3	$ 10	$ 684

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

ING Oppenheimer Main Street Portfolio® - Institutional Class
	ING MFS			ING Pioneer
	Total Return	ING MFS		Mid Cap Value	ING Stock
	Portfolio -	Utilities		Portfolio -	Index Portfolio
	Institutional	Portfolio -		Institutional	- Institutional
	Class	Service Class		Class	Class

Assets
Investments in mutual funds
at fair value	$ 23	$ 40	$ 2	$ 48	$ 1,767
Total assets	23	40	2	48	1,767
Net assets	$ 23	$ 40	$ 2	$ 48	$ 1,767

Total number of mutual fund shares	1,229	2,718	86	3,849	137,520

Cost of mutual fund shares	$ 22	$ 35	$ 2	$ 43	$ 1,528

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING Van	ING Van
	Price Capital	Price Equity	Kampen Equity	Kampen	ING Van
	Appreciation	Income	Growth	Growth and	Kampen Real
	Portfolio -	Portfolio -	Portfolio -	Income	Estate Portfolio
	Institutional	Institutional	Institutional	Portfolio -	- Institutional
	Class	Class	Class	Service Class	Class

Assets
Investments in mutual funds
at fair value	$ 2,951	$ 290	$ 91	$ 480	$ 44
Total assets	2,951	290	91	480	44
Net assets	$ 2,951	$ 290	$ 91	$ 480	$ 44

Total number of mutual fund shares	110,782	18,669	7,600	16,974	1,130

Cost of mutual fund shares	$ 2,620	$ 282	$ 77	$ 474	$ 33

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	ING VP Index	ING Wells
	Plus	Fargo Small		ING American	ING Baron
	International	Cap Disciplined	ING American	Century Small-	Small Cap
	Equity	Portfolio -	Century Select	Mid Cap Value	Growth
	Portfolio -	Institutional	Portfolio -	Portfolio -	Portfolio -
	Service Class	Class	Initial Class	Initial Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 299	$ 263	$ 706	$ 3	$ 48
Total assets	299	263	706	3	48
Net assets	$ 299	$ 263	$ 706	$ 3	$ 48

Total number of mutual fund shares	22,854	23,054	77,059	251	2,584

Cost of mutual fund shares	$ 280	$ 255	$ 672	$ 3	$ 46

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

				ING Legg	ING Lord Abbett U.S. Government Securities Portfolio - Initial Class
Mason
	ING Columbia	ING		Partners
	Small Cap	Fundamental	ING JPMorgan	Aggressive
	Value II	Research	Mid Cap Value	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 49	$ 26	$ 16	$ 20	$ -

Total assets	49	26	16	20	-

Net assets	$ 49	$ 26	$ 16	$ 20	$ -

Total number of mutual fund shares	4,840	2,612	1,008	406	9

Cost of mutual fund shares	$ 48	$ 24	$ 15	$ 17	$ -

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

ING Oppenheimer Strategic Income Portfolio - Service Class
	ING Neuberger	ING Neuberger	ING
	Berman	Berman	Oppenheimer		ING PIMCO
	Partners	Regency	Global		Total Return
	Portfolio -	Portfolio -	Portfolio -		Portfolio -
	Initial Class	Initial Class	Initial Class		Initial Class

Assets
Investments in mutual funds
at fair value	$ 9	$ 16	$ 1,556	$ 29	$ 40
Total assets	9	16	1,556	29	40
Net assets	$ 9	$ 16	$ 1,556	$ 29	$ 40

Total number of mutual fund shares	799	1,464	93,267	2,668	3,628

Cost of mutual fund shares	$ 9	$ 15	$ 1,197	$ 28	$ 39

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	ING T. Rowe				ING VP
	Price	ING UBS U.S.	ING Van	ING Van	Strategic
	Diversified Mid	Large Cap	Kampen	Kampen Equity	Allocation
	Cap Growth	Equity	Comstock	and Income	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Class I

Assets
Investments in mutual funds
at fair value	$ 2,086	$ 378	$ 69	$ 4	$ 10
Total assets	2,086	378	69	4	10
Net assets	$ 2,086	$ 378	$ 69	$ 4	$ 10

Total number of mutual fund shares	226,225	35,780	5,146	95	615

Cost of mutual fund shares	$ 1,779	$ 321	$ 64	$ 4	$ 10

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

ING VP
Strategic
	Allocation	ING VP Index	ING VP Index	ING VP Index	ING VP Value
	Moderate	Plus LargeCap	Plus MidCap	Plus SmallCap	Opportunity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I

Assets
Investments in mutual funds
at fair value	$ 15	$ 71	$ 208	$ 207	$ 54
Total assets	15	71	208	207	54
Net assets	$ 15	$ 71	$ 208	$ 207	$ 54

Total number of mutual fund shares	987	4,068	10,996	11,507	3,414

Cost of mutual fund shares	$ 14	$ 60	$ 201	$ 194	$ 47

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

			ING VP		ING VP
	ING VP High	ING VP	MidCap		SmallCap
	Yield Bond	International	Opportunities	ING VP Real	Opportunities
	Portfolio -	Value Portfolio	Portfolio -	Estate Portfolio	Portfolio -
	Class I	- Class I	Class I	- Class S	Class I

Assets
Investments in mutual funds
at fair value	$ 326	$ 1,137	$ 549	$ 158	$ 410
Total assets	326	1,137	549	158	410
Net assets	$ 326	$ 1,137	$ 549	$ 158	$ 410

Total number of mutual fund shares	105,007	74,487	67,295	8,065	20,527

Cost of mutual fund shares	$ 315	$ 894	$ 428	$ 140	$ 304

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

Neuberger
Berman AMT
	ING VP	Socially
	Intermediate	Responsive
	Bond Portfolio	Portfolio® -
	- Class I	Class I

Assets
Investments in mutual funds
at fair value	$ 71	$ 75
Total assets	71	75
Net assets	$ 71	$ 75

Total number of mutual fund shares	5,459	4,500

Cost of mutual fund shares	$ 73	$ 61

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	AIM V.I. Demographic Trends Fund - Series I Shares		American	American Funds Insurance Series® International Fund - Class 2
		American	Funds
		Funds	Insurance
		Insurance	Series®		Fidelity® VIP
		Series®	Growth		Equity-Income
		Growth Fund -	Income Fund -		Portfolio -
		Class 2	Class 2		Initial Class

Net investment income (loss)
Income:
Dividends	$ -	$ 4	$ 3	$ 6	$ 47

Total investment income	-	4	3	6	47
Expenses:
Mortality, expense risk
and other charges	-	3	1	2	8

Total expenses	-	3	1	2	8

Net investment income (loss)	-	1	2	4	39

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6	7	2	7	11
Capital gains distributions	-	2	4	2	172

Total realized gain (loss) on investments
and capital gains distributions	6	9	6	9	183
Net unrealized appreciation
(depreciation) of investments	(4)	30	14	39	36

Net realized and unrealized gain (loss)
on investments	2	39	20	48	219
Net increase (decrease) in net assets
resulting from operations	$ 2	$ 40	$ 22	$ 52	$ 258

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

					Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Investment
	Growth	High Income	Contrafund®	Index 500	Grade Bond
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ 3	$ -	$ 37	$ 44	$ 69

Total investment income	3	-	37	44	69
Expenses:
Mortality, expense risk
and other charges	1	-	17	11	5

Total expenses	1	-	17	11	5

Net investment income (loss)	2	-	20	33	64

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	107	(2)	51	185	(30)
Capital gains distributions	-	-	243	-	4

Total realized gain (loss) on investments
and capital gains distributions	107	(2)	294	185	(26)
Net unrealized appreciation
(depreciation) of investments	(74)	8	(15)	45	(14)

Net realized and unrealized gain (loss)
on investments	33	6	279	230	(40)

Net increase (decrease) in net assets
resulting from operations	$ 35	$ 6	$ 299	$ 263	$ 24

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING AllianceBernstein Mid Cap Growth Portfolio - Institutional Class	ING BlackRock Large Cap Growth Portfolio - Institutional Class	ING BlackRock Large Cap Growth Portfolio - Service Class
				ING	ING Evergreen
				BlackRock	Health
				Large Cap	Sciences
				Value Portfolio	Portfolio -
				- Institutional	Institutional
				Class	Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ 4	$ -

Total investment income	-	-	-	4	-
Expenses:
Mortality, expense risk
and other charges	-	-	-	3	-

Total expenses	-	-	-	3	-

Net investment income (loss)	-	-	-	1	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	-	10	-
Capital gains distributions	3	-	-	12	-

Total realized gain (loss) on investments
and capital gains distributions	3	-	-	22	-
Net unrealized appreciation
(depreciation) of investments	(3)	-	-	50	-

Net realized and unrealized gain (loss)
on investments	-	-	-	72	-

Net increase (decrease) in net assets
resulting from operations	$ -	$ -	$ -	$ 73	$ -

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

				ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING FMRSM Large Cap Growth Portfolio - Institutional Class
	ING Evergreen	ING Evergreen	ING FMRSM
	Health	Omega	Diversified Mid
	Sciences	Portfolio -	Cap Portfolio -
	Portfolio -	Institutional	Institutional
	Service Class	Class	Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -

Total investment income	-	-	-	-	-
Expenses:
Mortality, expense risk
and other charges	-	10	-	-	13

Total expenses	-	10	-	-	13

Net investment income (loss)	-	(10)	-	-	(13)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	1	-	2	(1)
Capital gains distributions	-	-	3	-	2

Total realized gain (loss) on investments
and capital gains distributions	-	1	3	2	1
Net unrealized appreciation
(depreciation) of investments	-	96	(3)	-	46

Net realized and unrealized gain (loss)
on investments	-	97	-	2	47

Net increase (decrease) in net assets
resulting from operations	$ -	$ 87	$ -	$ 2	$ 34

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING FMRSM Mid Cap Growth Portfolio - Institutional Class	ING Global Resources Portfolio - Institutional Class	ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class		ING JPMorgan Value Opportunities Portfolio - Institutional Class

				ING JPMorgan
				Small Cap
				Core Equity
				Portfolio -
				Institutional
				Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ 1	$ 5

Total investment income	-	-	-	1	5
Expenses:
Mortality, expense risk
and other charges	-	1	-	7	4

Total expenses	-	1	-	7	4

Net investment income (loss)	-	(1)	-	(6)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	3	-	8	4
Capital gains distributions	-	12	-	29	7

Total realized gain (loss) on investments
and capital gains distributions	-	15	-	37	11
Net unrealized appreciation
(depreciation) of investments	2	-	7	151	104

Net realized and unrealized gain (loss)
on investments	2	15	7	188	115
Net increase (decrease) in net assets
resulting from operations	$ 2	$ 14	$ 7	$ 182	$ 116

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

			ING LifeStyle Aggressive Growth Portfolio - Institutional Class	ING LifeStyle Growth Portfolio - Institutional Class	ING LifeStyle Moderate Growth Portfolio - Institutional Class
	ING Julius Baer Foreign Portfolio - Institutional Class	ING Legg Mason Value Portfolio - Institutional Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -

Total investment income	-	-	-	-	-
Expenses:
Mortality, expense risk
and other charges	-	-	-	-	-

Total expenses	-	-	-	-	-

Net investment income (loss)	-	-	-	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	-	-	-
Capital gains distributions	-	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	-	-	-	-	-
Net unrealized appreciation
(depreciation) of investments	11	6	18	-	-

Net realized and unrealized gain (loss)
on investments	11	6	18	-	-

Net increase (decrease) in net assets
resulting from operations	$ 11	$ 6	$ 18	$ -	$ -

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

		ING Liquid Assets Portfolio - Institutional Class	ING Lord Abbett Affiliated Portfolio - Institutional Class	ING MarketStyle Growth Portfolio - Institutional Class	ING Marsico Growth Portfolio - Institutional Class

	ING Limited
	Maturity Bond
	Portfolio -
	Service Class

Net investment income (loss)
Income:
Dividends	$ 42	$ 83	$ -	$ -	$ -

Total investment income	42	83	-	-	-
Expenses:
Mortality, expense risk
and other charges	4	9	-	-	-

Total expenses	4	9	-	-	-

Net investment income (loss)	38	74	-	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	-	-	-	-
Capital gains distributions	-	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	(1)	-	-	-	-
Net unrealized appreciation
(depreciation) of investments	(5)	-	-	3	1

Net realized and unrealized gain (loss)
on investments	(6)	-	-	3	1

Net increase (decrease) in net assets
resulting from operations	$ 32	$ 74	$ -	$ 3	$ 1

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING Marsico International Opportunities Portfolio - Institutional Class	ING MFS Total Return Portfolio - Institutional Class	ING MFS Utilities Portfolio - Service Class	ING Oppenheimer Main Street Portfolio® - Institutional Class
					ING Pioneer
					Mid Cap Value
					Portfolio -
					Institutional
					Class

Net investment income (loss)
Income:
Dividends	$ 1	$ 1	$ -	$ -	$ -

Total investment income	1	1	-	-	-
Expenses:
Mortality, expense risk
and other charges	4	-	-	-	-

Total expenses	4	-	-	-	-

Net investment income (loss)	(3)	1	-	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6	-	3	-	-
Capital gains distributions	2	1	0	-	-

Total realized gain (loss) on investments
and capital gains distributions	8	1	3	-	-
Net unrealized appreciation
(depreciation) of investments	158	1	3	-	4

Net realized and unrealized gain (loss)
on investments	166	2	6	-	4

Net increase (decrease) in net assets
resulting from operations	$ 163	$ 3	$ 6	$ -	$ 4

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

		ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class	ING T. Rowe Price Equity Income Portfolio - Institutional Class	ING Van	ING Van Kampen Growth and Income Portfolio - Service Class
				Kampen Equity
	ING Stock			Growth
	Index Portfolio			Portfolio -
	- Institutional			Institutional
	Class			Class

Net investment income (loss)
Income:
Dividends	$ 22	$ 40	$ 1	$ -	$ 3

Total investment income	22	40	1	-	3
Expenses:
Mortality, expense risk
and other charges	7	15	-	1	1

Total expenses	7	15	-	1	1

Net investment income (loss)	15	25	1	(1)	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	25	33	-	1	(1)
Capital gains distributions	11	166	2	3	24
Total realized gain (loss) on investments
and capital gains distributions	36	199	2	4	23
Net unrealized appreciation
(depreciation) of investments	155	138	8	(1)	6

Net realized and unrealized gain (loss)
on investments	191	337	10	3	29
Net increase (decrease) in net assets
resulting from operations	$ 206	$ 362	$ 11	$ 2	$ 31

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING Van Kampen Real Estate Portfolio - Institutional Class	ING VP Index Plus International Equity Portfolio - Service Class	ING Wells Fargo Small Cap Disciplined Portfolio - Institutional Class

					ING American
				ING American	Century Small-
				Century Select	Mid Cap Value
				Portfolio -	Portfolio -
				Initial Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ 1	$ 3	$ 1	$ 9	$ -

Total investment income	1	3	1	9	-
Expenses:
Mortality, expense risk
and other charges	-	1	1	4	-

Total expenses	-	1	1	4	-

Net investment income (loss)	1	2	-	5	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4	-	-	1	-
Capital gains distributions	3	6	5	-	-

Total realized gain (loss) on investments
and capital gains distributions	7	6	5	1	-
Net unrealized appreciation
(depreciation) of investments	6	19	8	(27)	-

Net realized and unrealized gain (loss)
on investments	13	25	13	(26)	-

Net increase (decrease) in net assets
resulting from operations	$ 14	$ 27	$ 13	$ (21)	$ -

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

ING Legg
Mason
	ING Baron	ING Columbia	ING Fundamental Research Portfolio - Initial Class	ING	Partners
	Small Cap	Small Cap		JPMorgan Mid	Aggressive
	Growth	Value II		Cap Value	Growth
	Portfolio -	Portfolio -		Portfolio -	Portfolio -
	Initial Class	Initial Class		Initial Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -

Total investment income	-	-	-	-	-
Expenses:
Mortality, expense risk
and other charges	-	-	-	-	-

Total expenses	-	-	-	-	-

Net investment income (loss)	-	-	-	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	-	-	-	-
Capital gains distributions	-	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	1	-	-	-	-
Net unrealized appreciation
(depreciation) of investments	2	1	2	2	2
Net realized and unrealized gain (loss)
on investments	3	1	2	2	2
Net increase (decrease) in net assets
resulting from operations	$ 3	$ 1	$ 2	$ 2	$ 2

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING Lord Abbett U.S. Government Securities Portfolio - Initial Class	ING Neuberger Berman Partners Portfolio - Initial Class	ING Neuberger Berman Regency Portfolio - Initial Class	ING Oppenheimer Global Portfolio - Initial Class	ING Oppenheimer Strategic Income Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ 1	$ -

Total investment income	-	-	-	1	-
Expenses:
Mortality, expense risk
and other charges	-	-	-	8	-

Total expenses	-	-	-	8	-

Net investment income (loss)	-	-	-	(7)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	-	16	-
Capital gains distributions	-	-	-	2	-

Total realized gain (loss) on investments
and capital gains distributions	-	-	-	18	-
Net unrealized appreciation
(depreciation) of investments	-	-	1	213	1

Net realized and unrealized gain (loss)
on investments	-	-	1	231	1

Net increase (decrease) in net assets
resulting from operations	$ -	$ -	$ 1	$ 224	$ 1

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING PIMCO Total Return Portfolio - Initial Class	ING T. Rowe	ING UBS U.S. Large Cap Equity Portfolio - Initial Class	ING Van Kampen Comstock Portfolio - Initial Class	ING Van Kampen Equity and Income Portfolio - Initial Class
		Price
		Diversified Mid
		Cap Growth
		Portfolio -
		Initial Class

Net investment income (loss)
Income:
Dividends	$ 2	$ -	$ 3	$ -	$ -

Total investment income	2	-	3	-	-
Expenses:
Mortality, expense risk
and other charges	1	12	2	-	-

Total expenses	1	12	2	-	-

Net investment income (loss)	1	(12)	1	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4	24	2	3	6
Capital gains distributions	-	44	-	2	-

Total realized gain (loss) on investments
and capital gains distributions	4	68	2	5	6
Net unrealized appreciation
(depreciation) of investments	-	111	42	2	(5)

Net realized and unrealized gain (loss)
on investments	4	179	44	7	1
Net increase (decrease) in net assets
resulting from operations	$ 5	$ 167	$ 45	$ 7	$ 1

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING VP Strategic Allocation Conservative Portfolio - Class I	ING VP Strategic Allocation Growth Portfolio - Class I	ING VP Strategic Allocation Moderate Portfolio - Class I		ING VP Index Plus MidCap Portfolio - Class I

				ING VP Index
				Plus LargeCap
				Portfolio -
				Class I

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ 1	$ 1

Total investment income	-	-	-	1	1
Expenses:
Mortality, expense risk
and other charges	-	-	-	-	1

Total expenses	-	-	-	-	1

Net investment income (loss)	-	-	-	1	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	1	-	1	1
Capital gains distributions	-	-	-	-	7

Total realized gain (loss) on investments
and capital gains distributions	-	1	-	1	8
Net unrealized appreciation
(depreciation) of investments	-	-	1	7	1

Net realized and unrealized gain (loss)
on investments	-	1	1	8	9

Net increase (decrease) in net assets
resulting from operations	$ -	$ 1	$ 1	$ 9	$ 9

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

					ING VP
	ING VP Index Plus SmallCap Portfolio - Class I	ING VP Value Opportunity Portfolio - Class I	ING VP High Yield Bond Portfolio - Class I	ING VP	MidCap
				International	Opportunities
				Value Portfolio	Portfolio -
				- Class I	Class I

Net investment income (loss)
Income:
Dividends	$ -	$ 1	$ 16	$ 25	$ -

Total investment income	-	1	16	25	-
Expenses:
Mortality, expense risk
and other charges	1	-	1	6	5

Total expenses	1	-	1	6	5

Net investment income (loss)	(1)	1	15	19	(5)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	-	-	21	82
Capital gains distributions	5	-	-	58	-

Total realized gain (loss) on investments
and capital gains distributions	6	-	-	79	82
Net unrealized appreciation
(depreciation) of investments	8	7	6	154	(23)

Net realized and unrealized gain (loss)
on investments	14	7	6	233	59
Net increase (decrease) in net assets
resulting from operations	$ 13	$ 8	$ 21	$ 252	$ 54

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

					Neuberger
		ING VP SmallCap Opportunities Portfolio - Class I		Neuberger Berman AMT Growth Portfolio® - Class I	Berman AMT
	ING VP Real Estate Portfolio - Class S		ING VP		Limited
			Intermediate		Maturity Bond
			Bond Portfolio		Portfolio® -
			- Class I		Class I

Net investment income (loss)
Income:
Dividends	$ 2	$ -	$ 3	$ -	$ -

Total investment income	2	-	3	-	-
Expenses:
Mortality, expense risk
and other charges	-	3	-	-	-

Total expenses	-	3	-	-	-

Net investment income (loss)	2	(3)	3	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3	68	-	2	(10)
Capital gains distributions	2	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	5	68	-	2	(10)
Net unrealized appreciation
(depreciation) of investments	18	-	-	(1)	12

Net realized and unrealized gain (loss)
on investments	23	68	-	1	2

Net increase (decrease) in net assets
resulting from operations	$ 25	$ 65	$ 3	$ 1	$ 2

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	Neuberger Berman AMT Socially Responsive Portfolio® - Class I			Putnam VT Diversified Income Fund - Class IA Shares
					Putnam VT
		Pioneer Small	Premier VIT		Small Cap
		Cap Value	OpCap		Value Fund -
		VCT Portfolio -	Managed		Class IA
		Class I	Portfolio		Shares

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 4	$ 1	$ 25

Total investment income	-	-	4	1	25
Expenses:
Mortality, expense risk
and other charges	-	-	-	-	-

Total expenses	-	-	-	-	-

Net investment income (loss)	-	-	4	1	25

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	2	(2)	-	30
Capital gains distributions	1	-	27	-	-

Total realized gain (loss) on investments
and capital gains distributions	2	2	25	-	30
Net unrealized appreciation
(depreciation) of investments	6	(1)	(19)	(1)	(28)

Net realized and unrealized gain (loss)
on investments	8	1	6	(1)	2

Net increase (decrease) in net assets
resulting from operations	$ 8	$ 1	$ 10	$ -	$ 27

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

			American Funds	American Funds
	AIM V.I.	American Funds	Insurance	Insurance
	Demographic	Insurance Series®	Series® Growth	Series®
	Trends Fund -	Growth Fund -	Income Fund -	International
	Series I Shares	Class 2	Class 2	Fund - Class 2

Net Assets at January 1, 2005	$ 37	$ 124	$ 21	$ 44

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	1	2	2
Total realized gain (loss) on investments
and capital gains distributions	-	6	-	6
Net unrealized appreciation (depreciation)
of investments	1	26	4	26

Net increase (decrease) in net assets from operations	1	33	6	34
Changes from principal transactions:
Premiums	11	113	59	77
Surrenders and withdrawals	(3)	(4)	-	-
Policy loans	(8)	(1)	-	-
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	56	41	75
Policy charges	(5)	(24)	(12)	(9)

Increase (decrease) in net assets derived from
principal transactions	(5)	140	88	143

Total increase (decrease) in net assets	(4)	173	94	177

Net assets at December 31, 2005	33	297	115	221

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	1	2	4
Total realized gain (loss) on investments
and capital gains distributions	6	9	6	9
Net unrealized appreciation (depreciation)
of investments	(4)	30	14	39

Net increase (decrease) in net assets from operations	2	40	22	52
Changes from principal transactions:
Premiums	3	158	65	71
Surrenders and withdrawals	-	(1)	-	-
Policy loans	-	(5)	(3)	(2)
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	(37)	177	15	121
Policy charges	(1)	(33)	(17)	(19)

Increase (decrease) in net assets derived from
principal transactions	(35)	296	60	171

Total increase (decrease) in net assets	(33)	336	82	223

Net assets at December 31, 2006	$ -	$ 633	$ 197	$ 444

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Equity-Income	Growth	High Income	Contrafund®
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class

Net Assets at January 1, 2005	$ 1,105	$ 690	$ 177	$ 2,144

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11	(1)	27	(7)
Total realized gain (loss) on investments
and capital gains distributions	43	-	(1)	51
Net unrealized appreciation (depreciation)
of investments	6	38	(22)	326
Net increase (decrease) in net assets from operations	60	37	4	370
Changes from principal transactions:
Premiums	228	137	44	400
Surrenders and withdrawals	(50)	(34)	(11)	(91)
Policy loans	(8)	(5)	(3)	(4)
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	(1)	(15)	-	(24)
Policy charges	(94)	(55)	(14)	(139)

Increase (decrease) in net assets derived from
principal transactions	75	28	16	142
Total increase (decrease) in net assets	135	65	20	512
Net assets at December 31, 2005	1,240	755	197	2,656

Increase (decrease) in net assets
Operations:
Net investment income (loss)	39	2	-	20
Total realized gain (loss) on investments
and capital gains distributions	183	107	(2)	294
Net unrealized appreciation (depreciation)
of investments	36	(74)	8	(15)

Net increase (decrease) in net assets from operations	258	35	6	299
Changes from principal transactions:
Premiums	258	45	10	362
Surrenders and withdrawals	(28)	(5)	-	(56)
Policy loans	(5)	(1)	(1)	(12)
Death benefits	(11)	-	-	-
Transfers between Divisions
(including fixed account), net	3	(812)	(208)	(23)
Policy charges	(96)	(17)	(4)	(146)

Increase (decrease) in net assets derived from
principal transactions	121	(790)	(203)	125
Total increase (decrease) in net assets	379	(755)	(197)	424
Net assets at December 31, 2006	$ 1,619	$ -	$ -	$ 3,080

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

		Fidelity® VIP	ING AllianceBernstein Mid Cap Growth Portfolio - Institutional Class	ING BlackRock
	Fidelity® VIP	Investment		Large Cap
	Index 500	Grade Bond		Growth Portfolio
	Portfolio -	Portfolio -		- Institutional
	Initial Class	Initial Class		Class

Net Assets at January 1, 2005	$ 2,448	$ 1,756	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	28	55	-	-
Total realized gain (loss) on investments
and capital gains distributions	16	30	-	-
Net unrealized appreciation (depreciation)
of investments	55	(57)	-	-

Net increase (decrease) in net assets from operations	99	28	-	-
Changes from principal transactions:
Premiums	303	197	-	-
Surrenders and withdrawals	(88)	(46)	-	-
Policy loans	(5)	(1)	-	-
Death benefits	(63)	(91)	-	-
Transfers between Divisions
(including fixed account), net	(55)	37	20	-
Policy charges	(132)	(125)	-	-

Increase (decrease) in net assets derived from
principal transactions	(40)	(29)	20	-

Total increase (decrease) in net assets	59	(1)	20	-

Net assets at December 31, 2005	2,507	1,755	20	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	33	64	-	-
Total realized gain (loss) on investments
and capital gains distributions	185	(26)	3	-
Net unrealized appreciation (depreciation)
of investments	45	(14)	(3)	-

Net increase (decrease) in net assets from operations	263	24	-	-
Changes from principal transactions:
Premiums	75	40	6	-
Surrenders and withdrawals	(166)	(6)	-	-
Policy loans	(7)	(6)	-	-
Death benefits	(10)	(5)	-	-
Transfers between Divisions
(including fixed account), net	(992)	(899)	6	7
Policy charges	(94)	(67)	(1)	-

Increase (decrease) in net assets derived from
principal transactions	(1,194)	(943)	11	7

Total increase (decrease) in net assets	(931)	(919)	11	7

Net assets at December 31, 2006	$ 1,576	$ 836	$ 31	$ 7

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING BlackRock Large Cap Growth Portfolio - Service Class	ING	ING Evergreen
		BlackRock	Health
		Large Cap	Sciences	ING Evergreen
		Value Portfolio	Portfolio -	Health Sciences
		- Institutional	Institutional	Portfolio -
		Class	Class	Service Class

Net Assets at January 1, 2005	$ -	$ 36	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(1)	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation)
of investments	-	12	-	-

Net increase (decrease) in net assets from operations	-	11	-	-
Changes from principal transactions:
Premiums	-	15	-	-
Surrenders and withdrawals	-	-	-	-
Policy loans	-	-	-	-
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	1	427	-	1
Policy charges	-	(11)	-	-

Increase (decrease) in net assets derived from
principal transactions	1	431	-	1

Total increase (decrease) in net assets	1	442	-	1

Net assets at December 31, 2005	1	478	-	1

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	1	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	22	-	-
Net unrealized appreciation (depreciation)
of investments	-	50	-	-

Net increase (decrease) in net assets from operations	-	73	-	-
Changes from principal transactions:
Premiums	1	16	-	3
Surrenders and withdrawals	-	(16)	-	-
Policy loans	-	(3)	-	-
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	(2)	(46)	5	(4)
Policy charges	-	(30)	-	-

Increase (decrease) in net assets derived from
principal transactions	(1)	(79)	5	(1)

Total increase (decrease) in net assets	(1)	(6)	5	(1)

Net assets at December 31, 2006	$ -	$ 472	$ 5	$ -

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

				ING FMRSM
	ING Evergreen	ING FMRSM		Large Cap
	Omega	Diversified Mid	ING FMRSM	Growth
	Portfolio -	Cap Portfolio -	Diversified Mid	Portfolio -
	Institutional	Institutional	Cap Portfolio -	Institutional
	Class	Class	Service Class	Class

Net Assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	5
Net unrealized appreciation (depreciation)
of investments	4	-	-	42
Net increase (decrease) in net assets from operations	41	-	-	47
Changes from principal transactions:
Premiums	61	-	-	61
Surrenders and withdrawals	(13)	-	-	(3)
Policy loans	(3)	-	-	(2)
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	1,535	-	15	1,695
Policy charges	(32)	-		(38)

Increase (decrease) in net assets derived from
principal transactions	1,548	-	15	1,713
Total increase (decrease) in net assets	1,589	-	15	1,760
Net assets at December 31, 2005	1,589	-	15	1,760

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	-	-	(13)
Total realized gain (loss) on investments
and capital gains distributions	1	3	2	1
Net unrealized appreciation (depreciation)
of investments	96	(3)	-	46
Net increase (decrease) in net assets from operations	87	-	2	34
Changes from principal transactions:
Premiums	273	2	-	351
Surrenders and withdrawals	(14)	-	-	(80)
Policy loans	(7)	-	-	(10)
Death benefits	(1)	-	-	(2)
Transfers between Divisions
(including fixed account), net	(50)	35	(16)	627
Policy charges	(112)	(2)	(1)	(168)

Increase (decrease) in net assets derived from
principal transactions	89	35	(17)	718
Total increase (decrease) in net assets	176	35	(15)	752
Net assets at December 31, 2006	$ 1,765	$ 35	$ -	$ 2,512

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING FMRSM Mid	ING Global Resources Portfolio - Institutional Class		ING JPMorgan
	Cap Growth		ING JPMorgan	Small Cap Core
	Portfolio -		Emerging Markets	Equity Portfolio -
	Institutional		Equity Portfolio -	Institutional
	Class		Institutional Class	Class

Net Assets at January 1, 2005	$ -	$ 3	$ -	$ 142

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	(2)
Total realized gain (loss) on investments
and capital gains distributions	2	-	-	16
Net unrealized appreciation (depreciation)
of investments	7	3	-	10

Net increase (decrease) in net assets from operations	9	3	-	24
Changes from principal transactions:
Premiums	3	4	-	57
Surrenders and withdrawals	-	(3)	-	(8)
Policy loans	-	-	-	-
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	45	54	-	899
Policy charges	(2)	(1)	-	(28)

Increase (decrease) in net assets derived from
principal transactions	46	54	-	920

Total increase (decrease) in net assets	55	57	-	944

Net assets at December 31, 2005	55	60	-	1,086

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(1)	-	(6)
Total realized gain (loss) on investments
and capital gains distributions	-	15	-	37
Net unrealized appreciation (depreciation)
of investments	2	-	7	151

Net increase (decrease) in net assets from operations	2	14	7	182
Changes from principal transactions:
Premiums	2	17	13	164
Surrenders and withdrawals	-	-	-	(16)
Policy loans	-	-	-	(6)
Death benefits	-	-	-	(5)
Transfers between Divisions
(including fixed account), net	-	23	68	119
Policy charges	(3)	(7)	(1)	(77)

Increase (decrease) in net assets derived from
principal transactions	(1)	33	80	179

Total increase (decrease) in net assets	1	47	87	361

Net assets at December 31, 2006	$ 56	$ 107	$ 87	$ 1,447

The accompanying notes are an integral part of these financial statements. 40

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING JPMorgan			ING LifeStyle
	Value	ING Julius	ING Legg	Aggressive
	Opportunities	Baer Foreign	Mason Value	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional
	Class	Class	Class	Class

Net Assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	1	-	-
Net unrealized appreciation (depreciation)
of investments	14	-	-	-

Net increase (decrease) in net assets from operations	13	1	-	-
Changes from principal transactions:
Premiums	27	6	4	-
Surrenders and withdrawals	-	-	-	-
Policy loans	(4)	-	-	-
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	548	22	3	-
Policy charges	(9)	-	-	-

Increase (decrease) in net assets derived from
principal transactions	562	28	7	-
Total increase (decrease) in net assets	575	29	7	-
Net assets at December 31, 2005	575	29	7	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	11	-	-	-
Net unrealized appreciation (depreciation)
of investments	104	11	6	18

Net increase (decrease) in net assets from operations	116	11	6	18
Changes from principal transactions:
Premiums	96	5	39	8
Surrenders and withdrawals	(16)	-	-	-
Policy loans	(11)	-	-	-
Death benefits	(1)	-	-	-
Transfers between Divisions
(including fixed account), net	(10)	111	20	147
Policy charges	(39)	(4)	(5)	(6)

Increase (decrease) in net assets derived from
principal transactions	19	112	54	149
Total increase (decrease) in net assets	135	123	60	167
Net assets at December 31, 2006	$ 710	$ 152	$ 67	$ 167

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

		ING LifeStyle Moderate Growth Portfolio - Institutional Class
	ING LifeStyle Growth Portfolio - Institutional Class
			ING Limited	ING Liquid
			Maturity Bond	Assets Portfolio
			Portfolio -	- Institutional
			Service Class	Class

Net Assets at January 1, 2005	$ -	$ -	$ 11	$ 689

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	1	25
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation)
of investments	-	-	-	-
Net increase (decrease) in net assets from operations	-	-	1	25
Changes from principal transactions:
Premiums	-	-	1	437
Surrenders and withdrawals	-	-	-	(95)
Policy loans	-	-	(1)	2
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	-	(2)	633
Policy charges	-	-	-	(80)

Increase (decrease) in net assets derived from
principal transactions	-	-	(2)	897
Total increase (decrease) in net assets	-	-	(1)	922
Net assets at December 31, 2005	-	-	10	1,611

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	38	74
Total realized gain (loss) on investments
and capital gains distributions	-	-	(1)	-
Net unrealized appreciation (depreciation)
of investments	-	-	(5)	-
Net increase (decrease) in net assets from operations	-	-	32	74
Changes from principal transactions:
Premiums	1	4	77	464
Surrenders and withdrawals	-	-	(4)	(52)
Policy loans	-	-	(3)	1
Death benefits	-	-	(2)	-
Transfers between Divisions
(including fixed account), net	2	3	1,163	(217)
Policy charges	-	(1)	(46)	(130)

Increase (decrease) in net assets derived from
principal transactions	3	6	1,185	66
Total increase (decrease) in net assets	3	6	1,217	140
Net assets at December 31, 2006	$ 3	$ 6	$ 1,227	$ 1,751

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING Lord Abbett Affiliated Portfolio - Institutional Class	ING MarketStyle Growth Portfolio - Institutional Class	ING Marsico Growth Portfolio - Institutional Class	ING Marsico International Opportunities Portfolio - Institutional Class

Net Assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	8
Net unrealized appreciation (depreciation)
of investments	-	-	-	55
Net increase (decrease) in net assets from operations	-	-	-	63
Changes from principal transactions:
Premiums	-	-	-	26
Surrenders and withdrawals	-	-	-	-
Policy loans	-	-	-	(1)
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	-	-	563
Policy charges	-	-	-	(11)

Increase (decrease) in net assets derived from
principal transactions	-	-	-	577
Total increase (decrease) in net assets	-	-	-	640
Net assets at December 31, 2005	-	-	-	640

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	(3)
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	8
Net unrealized appreciation (depreciation)
of investments	-	3	1	158
Net increase (decrease) in net assets from operations	-	3	1	163
Changes from principal transactions:
Premiums	-	-	2	109
Surrenders and withdrawals	-	-	-	(7)
Policy loans	-	-	-	(3)
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	3	-	9	44
Policy charges	-	-	(1)	(49)

Increase (decrease) in net assets derived from
principal transactions	3	-	10	94
Total increase (decrease) in net assets	3	3	11	257
Net assets at December 31, 2006	$ 3	$ 3	$ 11	$ 897

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING MFS Total Return Portfolio - Institutional Class	ING MFS Utilities Portfolio - Service Class	ING Oppenheimer Main Street Portfolio® - Institutional Class	ING Pioneer Mid Cap Value Portfolio - Institutional Class

Net Assets at January 1, 2005	$ 3	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	1	-	-
Net unrealized appreciation (depreciation)
of investments	-	2	-	1
Net increase (decrease) in net assets from operations	-	3	-	1
Changes from principal transactions:
Premiums	3	2	-	4
Surrenders and withdrawals	-	-	-	-
Policy loans	-	-	-	(1)
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	11	25	-	32
Policy charges	(1)	(1)	-	(1)

Increase (decrease) in net assets derived from
principal transactions	13	26	-	34
Total increase (decrease) in net assets	13	29	-	35
Net assets at December 31, 2005	16	29	-	35

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	1	3	-	-
Net unrealized appreciation (depreciation)
of investments	1	3	-	4
Net increase (decrease) in net assets from operations	3	6	-	4
Changes from principal transactions:
Premiums	6	2	2	20
Surrenders and withdrawals	-	-	-	(1)
Policy loans	-	-	-	(2)
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	4	-	(4)
Policy charges	(2)	(1)	-	(4)

Increase (decrease) in net assets derived from
principal transactions	4	5	2	9
Total increase (decrease) in net assets	7	11	2	13
Net assets at December 31, 2006	$ 23	$ 40	$ 2	$ 48

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

		ING T. Rowe	ING T. Rowe Price Equity Income Portfolio - Institutional Class	ING Van
		Price Capital		Kampen
	ING Stock	Appreciation		Equity Growth
	Index Portfolio	Portfolio -		Portfolio -
	- Institutional	Institutional		Institutional
	Class	Class		Class

Net Assets at January 1, 2005	$ 854	$ 1,865	$ -	$ 70

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	20	-	-
Total realized gain (loss) on investments
and capital gains distributions	7	130	-	-
Net unrealized appreciation (depreciation)
of investments	33	15	-	11

Net increase (decrease) in net assets from operations	36	165	-	11
Changes from principal transactions:
Premiums	241	363	-	19
Surrenders and withdrawals	(40)	(207)	-	-
Policy loans	(25)	(1)	-	-
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	(11)	364	14	4
Policy charges	(117)	(125)	-	(9)

Increase (decrease) in net assets derived from
principal transactions	48	394	14	14

Total increase (decrease) in net assets	84	559	14	25

Net assets at December 31, 2005	938	2,424	14	95

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15	25	1	(1)
Total realized gain (loss) on investments
and capital gains distributions	36	199	2	4
Net unrealized appreciation (depreciation)
of investments	155	138	8	(1)

Net increase (decrease) in net assets from operations	206	362	11	2
Changes from principal transactions:
Premiums	239	352	14	3
Surrenders and withdrawals	(108)	(12)	-	(2)
Policy loans	(1)	(3)	-	-
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	635	(40)	256	1
Policy charges	(142)	(132)	(5)	(8)

Increase (decrease) in net assets derived from
principal transactions	623	165	265	(6)

Total increase (decrease) in net assets	829	527	276	(4)

Net assets at December 31, 2006	$ 1,767	$ 2,951	$ 290	$ 91

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING Van		ING VP Index	ING Wells
	Kampen	ING Van	Plus	Fargo Small
	Growth and	Kampen Real	International	Cap Disciplined
	Income	Estate Portfolio	Equity	Portfolio -
	Portfolio -	- Institutional	Portfolio -	Institutional
	Service Class	Class	Service Class	Class

Net Assets at January 1, 2005	$ -	$ 22	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	2	-	-
Net unrealized appreciation (depreciation)
of investments	-	3		-
Net increase (decrease) in net assets from operations	-	5	-	-
Changes from principal transactions:
Premiums	-	10	-	-
Surrenders and withdrawals	-	(3)	-	-
Policy loans	-	-	-	-
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	3	3	-	-
Policy charges	-	(2)	-	-
Increase (decrease) in net assets derived from
principal transactions	3	8	-	-
Total increase (decrease) in net assets	3	13	-	-
Net assets at December 31, 2005	3	35	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	1	2	-
Total realized gain (loss) on investments
and capital gains distributions	23	7	6	5
Net unrealized appreciation (depreciation)
of investments	6	6	19	8
Net increase (decrease) in net assets from operations	31	14	27	13
Changes from principal transactions:
Premiums	48	2	13	18
Surrenders and withdrawals	(3)	-	-	-
Policy loans	1	-	-	-
Death benefits	-	-	-	(4)
Transfers between Divisions
(including fixed account), net	421	(5)	266	245
Policy charges	(21)	(2)	(7)	(9)
Increase (decrease) in net assets derived from
principal transactions	446	(5)	272	250
Total increase (decrease) in net assets	477	9	299	263
Net assets at December 31, 2006	$ 480	$ 44	$ 299	$ 263

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

		ING American	ING Baron Small Cap Growth Portfolio - Initial Class	ING Columbia
	ING American	Century Small-		Small Cap
	Century Select	Mid Cap Value		Value II
	Portfolio -	Portfolio -		Portfolio -
	Initial Class	Initial Class		Initial Class

Net Assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	2	-	-	-
Net unrealized appreciation (depreciation)
of investments	61	-	-	-

Net increase (decrease) in net assets from operations	60	-	-	-
Changes from principal transactions:
Premiums	89	-	-	-
Surrenders and withdrawals	(13)	-	-	-
Policy loans	(1)	-	-	-
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	657	-	10	-
Policy charges	(29)	-	-	-

Increase (decrease) in net assets derived from
principal transactions	703	-	10	-

Total increase (decrease) in net assets	763	-	10	-

Net assets at December 31, 2005	763	-	10	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	1	-	1	-
Net unrealized appreciation (depreciation)
of investments	(27)	-	2	1

Net increase (decrease) in net assets from operations	(21)	-	3	1
Changes from principal transactions:
Premiums	48	-	12	3
Surrenders and withdrawals	(4)	-	-	-
Policy loans	(2)	-	-	-
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	(40)	3	25	47
Policy charges	(38)	-	(2)	(2)

Increase (decrease) in net assets derived from
principal transactions	(36)	3	35	48

Total increase (decrease) in net assets	(57)	3	38	49

Net assets at December 31, 2006	$ 706	$ 3	$ 48	$ 49

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING Fundamental Research Portfolio - Initial Class			ING Lord
			ING Legg Mason	Abbett U.S.
		ING JPMorgan	Partners	Government
		Mid Cap Value	Aggressive	Securities
		Portfolio -	Growth Portfolio	Portfolio - Initial
		Initial Class	- Initial Class	Class

Net Assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	1	-	-
Net unrealized appreciation (depreciation)
of investments	-	(1)	1	-

Net increase (decrease) in net assets from operations	-	-	1	-
Changes from principal transactions:
Premiums	-	1	-	-
Surrenders and withdrawals	-	-	-	-
Policy loans	-	-	-	-
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	24	11	17	-
Policy charges	-	-	-	-

Increase (decrease) in net assets derived from
principal transactions	24	12	17	-

Total increase (decrease) in net assets	24	12	18	-

Net assets at December 31, 2005	24	12	18	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation)
of investments	2	2	2	-

Net increase (decrease) in net assets from operations	2	2	2	-
Changes from principal transactions:
Premiums	1	3	-	-
Surrenders and withdrawals	-	-	-	-
Policy loans	-	-	-	-
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	-	1	-
Policy charges	(1)	(1)	(1)	-

Increase (decrease) in net assets derived from
principal transactions	-	2	-	-

Total increase (decrease) in net assets	2	4	2	-

Net assets at December 31, 2006	$ 26	$ 16	$ 20	$ -

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING	ING Neuberger Berman Regency Portfolio - Initial Class		ING
	Neuberger		ING	Oppenheimer
	Berman		Oppenheimer	Strategic
	Partners		Global	Income
	Portfolio -		Portfolio -	Portfolio -
	Initial Class		Initial Class	Service Class

Net Assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	6	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	26	-
Net unrealized appreciation (depreciation)
of investments	-	-	146	-

Net increase (decrease) in net assets from operations	-	-	178	-
Changes from principal transactions:
Premiums	-	-	98	-
Surrenders and withdrawals	-	-	(17)	-
Policy loans	-	-	-	-
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	-	1,025	1
Policy charges	-	-	(45)	-

Increase (decrease) in net assets derived from
principal transactions	-	-	1,061	1

Total increase (decrease) in net assets	-	-	1,239	1

Net assets at December 31, 2005	-	-	1,239	1

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(7)	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	18	-
Net unrealized appreciation (depreciation)
of investments	-	1	213	1

Net increase (decrease) in net assets from operations	-	1	224	1
Changes from principal transactions:
Premiums	-	-	201	1
Surrenders and withdrawals	-	-	(30)	-
Policy loans	-	-	(13)	-
Death benefits	-	-	(5)	-
Transfers between Divisions
(including fixed account), net	9	15	26	27
Policy charges	-	-	(86)	(1)

Increase (decrease) in net assets derived from
principal transactions	9	15	93	27

Total increase (decrease) in net assets	9	16	317	28

Net assets at December 31, 2006	$ 9	$ 16	$ 1,556	$ 29

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

		ING T. Rowe
		Price	ING UBS U.S.	ING Van
	ING PIMCO	Diversified Mid	Large Cap	Kampen
	Total Return	Cap Growth	Equity	Comstock
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class

Net Assets at January 1, 2005	$ -	$ -	$ -	$ 17

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(6)	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	31	-	2
Net unrealized appreciation (depreciation)
of investments	1	196	15	(1)

Net increase (decrease) in net assets from operations	1	221	15	1
Changes from principal transactions:
Premiums	-	135	13	2
Surrenders and withdrawals	-	(33)	-	-
Policy loans	-	(8)	(1)	-
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	109	1,649	292	13
Policy charges	-	(59)	(8)	(1)

Increase (decrease) in net assets derived from
principal transactions	109	1,684	296	14

Total increase (decrease) in net assets	110	1,905	311	15

Net assets at December 31, 2005	110	1,905	311	32

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(12)	1	-
Total realized gain (loss) on investments
and capital gains distributions	4	68	2	5
Net unrealized appreciation (depreciation)
of investments	-	111	42	2

Net increase (decrease) in net assets from operations	5	167	45	7
Changes from principal transactions:
Premiums	-	257	66	7
Surrenders and withdrawals	-	(40)	(8)	(2)
Policy loans	-	(26)	-	-
Death benefits	-	(2)	-	-
Transfers between Divisions
(including fixed account), net	(71)	(60)	(6)	29
Policy charges	(4)	(115)	(30)	(4)

Increase (decrease) in net assets derived from
principal transactions	(75)	14	22	30

Total increase (decrease) in net assets	(70)	181	67	37

Net assets at December 31, 2006	$ 40	$ 2,086	$ 378	$ 69

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING Van	ING VP	ING VP	ING VP
	Kampen	Strategic	Strategic	Strategic
	Equity and	Allocation	Allocation	Allocation
	Income	Conservative	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Class I	Class I	Class I

Net Assets at January 1, 2005	$ 24	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	2	-	-	-
Net unrealized appreciation (depreciation)
of investments	-	-	-	-
Net increase (decrease) in net assets from operations	2	-	-	-
Changes from principal transactions:
Premiums	-	-	9	-
Surrenders and withdrawals	(4)	-	-	-
Policy loans	-	-	-	-
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	3	-	2	14
Policy charges	(1)	-	(2)	-
Increase (decrease) in net assets derived from
principal transactions	(2)	-	9	14
Total increase (decrease) in net assets	-	-	9	14
Net assets at December 31, 2005	24	-	9	14

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	6	-	1	-
Net unrealized appreciation (depreciation)
of investments	(5)	-	-	1
Net increase (decrease) in net assets from operations	1	-	1	1
Changes from principal transactions:
Premiums	10	-	2	-
Surrenders and withdrawals	-	-	-	-
Policy loans	-	-	-	-
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	(30)	-	1	-
Policy charges	(1)	-	(3)	-
Increase (decrease) in net assets derived from
principal transactions	(21)	-	-	-
Total increase (decrease) in net assets	(20)	-	1	1
Net assets at December 31, 2006	$ 4	$ -	$ 10	$ 15

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING VP Index	ING VP Index	ING VP Index	ING VP Value
	Plus LargeCap	Plus MidCap	Plus SmallCap	Opportunity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I

Net Assets at January 1, 2005	$ 12	$ 22	$ 18	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(1)	-	-
Total realized gain (loss) on investments
and capital gains distributions	1	6	5	-
Net unrealized appreciation (depreciation)
of investments	2	1	-	-
Net increase (decrease) in net assets from operations	3	6	5	-
Changes from principal transactions:
Premiums	2	22	2	-
Surrenders and withdrawals	-	(1)	-	-
Policy loans	-	-	-	-
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	44	53	69	48
Policy charges	(3)	(8)	(2)	-
Increase (decrease) in net assets derived from
principal transactions	43	66	69	48
Total increase (decrease) in net assets	46	72	74	48
Net assets at December 31, 2005	58	94	92	48

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	-	(1)	1
Total realized gain (loss) on investments
and capital gains distributions	1	8	6	-
Net unrealized appreciation (depreciation)
of investments	7	1	8	7
Net increase (decrease) in net assets from operations	9	9	13	8
Changes from principal transactions:
Premiums	5	19	15	3
Surrenders and withdrawals	-	-	-	-
Policy loans	-	-	-	-
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	4	94	96	(1)
Policy charges	(5)	(8)	(9)	(4)

Increase (decrease) in net assets derived from
principal transactions	4	105	102	(2)

Total increase (decrease) in net assets	13	114	115	6
Net assets at December 31, 2006	$ 71	$ 208	$ 207	$ 54

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

			ING VP
	ING VP High	ING VP	MidCap	ING VP Real
	Yield Bond	International	Opportunities	Estate
	Portfolio -	Value Portfolio	Portfolio -	Portfolio -
	Class I	- Class I	Class I	Class S

Net Assets at January 1, 2005	$ 76	$ 916	$ 834	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	17	(4)	-
Total realized gain (loss) on investments
and capital gains distributions	1	74	6	-
Net unrealized appreciation (depreciation)
of investments	(4)	(30)	64	-
Net increase (decrease) in net assets from operations	2	61	66	-
Changes from principal transactions:
Premiums	9	153	97	2
Surrenders and withdrawals	(3)	(79)	(29)	-
Policy loans	-	(1)	(4)	-
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	(1)	(136)	(116)	12
Policy charges	(8)	(49)	(48)	(1)

Increase (decrease) in net assets derived from
principal transactions	(3)	(112)	(100)	13
Total increase (decrease) in net assets	(1)	(51)	(34)	13
Net assets at December 31, 2005	75	865	800	13

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15	19	(5)	2
Total realized gain (loss) on investments
and capital gains distributions	-	79	82	5
Net unrealized appreciation (depreciation)
of investments	6	154	(23)	18
Net increase (decrease) in net assets from operations	21	252	54	25
Changes from principal transactions:
Premiums	42	35	33	16
Surrenders and withdrawals	-	(3)	(4)	-
Policy loans	(3)	(8)	(3)	-
Death benefits	-	-	(1)	-
Transfers between Divisions
(including fixed account), net	209	43	(287)	109
Policy charges	(18)	(47)	(43)	(5)

Increase (decrease) in net assets derived from
principal transactions	230	20	(305)	120
Total increase (decrease) in net assets	251	272	(251)	145
Net assets at December 31, 2006	$ 326	$ 1,137	$ 549	$ 158

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

				Neuberger
	ING VP		Neuberger	Berman AMT
	SmallCap	ING VP	Berman AMT	Limited
	Opportunities	Intermediate	Growth	Maturity Bond
	Portfolio -	Bond Portfolio	Portfolio® -	Portfolio® -
	Class I	- Class I	Class I	Class I

Net Assets at January 1, 2005	$ 515	$ 30	$ -	$ 275

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	2	-	8
Total realized gain (loss) on investments
and capital gains distributions	3	(1)	-	(1)
Net unrealized appreciation (depreciation)
of investments	40	-	1	(3)

Net increase (decrease) in net assets from operations	40	1	1	4
Changes from principal transactions:
Premiums	42	25	-	60
Surrenders and withdrawals	(14)	-	-	(5)
Policy loans	(1)	(1)	-	-
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	(21)	1	8	5
Policy charges	(24)	(4)	-	(32)

Increase (decrease) in net assets derived from
principal transactions	(18)	21	8	28
Total increase (decrease) in net assets	22	22	9	32
Net assets at December 31, 2005	537	52	9	307

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	3	-	-
Total realized gain (loss) on investments
and capital gains distributions	68	-	2	(10)
Net unrealized appreciation (depreciation)
of investments	-	-	(1)	12
Net increase (decrease) in net assets from operations	65	3	1	2
Changes from principal transactions:
Premiums	51	24	-	17
Surrenders and withdrawals	(4)	-	-	(1)
Policy loans	(3)	(4)	-	-
Death benefits	(2)	-	-	-
Transfers between Divisions
(including fixed account), net	(209)	-	(10)	(315)
Policy charges	(25)	(4)	-	(10)

Increase (decrease) in net assets derived from
principal transactions	(192)	16	(10)	(309)

Total increase (decrease) in net assets	(127)	19	(9)	(307)

Net assets at December 31, 2006	$ 410	$ 71	$ -	$ -

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	Neuberger Berman AMT Socially Responsive Portfolio® - Class I			Putnam VT
		Pioneer Small	Premier VIT	Diversified
		Cap Value	OpCap	Income Fund -
		VCT Portfolio -	Managed	Class IA
		Class I	Portfolio	Shares

Net Assets at January 1, 2005	$ 39	$ 5	$ 247	$ 26

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	2	2
Total realized gain (loss) on investments
and capital gains distributions	3	-	12	-
Net unrealized appreciation (depreciation)
of investments	-	-	(2)	(1)

Net increase (decrease) in net assets from operations	3	-	12	1
Changes from principal transactions:
Premiums	15	2	70	-
Surrenders and withdrawals	-	-	(3)	-
Policy loans	-	-	(12)	-
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	4	(31)	(1)
Policy charges	(5)	(1)	(33)	(1)

Increase (decrease) in net assets derived from
principal transactions	10	5	(9)	(2)

Total increase (decrease) in net assets	13	5	3	(1)

Net assets at December 31, 2005	52	10	250	25

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	4	1
Total realized gain (loss) on investments
and capital gains distributions	2	2	25	-
Net unrealized appreciation (depreciation)
of investments	6	(1)	(19)	(1)

Net increase (decrease) in net assets from operations	8	1	10	-
Changes from principal transactions:
Premiums	21	1	23	-
Surrenders and withdrawals	-	-	-	-
Policy loans	-	-	(6)	-
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	(11)	(267)	(25)
Policy charges	(6)	(1)	(10)	-
Increase (decrease) in net assets derived from
principal transactions	15	(11)	(260)	(25)

Total increase (decrease) in net assets	23	(10)	(250)	(25)

Net assets at December 31, 2006	$ 75	$ -	$ -	$ -

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

Putnam VT
Small Cap
Value Fund -
Class IA Shares
Net Assets at January 1, 2005	$ 182

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10
Total realized gain (loss) on investments
and capital gains distributions	2
Net unrealized appreciation (depreciation)
of investments	-
Net increase (decrease) in net assets from operations	12
Changes from principal transactions:
Premiums	26
Surrenders and withdrawals	(1)
Policy loans	-
Death benefits	-
Transfers between Divisions
(including fixed account), net	(1)
Policy charges	(13)

Increase (decrease) in net assets derived from
principal transactions	11
Total increase (decrease) in net assets	23
Net assets at December 31, 2005	205

Increase (decrease) in net assets
Operations:
Net investment income (loss)	25
Total realized gain (loss) on investments
and capital gains distributions	30
Net unrealized appreciation (depreciation)
of investments	(28)

Net increase (decrease) in net assets from operations	27
Changes from principal transactions:
Premiums	5
Surrenders and withdrawals	-
Policy loans	-
Death benefits	-
Transfers between Divisions
(including fixed account), net	(232)
Policy charges	(5)

Increase (decrease) in net assets derived from
principal transactions	(232)

Total increase (decrease) in net assets	(205)

Net assets at December 31, 2006	$ -

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Notes to Financial Statements

1. Organization

ReliaStar Life Insurance Company of New York Variable Life Separate Account I (the “Account”) was established by ReliaStar Life Insurance Company of New York (“RLNY” or the “Company”) to support the operations of variable life insurance policies (“Policies”). RLNY is an indirect, wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”), an insurance holding company domiciled in the State of Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. RLNY provides for variable accumulation and benefits under the Policies by crediting premium payments to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the contractowners. The portion of the Account’s assets applicable to Policies will not be charged with liabilities arising out of any other business RLNY may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of RLNY. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of RLNY.

At December 31, 2006, the Account had, under Select*Life NY, Estate Design Policies, and Investor Elite Policies, 72 investment divisions (the “Divisions”), 8 of which invest in an independently managed mutual fund portfolio and 64 of which invest in a mutual fund portfolio managed by an affiliate, either ING Investments, LLC or Directed Services, LLC. The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”). Investment Divisions with asset balances at December 31, 2006 and related Trusts are as follows:

American Funds Insurance Series:	ING Investors Trust (continued):
American Funds Insurance Series® Growth	ING BlackRock Large Cap Value
Fund - Class 2	Portfolio - Institutional Class*
American Funds Insurance Series® Growth Income	ING Evergreen Health Sciences
Fund - Class 2	Portfolio - Institutional Class**
American Funds Insurance Series® International	ING Evergreen Omega Portfolio - Institutional Class*
Fund - Class 2	ING FMRSM Diversified Mid Cap
Fidelity® Variable Insurance Products:	Portfolio - Institutional Class**
Fidelity® VIP Equity-Income Portfolio - Initial Class	ING FMRSM Large Cap Growth
Fidelity® Variable Insurance Products II:	Portfolio - Institutional Class*
Fidelity® VIP Contrafund® Portfolio - Initial Class	ING FMRSM Mid Cap Growth
Fidelity® VIP Index 500 Portfolio - Initial Class	Portfolio - Institutional Class*
Fidelity® VIP Investment Grade Bond	ING Global Resources Portfolio - Institutional Class
Portfolio - Initial Class	ING JPMorgan Emerging Markets Equity
ING Investors Trust:	Portfolio - Institutional Class**
ING AllianceBernstein Mid Cap Growth	ING JPMorgan Small Cap Core Equity
Portfolio - Institutional Class*	Portfolio - Institutional Class
ING BlackRock Large Cap Growth	ING JPMorgan Value Opportunities
Portfolio - Institutional Class**	Portfolio - Institutional Class*

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Notes to Financial Statements

ING Investors Trust (continued):	ING Partners, Inc. (continued):
ING Julius Baer Foreign	ING JPMorgan Mid Cap Value
Portfolio - Institutional Class*	Portfolio - Initial Class
ING Legg Mason Value	ING Legg Mason Partners Aggressive Growth
Portfolio - Institutional Class*	Portfolio - Initial Class*
ING LifeStyle Aggressive Growth	ING Lord Abbett U.S. Government Securities
Portfolio - Institutional Class**	Portfolio - Initial Class**
ING LifeStyle Growth Portfolio - Institutional Class**	ING Neuberger Berman Partners
ING LifeStyle Moderate Growth	Portfolio - Initial Class**
Portfolio - Institutional Class**	ING Neuberger Berman Regency
ING Limited Maturity Bond Portfolio - Service Class	Portfolio - Initial Class**
ING Liquid Assets Portfolio - Institutional Class	ING Oppenheimer Global Portfolio - Initial Class*
ING Lord Abbett Affiliated	ING Oppenheimer Strategic Income
Portfolio - Institutional Class**	Portfolio - Service Class*
ING MarketStyle Growth Portfolio - Institutional	ING PIMCO Total Return Portfolio - Initial Class*
Class**	ING T. Rowe Price Diversified Mid Cap Growth
ING Marsico Growth Portfolio - Institutional Class*	Portfolio - Initial Class*
ING Marsico International Opportunities	ING UBS U.S. Large Cap Equity
Portfolio - Institutional Class*	Portfolio - Initial Class*
ING MFS Total Return Portfolio - Institutional Class	ING Van Kampen Comstock Portfolio - Initial Class
ING MFS Utilities Portfolio - Service Class*	ING Van Kampen Equity and Income
ING Oppenheimer Main Street	Portfolio -Initial Class
Portfolio® - Institutional Class**	ING Strategic Allocation Portfolios, Inc.:
ING Pioneer Mid Cap Value	ING VP Strategic Allocation Growth
Portfolio - Institutional Class*	Portfolio - Class I*
ING Stock Index Portfolio - Institutional Class	ING VP Strategic Allocation Moderate
ING T. Rowe Price Capital Appreciation	Portfolio - Class I*
Portfolio - Institutional Class	ING Variable Portfolios, Inc.:
ING T. Rowe Price Equity Income	ING VP Index Plus LargeCap Portfolio - Class I
Portfolio - Institutional Class*	ING VP Index Plus MidCap Portfolio - Class I
ING Van Kampen Equity Growth	ING VP Index Plus SmallCap Portfolio - Class I
Portfolio - Institutional Class	ING VP Value Opportunity Portfolio - Class I*
ING Van Kampen Growth and Income	ING Variable Products Trust:
Portfolio - Service Class*	ING VP High Yield Bond Portfolio - Class I
ING Van Kampen Real Estate	ING VP International Value Portfolio - Class I
Portfolio - Institutional Class	ING VP MidCap Opportunities Portfolio - Class I
ING VP Index Plus International Equity	ING VP Real Estate Portfolio - Class S*
Portfolio - Service Class**	ING VP SmallCap Opportunities Portfolio - Class I
ING Wells Fargo Small Cap Disciplined	ING VP Intermediate Bond Portfolio:
Portfolio - Institutional Class**	ING VP Intermediate Bond Portfolio - Class I
ING Partners, Inc.:	Neuberger Berman Advisers Management Trust:
ING American Century Select Portfolio - Initial	Neuberger Berman AMT Socially Responsive
Class*	Portfolio® - Class I
ING American Century Small-Mid Cap Value
Portfolio - Initial Class*
ING Baron Small Cap Growth	* Division was added in 2005
Portfolio - Initial Class*	** Division was added in 2006
ING Columbia Small Cap Value II
Portfolio - Initial Class**
ING Fundamental Research Portfolio - Initial Class*

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Notes to Financial Statements

The names of certain Divisions and Trusts were changed during 2006. The following is a summary of current and former names for those Divisions and Trusts:

Current Name	Former Name

ING Investors Trust:	ING Investors Trust:
ING BlackRock Large Cap Growth	ING Mercury Large Cap Growth
Portfolio - Institutional Class	Portfolio - Institutional Class
ING BlackRock Large Cap Growth	ING Mercury Large Cap Growth
Portfolio - Service Class	Portfolio - Service Class
ING BlackRock Large Cap Value	ING Mercury Large Cap Value
Portfolio - Institutional Class	Portfolio - Institutional Class
ING FMRSM Large Cap Growth	ING FMRSM Earnings Growth
Portfolio - Institutional Class	Portfolio - Institutional Class
ING FMRSM Mid Cap Growth	ING MFS Mid Cap Growth
Portfolio - Institutional Class	Portfolio - Institutional Class
ING JPMorgan Small Cap Core Equity	ING JPMorgan Small Cap Equity
Portfolio - Institutional Class	Portfolio - Institutional Class
ING Partners, Inc.:	ING Partners, Inc.:
ING American Century Small-Mid Cap Value	ING American Century Small Cap Value
Portfolio - Initial Class	Portfolio - Initial Class
ING Legg Mason Partners Aggressive Growth	ING Salomon Brothers Aggressive Growth
Portfolio - Initial Class	Portfolio - Initial Class
ING Strategic Allocation Portfolios, Inc.:	ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative	ING VP Strategic Allocation Income
Portfolio - Class I	Portfolio - Class I
ING VP Strategic Allocation Moderate	ING VP Strategic Allocation Balanced
Portfolio - Class I	Portfolio - Class I

During 2006, the following Divisions were closed to contractowners:

AIM V.I. Demographic Trends Fund - Series I Shares
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class
ING BlackRock Large Cap Growth Portfolio - Service Class
ING Evergreen Health Sciences Portfolio - Service Class
ING FMRSM Diversified Mid Cap Portfolio - Service Class
ING VP Strategic Allocation Conservative Portfolio - Class I
Neuberger Berman AMT Growth Portfolio - Class I
Neuberger Berman AMT Limited Maturity Bond Portfolio® - Class I
Pioneer Small Cap Value VCT Portfolio - Class I
Premier VIT OpCap Managed Portfolio
Putnam VT Diversified Income Fund - Class IA Shares
Putnam VT Small Cap Value Fund - Class IA Shares

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Notes to Financial Statements

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on the specific identification basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of RLNY, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of RLNY.

Contractowner Reserves

Contractowner reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, RLNY will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to RLNY.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net Assets are items which relate to contractowner activity, including premiums, surrenders and withdrawals, policy loans, death benefits, and policy charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Notes to Financial Statements

transfers to (from) RLNY related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by RLNY). Any net unsettled transactions as of the reporting date are included in Due to related parties on the Statements of Assets and Liabilities.

3. Charges and Fees

Under the terms of the Policies, certain charges are allocated to the Policies to cover RLNY’s expenses in connection with the issuance and administration of the Policies. Following is a summary of these charges:

Premium Expense Charge

ReliaStar Life deducts a premium charge of 4.50% of each Premium payment as defined in the Policies.

Mortality and Expense Risk and Other Charges

Deductions include mortality and expense risk charges, a monthly cost of insurance charge, a monthly administrative charge, a monthly variable accumulation value charge, a monthly amount charge, and any charges for optional insurance benefits.

The monthly cost of insurance charge varies based on the insured’s sex, issue age, policy year, rate class, and the face amount of the contract.

For all Policies, mortality and expense risk charges result in the redemption of units rather than a deduction in the daily computation of unit values. RLNY currently deducts this charge at an annual rate of up to 0.90% of the accumulation value of the Policy in years one through ten, in accordance with the terms of the Policies. After the tenth policy year, the charge is eliminated or reduced.

The monthly administrative charge currently ranges from $8.50 to $10 per month.

The monthly amount charge and charges for optional insurance benefits vary based on a number of factors and are defined in the Policies.

Surrender and Lapse Charges

As defined in the Policies, RLNY assesses a surrender charge if the Policy lapses or is surrendered before a specified period.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Notes to Financial Statements

Transfers and Other Contract Charges

A transfer charge of $25 will be imposed on each transfer between Divisions in excess of twenty-four in any one calendar year. Charges for partial withdrawals are also imposed in accordance with the terms of the Policies.

4. Related Party Transactions

During the year ended December 31, 2006, management fees were paid to ING Investments, LLC, an affiliate of the Company, in its capacity as investment manager to the ING Strategic Allocation Portfolios, Inc., ING VP Intermediate Bond Portfolio, ING Variable Portfolios, Inc. and the ING Variable Products Trust. The Fund’s advisory agreement provided for a fee at annual rates ranging from 0.35% to 1.00% of the average net assets of each respective Fund of the Trusts.

Management fees also were paid to ING Life Insurance and Annuity Company (“ILIAC”), an affiliate of the Company, in its capacity as investment manager to ING Partners, Inc. The Fund’s advisory agreement provided for a fee at annual rates ranging from 0.47% to 1.00% of the average net assets of each respective Fund of the Trust.

Management fees were also paid indirectly to Directed Services, Inc. (“DSI”), an affiliate of the Company, in its capacity as investment manager to ING Investors Trust. The Fund’s advisory agreement provided for a fee at an annual rate ranging from 0.08% to 1.25% of the average net assets of each respective Portfolio.

On November 9, 2006, the Board of Trustees of ING Partners, Inc. and ING Investors Trust approved a consolidation of the Advisory functions for all of the Portfolios. Effective December 31, 2006, DSI was reorganized into a limited liability corporation, renamed to Directed Services, LLC (“DSL”) and transferred so that it became a wholly owned subsidiary of ILIAC. The functions of DSI and ILIAC were consolidated into DSL effective December 31, 2006. DSL is a dually registered investment adviser and broker-dealer. DSI’s current advisory contracts will remain within the newly organized DSL, and ILIAC’s advisory contracts will be assumed by DSL.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Notes to Financial Statements

5.	Purchases and Sales of Investment Securities

	The aggregate cost of purchases and proceeds from sales of investments follow:

		Year ended December 31
		2006		2005

		Purchases	Sales	Purchases	Sales

		(Dollars in thousands)
	AIM Variable Insurance Funds:
	AIM V.I. Demographic Trends Fund - Series I Shares	$ 2	$ 36	$ 6	$ 11
	American Funds Insurance Series:
	American Funds Insurance Series® Growth Fund - Class 2	78	12	96	6
	American Funds Insurance Series® Growth Income
	Fund - Class 2	325	25	210	69
	American Funds Insurance Series® International Fund - Class 2	205	28	187	42
	Fidelity® Variable Insurance Products:
	Fidelity® VIP Equity-Income Portfolio - Initial Class	415	83	277	151
	Fidelity® VIP Growth Portfolio - Initial Class	32	821	93	65
	Fidelity® VIP High Income Portfolio - Initial Class	10	213	74	31
	Fidelity® Variable Insurance Products II:
	Fidelity® VIP Contrafund® Portfolio - Initial Class	590	202	440	304
	Fidelity® VIP Index 500 Portfolio - Initial Class	84	1,246	211	223
	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	124	1,000	291	225
	ING Investors Trust:
	ING AllianceBernstein Mid Cap Growth
	Portfolio - Institutional Class	18	4	20	-
	ING BlackRock Large Cap Growth Portfolio - Institutional Class	7	-	-	-
	ING BlackRock Large Cap Growth Portfolio - Service Class	3	4	1	-
	ING BlackRock Large Cap Value Portfolio - Institutional Class	27	93	460	30
	ING Evergreen Health Sciences Portfolio - Institutional Class	6	1	-	-
	ING Evergreen Health Sciences Portfolio - Service Class	2	3	1	-
	ING Evergreen Omega Portfolio - Institutional Class	171	93	1,583	38
	ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	40	2	-	-
	ING FMRSM Diversified Mid Cap Portfolio - Service Class	7	24	15	-
	ING FMRSM Large Cap Growth Portfolio - Institutional Class	1,003	296	1,763	47
	ING FMRSM Mid Cap Growth Portfolio - Institutional Class	1	3	66	20
	ING Global Resources Portfolio - Institutional Class	61	18	57	3
	ING JPMorgan Emerging Markets Equity
	Portfolio - Institutional Class	81	1	-	-

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Notes to Financial Statements

	Year ended December 31
	2006		2005

	Purchases	Sales	Purchases	Sales

	(Dollars in thousands)
ING Investors Trust (continued):
ING JPMorgan Small Cap Core Equity
Portfolio - Institutional Class	$ 260	$ 59	$ 958	$ 27
ING JPMorgan Value Opportunities Portfolio - Institutional Class	71	44	572	11
ING Julius Baer Foreign Portfolio - Institutional Class	116	4	29	-
ING Legg Mason Value Portfolio - Institutional Class	61	7	7	-
ING LifeStyle Aggressive Growth Portfolio - Institutional Class	153	5	-	-
ING LifeStyle Growth Portfolio - Institutional Class	4	-	-	-
ING LifeStyle Moderate Growth Portfolio - Institutional Class	6	1	-	-
ING Limited Maturity Bond Portfolio - Service Class	1,262	38	1	1
ING Liquid Assets Portfolio - Institutional Class	525	386	1,388	467
ING Lord Abbett Affiliated Portfolio - Institutional Class	4	-	-	-
ING MarketStyle Growth Portfolio - Institutional Class	9	6	-	-
ING Marsico Growth Portfolio - Institutional Class	11	-	-	-
ING Marsico International Opportunities
Portfolio - Institutional Class	127	33	602	18
ING MFS Total Return Portfolio - Institutional Class	9	2	13	1
ING MFS Utilities Portfolio - Service Class	24	21	27	-
ING Oppenheimer Main Street Portfolio® - Institutional Class	2	1	-	-
ING Pioneer Mid Cap Value Portfolio - Institutional Class	19	12	35	1
ING Stock Index Portfolio - Institutional Class	831	183	183	139
ING T. Rowe Price Capital Appreciation
Portfolio - Institutional Class	563	207	947	457
ING T. Rowe Price Equity Income Portfolio - Institutional Class	270	2	14	-
ING Van Kampen Equity Growth Portfolio - Institutional Class	4	9	20	6
ING Van Kampen Growth and Income Portfolio - Service Class	485	14	3	-
ING Van Kampen Real Estate Portfolio - Institutional Class	11	12	14	5
ING VP Index Plus International Equity Portfolio - Service Class	289	8	-	-
ING Wells Fargo Small Cap Disciplined
Portfolio - Institutional Class	272	17	-	-
ING Partners, Inc.:
ING American Century Select Portfolio - Initial Class	47	78	739	40
ING American Century Small-Mid Cap Value
Portfolio - Initial Class	3	-	-	-
ING Baron Small Cap Growth Portfolio - Initial Class	43	8	9	-
ING Columbia Small Cap Value II Portfolio - Initial Class	50	2	-	-
ING Fundamental Research Portfolio - Initial Class	1	1	24	-
ING JPMorgan Mid Cap Value Portfolio - Initial Class	3	1	13	-
ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class	-	1	18	-
ING Lord Abbett U.S. Government Securities
Portfolio - Initial Class	-	-	-	-
ING Neuberger Berman Partners Portfolio - Initial Class	8	-	-	-
ING Neuberger Berman Regency Portfolio - Initial Class	15	-	-	-
ING Oppenheimer Global Portfolio - Initial Class	165	77	1,140	53

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Notes to Financial Statements

	Year ended December 31
	2006		2005

	Purchases	Sales	Purchases	Sales

	(Dollars in thousands)
ING Partners, Inc. (continued):
ING Oppenheimer Strategic Income Portfolio - Service Class	$ 28	$ 1	$ 1	$ -
ING PIMCO Total Return Portfolio - Initial Class	33	107	109	-
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class	187	141	1,824	125
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	44	22	310	15
ING Van Kampen Comstock Portfolio - Initial Class	41	9	17	2
ING Van Kampen Equity and Income Portfolio - Initial Class	11	32	4	5
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	-	-	-	-
ING VP Strategic Allocation Growth Portfolio - Class I	14	14	11	2
ING VP Strategic Allocation Moderate Portfolio - Class I	1	1	14	-
ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap Portfolio - Class I	9	4	47	3
ING VP Index Plus MidCap Portfolio - Class I	122	11	81	13
ING VP Index Plus SmallCap Portfolio - Class I	112	7	81	10
ING VP Value Opportunity Portfolio - Class I	3	3	48	-
ING Variable Products Trust:
ING VP High Yield Bond Portfolio - Class I	250	10	11	8
ING VP International Value Portfolio - Class I	185	88	320	358
ING VP MidCap Opportunities Portfolio - Class I	22	332	61	165
ING VP Real Estate Portfolio - Class S	141	16	13	-
ING VP SmallCap Opportunities Portfolio - Class I	38	234	28	49
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	26	7	43	20
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Growth Portfolio® - Class I	-	10	12	4
Neuberger Berman AMT Limited Maturity Bond
Portfolio® - Class I	9	319	54	17
Neuberger Berman AMT Socially Responsive Portfolio® - Class I	19	3	19	9
Pioneer Variable Contracts Trust:
Pioneer Small Cap Value VCT Portfolio - Class I	1	12	6	1
Premier VIT:
Premier VIT OpCap Managed Portfolio	49	277	60	60
Putnam Variable Trust:
Putnam VT Diversified Income Fund - Class IA Shares	1	25	2	2
Putnam VT Small Cap Value Fund - Class IA Shares	50	257	36	15

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Notes to Financial Statements

6. Changes in Units

The net changes in units outstanding follow:

	Year ended December 31
	2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

AIM Variable Insurance Funds:
AIM V.I. Demographic Trends Fund - Series I Shares	532	6,222	(5,690)	1,998	3,089	(1,091)
American Funds Insurance Series:
American Funds Insurance Series® Growth Fund - Class 2	19,587	2,725	16,862	15,358	6,097	9,261
American Funds Insurance Series® Growth Income Fund - Class 2	5,270	1,464	3,806	7,253	967	6,286
American Funds Insurance Series® International Fund - Class 2	9,481	1,745	7,736	11,602	3,080	8,522
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	8,399	5,161	3,238	10,289	8,129	2,160
Fidelity® VIP Growth Portfolio - Initial Class	1,652	29,273	(27,621)	5,776	4,851	925
Fidelity® VIP High Income Portfolio - Initial Class	12,908	24,795	(11,887)	3,889	2,959	930
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	11,521	8,900	2,621	16,057	12,164	3,893
Fidelity® VIP Index 500 Portfolio - Initial Class	9,283	44,881	(35,598)	10,703	12,542	(1,839)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	13,062	59,808	(46,746)	13,177	15,083	(1,906)
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Institutional Class	1,131	344	787	1,546	3	1,543
ING BlackRock Large Cap Growth Portfolio - Institutional Class	577	58	519	-	-	-
ING BlackRock Large Cap Growth Portfolio - Service Class	-	77	(77)	78	1	77
ING BlackRock Large Cap Value Portfolio - Institutional Class	1,514	7,837	(6,313)	41,030	3,311	37,719
ING Evergreen Health Sciences Portfolio - Institutional Class	442	63	379	79	1	78
ING Evergreen Health Sciences Portfolio - Service Class	-	78	(78)	79	1	78
ING Evergreen Omega Portfolio - Institutional Class	25,695	19,029	6,666	144,155	5,938	138,217
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	3,841	322	3,519	-	-	-
ING FMRSM Diversified Mid Cap Portfolio - Service Class	683	2,128	(1,445)	2,893	1,448	1,445
ING FMRSM Large Cap Growth Portfolio - Institutional Class	111,688	47,414	64,274	173,753	8,368	165,385
ING FMRSM Mid Cap Growth Portfolio - Institutional Class	323	594	(271)	8,358	-	8,358
ING Global Resources Portfolio - Institutional Class	2,320	1,089	1,231	2,715	209	2,506

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Notes to Financial Statements

	Year ended December 31
	2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Investors Trust (continued):
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	7,740	139	7,601	-	-	-
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	22,172	10,133	12,039	78,765	4,167	74,598
ING JPMorgan Value Opportunities Portfolio - Institutional Class	8,772	7,451	1,321	55,580	2,149	53,431
ING Julius Baer Foreign Portfolio - Institutional Class	7,848	372	7,476	2,443	24	2,419
ING Legg Mason Value Portfolio - Institutional Class	5,281	633	4,648	580	14	566
ING LifeStyle Aggressive Growth Portfolio - Institutional Class	12,051	543	11,508	-	-	-
ING LifeStyle Growth Portfolio - Institutional Class	485	236	249	-	-	-
ING LifeStyle Moderate Growth Portfolio - Institutional Class	654	233	421	-	-	-
ING Limited Maturity Bond Portfolio - Service Class	135,851	23,627	112,224	93	148	(55)
ING Liquid Assets Portfolio - Institutional Class	49,149	43,715	5,434	137,094	50,400	86,694
ING Lord Abbett Affiliated Portfolio - Institutional Class	212	15	197	-	-	-
ING MarketStyle Growth Portfolio - Institutional Class	1,944	1,661	283	-	-	-
ING Marsico Growth Portfolio - Institutional Class	1,002	100	902	8	2	6
ING Marsico International Opportunities Portfolio - Institutional Class	11,757	5,191	6,566	53,253	2,315	50,938
ING MFS Total Return Portfolio - Institutional Class	599	193	406	1,024	97	927
ING MFS Utilities Portfolio - Service Class	1,810	1,707	103	2,599	73	2,526
ING Oppenheimer Main Street Portfolio® - Institutional Class	244	112	132	-	-	-
ING Pioneer Mid Cap Value Portfolio - Institutional Class	1,845	1,208	637	3,337	147	3,190
ING Stock Index Portfolio - Institutional Class	80,321	29,128	51,193	23,959	20,079	3,880
ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class	26,167	17,304	8,863	61,248	35,961	25,287
ING T. Rowe Price Equity Income Portfolio - Institutional Class	21,742	555	21,187	1,319	28	1,291
ING Van Kampen Equity Growth Portfolio - Institutional Class	247	912	(665)	2,285	1,087	1,198
ING Van Kampen Growth and Income Portfolio - Service Class	39,322	2,909	36,413	308	8	300
ING Van Kampen Real Estate Portfolio - Institutional Class	311	453	(142)	780	319	461
ING VP Index Plus International Equity Portfolio - Service Class	28,814	5,766	23,048	-	-	-
ING Wells Fargo Small Cap Disciplined Portfolio - Institutional Class	27,498	2,611	24,887	-	-	-

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Notes to Financial Statements

	Year ended December 31
	2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Partners, Inc.:						-
ING American Century Select Portfolio - Initial Class	5,045	9,273	(4,228)	76,828	6,260	70,568
ING American Century Small-Mid Cap Value Portfolio - Initial Class	291	41	250	10	3	7
ING Baron Small Cap Growth Portfolio - Initial Class	3,647	780	2,867	860	6	854
ING Columbia Small Cap Value II Portfolio - Initial Class	5,091	251	4,840	-	-	-
ING Fundamental Research Portfolio - Initial Class	65	105	(40)	2,138	9	2,129
ING JPMorgan Mid Cap Value Portfolio - Initial Class	195	66	129	737	21	716
ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class	33	55	(22)	1,536	12	1,524
ING Lord Abbett U.S. Government Securities Portfolio - Initial Class	9	-	9	-	-	-
ING Neuberger Berman Partners Portfolio - Initial Class	844	7	837	-	-	-
ING Neuberger Berman Regency Portfolio - Initial Class	1,558	27	1,531	-	-	-
ING Oppenheimer Global Portfolio - Initial Class	20,196	13,624	6,572	111,585	9,139	102,446
ING Oppenheimer Strategic Income Portfolio - Service Class	2,675	171	2,504	111	3	108
ING PIMCO Total Return Portfolio - Initial Class	3,003	9,978	(6,975)	10,819	29	10,790
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	22,971	22,486	485	178,829	17,373	161,456
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	5,926	4,242	1,684	29,388	1,985	27,403
ING Van Kampen Comstock Portfolio - Initial Class	2,814	743	2,071	1,287	185	1,102
ING Van Kampen Equity and Income Portfolio - Initial Class	792	2,502	(1,710)	328	434	(106)
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	-	3	(3)	10	7	3
ING VP Strategic Allocation Growth Portfolio - Class I	1,151	1,157	(6)	957	158	799
ING VP Strategic Allocation Moderate Portfolio - Class I	10	55	(45)	1,273	21	1,252
ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap Portfolio - Class I	810	509	301	4,088	278	3,810
ING VP Index Plus MidCap Portfolio - Class I	9,692	2,877	6,815	6,128	1,180	4,948
ING VP Index Plus SmallCap Portfolio - Class I	8,190	1,838	6,352	6,052	900	5,152
ING VP Value Opportunity Portfolio - Class I	264	381	(117)	9,660	4,852	4,808

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Notes to Financial Statements

	Year ended December 31
	2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Variable Products Trust:
ING VP High Yield Bond Portfolio - Class I	21,755	2,400	19,355	878	1,016	(138)
ING VP International Value Portfolio - Class I	4,610	4,023	587	13,770	19,785	(6,015)
ING VP MidCap Opportunities Portfolio - Class I	4,374	42,719	(38,345)	14,390	30,204	(15,814)
ING VP Real Estate Portfolio - Class S	11,649	2,747	8,902	1,131	47	1,084
ING VP SmallCap Opportunities Portfolio - Class I	1,886	7,562	(5,676)	1,636	2,434	(798)
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	2,031	718	1,313	3,619	1,962	1,657
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Growth Portfolio® - Class I	28	721	(693)	1,030	337	693
Neuberger Berman AMT Limited Maturity Bond Portfolio® - Class I	23,121	45,188	(22,067)	4,899	2,865	2,034
Neuberger Berman AMT Socially Responsive Portfolio® - Class I	1,499	484	1,015	1,623	934	689
Pioneer Variable Contracts Trust:
Pioneer Small Cap Value VCT Portfolio - Class I	834	1,571	(737)	476	111	365
Premier VIT:
Premier VIT OpCap Managed Portfolio	1,995	19,703	(17,708)	5,853	6,623	(770)
Putnam Variable Trust:
Putnam VT Diversified Income Fund - Class IA Shares	-	1,259	(1,259)	2	80	(78)
Putnam VT Small Cap Value Fund - Class IA Shares	1,474	12,643	(11,169)	1,924	1,388	536

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Notes to Financial Statements

7.	Unit Summary

	Division/Contract	Units	Unit Value	Extended Value

	American Funds Insurance Series® Growth Fund - Class 2
	Contracts in accumulation period	34,870.453	$ 18.15	$ 632,899
	American Funds Insurance Series® Growth Income Fund - Class 2
	Contracts in accumulation period	11,584.318	$ 17.02	$ 197,165
	American Funds Insurance Series® International Fund - Class 2
	Contracts in accumulation period	18,969.645	$ 23.38	$ 443,510
	Fidelity® VIP Equity-Income Portfolio - Initial Class
	Contracts in accumulation period	40,882.237	$ 39.61	$ 1,619,345
	Fidelity® VIP Contrafund® Portfolio - Initial Class
	Contracts in accumulation period	72,015.187	$ 42.77	$ 3,080,090
	Fidelity® VIP Index 500 Portfolio - Initial Class
	Contracts in accumulation period	42,319.461	$ 37.24	$ 1,575,977
	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
	Contracts in accumulation period	39,219.961	$ 21.31	$ 835,777
	ING AllianceBernstein Mid Cap Growth
	Portfolio - Institutional Class
	Contracts in accumulation period	2,330.394	$ 13.12	$ 30,575
	ING BlackRock Large Cap Growth Portfolio - Institutional Class
	Contracts in accumulation period	518.990	$ 12.55	$ 6,513
	ING BlackRock Large Cap Value Portfolio - Institutional Class
	Contracts in accumulation period	34,704.518	$ 13.60	$ 471,981
	ING Evergreen Health Sciences Portfolio - Institutional Class
	Contracts in accumulation period	379.088	$ 12.56	$ 4,761
	ING Evergreen Omega Portfolio - Institutional Class
	Contracts in accumulation period	144,883.333	$ 12.18	$ 1,764,679
	ING FMRSM Diversified Mid Cap Portfolio - Institutional Class
	Contracts in accumulation period	3,519.328	$ 9.95	$ 35,017
	ING FMRSM Large Cap Growth Portfolio - Institutional Class
	Contracts in accumulation period	229,658.531	$ 10.94	$ 2,512,464
	ING FMRSM Mid Cap Growth Portfolio - Institutional Class
	Contracts in accumulation period	8,086.489	$ 6.93	$ 56,039
	ING Global Resources Portfolio - Institutional Class
	Contracts in accumulation period	3,903.715	$ 27.36	$ 106,806
	ING JPMorgan Emerging Markets Equity
	Portfolio - Institutional Class
	Contracts in accumulation period	7,600.692	$ 11.49	$ 87,332
	ING JPMorgan Small Cap Core Equity
	Portfolio - Institutional Class
	Contracts in accumulation period	98,405.446	$ 14.70	$ 1,446,560
	ING JPMorgan Value Opportunities Portfolio - Institutional Class
	Contracts in accumulation period	54,751.922	$ 12.96	$ 709,585
	ING Julius Baer Foreign Portfolio - Institutional Class
	Contracts in accumulation period	9,894.916	$ 15.40	$ 152,382
	ING Legg Mason Value Portfolio - Institutional Class
	Contracts in accumulation period	5,214.138	$ 12.94	$ 67,471
	ING LifeStyle Aggressive Growth Portfolio - Institutional Class
	Contracts in accumulation period	11,508.352	$ 14.47	$ 166,526

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING LifeStyle Growth Portfolio - Institutional Class
Contracts in accumulation period	248.693	$ 13.82	$ 3,437
ING LifeStyle Moderate Growth Portfolio - Institutional Class
Contracts in accumulation period	420.986	$ 13.17	$ 5,544
ING Limited Maturity Bond Portfolio - Service Class
Contracts in accumulation period	113,211.050	$ 10.84	$ 1,227,208
ING Liquid Assets Portfolio - Institutional Class
Contracts in accumulation period	160,455.389	$ 10.91	$ 1,750,568
ING Lord Abbett Affiliated Portfolio - Institutional Class
Contracts in accumulation period	197.163	$ 17.45	$ 3,440
ING MarketStyle Growth Portfolio - Institutional Class
Contracts in accumulation period	282.706	$ 11.37	$ 3,214
ING Marsico Growth Portfolio - Institutional Class
Contracts in accumulation period	907.445	$ 12.22	$ 11,089
ING Marsico International Opportunities
Portfolio - Institutional Class
Contracts in accumulation period	57,503.673	$ 15.60	$ 897,057
ING MFS Total Return Portfolio - Institutional Class
Contracts in accumulation period	1,590.077	$ 14.71	$ 23,390
ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period	2,629.212	$ 15.05	$ 39,570
ING Oppenheimer Main Street Portfolio® - Institutional Class
Contracts in accumulation period	132.490	$ 12.89	$ 1,708
ING Pioneer Mid Cap Value Portfolio - Institutional Class
Contracts in accumulation period	3,826.963	$ 12.42	$ 47,531
ING Stock Index Portfolio - Institutional Class
Contracts in accumulation period	132,369.167	$ 13.35	$ 1,767,128
ING T. Rowe Price Capital Appreciation
Portfolio - Institutional Class
Contracts in accumulation period	158,497.397	$ 18.62	$ 2,951,222
ING T. Rowe Price Equity Income Portfolio - Institutional Class
Contracts in accumulation period	22,477.830	$ 12.89	$ 289,739
ING Van Kampen Equity Growth Portfolio - Institutional Class
Contracts in accumulation period	7,017.697	$ 12.93	$ 90,739
ING Van Kampen Growth and Income Portfolio - Service Class
Contracts in accumulation period	36,713.237	$ 13.07	$ 479,842
ING Van Kampen Real Estate Portfolio - Institutional Class
Contracts in accumulation period	1,523.693	$ 28.97	$ 44,141
ING VP Index Plus International Equity Portfolio - Service Class
Contracts in accumulation period	23,047.643	$ 12.98	$ 299,158
ING Wells Fargo Small Cap Disciplined
Portfolio - Institutional Class
Contracts in accumulation period	24,887.338	$ 10.56	$ 262,810
ING American Century Select Portfolio - Initial Class
Contracts in accumulation period	66,340.225	$ 10.64	$ 705,860
ING American Century Small-Mid Cap Value
Portfolio - Initial Class
Contracts in accumulation period	256.313	$ 13.28	$ 3,404

Division/Contract	Units	Unit Value	Extended Value

ING Baron Small Cap Growth Portfolio - Initial Class
Contracts in accumulation period	3,721.031	$ 12.88	$ 47,927
ING Columbia Small Cap Value II Portfolio - Initial Class
Contracts in accumulation period	4,840.391	$ 10.17	$ 49,227
ING Fundamental Research Portfolio - Initial Class
Contracts in accumulation period	2,089.351	$ 12.55	$ 26,221
ING JPMorgan Mid Cap Value Portfolio - Initial Class
Contracts in accumulation period	853.878	$ 19.20	$ 16,394
ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class
Contracts in accumulation period	1,501.742	$ 13.28	$ 19,943
ING Lord Abbett U.S. Government Securities
Portfolio - Initial Class
Contracts in accumulation period	8.700	$ 10.53	$ 92
ING Neuberger Berman Partners Portfolio - Initial Class
Contracts in accumulation period	837.454	$ 10.43	$ 8,735
ING Neuberger Berman Regency Portfolio - Initial Class
Contracts in accumulation period	1,531.479	$ 10.19	$ 15,606
ING Oppenheimer Global Portfolio - Initial Class
Contracts in accumulation period	109,018.393	$ 14.27	$ 1,555,692
ING Oppenheimer Strategic Income Portfolio - Service Class
Contracts in accumulation period	2,612.703	$ 11.03	$ 28,818
ING PIMCO Total Return Portfolio - Initial Class
Contracts in accumulation period	3,815.614	$ 10.61	$ 40,484
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
Contracts in accumulation period	161,940.634	$ 12.88	$ 2,085,795
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
Contracts in accumulation period	29,086.520	$ 12.99	$ 377,834
ING Van Kampen Comstock Portfolio - Initial Class
Contracts in accumulation period	4,473.540	$ 15.38	$ 68,803
ING Van Kampen Equity and Income Portfolio - Initial Class
Contracts in accumulation period	262.137	$ 13.98	$ 3,665
ING VP Strategic Allocation Growth Portfolio - Class I
Contracts in accumulation period	793.621	$ 13.22	$ 10,492
ING VP Strategic Allocation Moderate Portfolio - Class I
Contracts in accumulation period	1,207.213	$ 12.53	$ 15,126
ING VP Index Plus LargeCap Portfolio - Class I
Contracts in accumulation period	5,118.783	$ 13.89	$ 71,100
ING VP Index Plus MidCap Portfolio - Class I
Contracts in accumulation period	13,540.993	$ 15.34	$ 207,719
ING VP Index Plus SmallCap Portfolio - Class I
Contracts in accumulation period	12,889.762	$ 16.06	$ 207,010
ING VP Value Opportunity Portfolio - Class I
Contracts in accumulation period	4,690.258	$ 11.53	$ 54,079
ING VP High Yield Bond Portfolio - Class I
Contracts in accumulation period	25,941.609	$ 12.57	$ 326,086

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Notes to Financial Statements

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP International Value Portfolio - Class I
Contracts in accumulation period	38,349.367	$ 29.64	$ 1,136,675
ING VP MidCap Opportunities Portfolio - Class I
Contracts in accumulation period	67,212.939	$ 8.17	$ 549,130
ING VP Real Estate Portfolio - Class S
Contracts in accumulation period	9,985.877	$ 15.83	$ 158,076
ING VP SmallCap Opportunities Portfolio - Class I
Contracts in accumulation period	11,937.324	$ 34.34	$ 409,928
ING VP Intermediate Bond Portfolio - Class I
Contracts in accumulation period	5,501.668	$ 12.86	$ 70,751
Neuberger Berman AMT Socially Responsive Portfolio® - Class I
Contracts in accumulation period	4,673.338	$ 16.09	$ 75,194

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Notes to Financial Statements

8. Financial Highlights

A summary of unit values, units outstanding and net assets for variable life Policies, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2006, 2005, 2004, 2003 and 2002, follows:

		Unit		Investment
	Units	Fair	Net Assets	Income	Expense	Total
Division	(000's)	Value	(000's)	RatioA	RatioB	ReturnC

American Funds Insurance Series® Growth Fund - Class 2
2006	35	$18.15	$ 633	0.94%	0.00%	10.20%
2005	18	$16.47	297	1.76%	0.00%	16.23%
2004	9	$14.17	124	-	0.00%	12.46%
2003	2	$12.60	28	(b)	0.00%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
American Funds Insurance Series® Growth Income Fund - Class 2
2006	12	$17.02	197	1.71%	0.00%	15.23%
2005	8	$14.77	115	0.77%	0.00%	5.80%
2004	1	$13.96	21	-	0.00%	10.36%
2003	-	$12.65	-	(b)	0.00%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
American Funds Insurance Series® International Fund - Class 2
2006	19	$23.38	444	1.94%	0.00%	18.98%
2005	11	$19.65	221	2.09%	0.00%	21.52%
2004	3	$16.17	44	-	0.00%	19.34%
2003	-	$13.55	-	(b)	0.00%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
Fidelity® VIP Equity-Income Portfolio - Initial Class
2006	41	$39.61	1,619	3.28%	0.00%	20.21%
2005	38	$32.95	1,240	1.53%	0.00%	5.85%
2004	35	$31.13	1,105	1.52%	0.00%	11.54%
2003	31	$27.91	875	1.71%	0.00%	30.36%
2002	30	$21.41	646	1.48%	0.00%	-16.95%

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

		Unit		Investment
	Units	Fair	Net Assets	Income	Expense	Total
Division	(000's)	Value	(000's)	RatioA	RatioB	ReturnC

Fidelity® VIP Contrafund® Portfolio - Initial Class
2006	72	$42.77	$ 3,080	1.30%	0.00%	11.73%
2005	69	$38.28	2,656	0.28%	0.00%	16.92%
2004	66	$32.74	2,144	0.32%	0.00%	15.49%
2003	57	$28.35	1,613	0.43%	0.00%	28.45%
2002	53	$22.07	1,160	0.60%	0.00%	-9.35%
Fidelity® VIP Index 500 Portfolio - Initial Class
2006	42	$37.24	1,576	2.15%	0.00%	15.72%
2005	78	$32.18	2,507	1.69%	0.00%	4.82%
2004	80	$30.70	2,448	1.41%	0.00%	10.63%
2003	101	$27.75	2,807	1.24%	0.00%	28.41%
2002	79	$21.61	1,699	1.30%	0.00%	-22.25%
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
2006	39	$21.31	836	5.35%	0.00%	4.36%
2005	86	$20.42	1,755	3.65%	0.00%	2.20%
2004	88	$19.98	1,756	4.05%	0.00%	4.44%
2003	81	$19.13	1,556	2.58%	0.00%	5.17%
2002	42	$18.19	771	3.82%	0.00%	10.34%
ING AllianceBernstein Mid Cap Growth Portfolio - Institutional Class
2006	2	$13.12	31	-	0.00%	1.94%
2005	2	$12.87	20	(d)	0.00%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING BlackRock Large Cap Growth Portfolio - Institutional Class
2006	1	$12.55	7	(e)	0.00%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Notes to Financial Statements

		Unit		Investment
	Units	Fair	Net Assets	Income	Expense	Total
Division	(000's)	Value	(000's)	RatioA	RatioB	ReturnC

ING BlackRock Large Cap Value Portfolio - Institutional Class
2006	35	$13.60	$ 472	0.82%	0.00%	16.64%
2005	41	$11.66	478	-	0.00%	5.62%
2004	3	$11.04	36	(d)	0.00%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Evergreen Health Sciences Portfolio - Institutional Class
2006	-	$12.56	5	(e)	0.00%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Evergreen Omega Portfolio - Institutional Class
2006	145	$12.18	1,765	-	0.00%	5.91%
2005	138	$11.50	1,589	(d)	0.00%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class
2006	4	$9.95	35	(e)	0.00%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING FMRSM Large Cap Growth Portfolio - Institutional Class
2006	230	$10.94	2,512	-	0.00%	2.82%
2005	165	$10.64	1,760	(d)	0.00%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

		Unit		Investment
	Units	Fair	Net Assets	Income	Expense	Total
Division	(000's)	Value	(000's)	RatioA	RatioB	ReturnC

ING FMRSM Mid Cap Growth Portfolio - Institutional Class
2006	8	$6.93	$ 56	-	0.00%	4.68%
2005	8	$6.62	55	(d)	0.00%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Global Resources Portfolio - Institutional Class
2006	4	$27.36	107	0.37%	0.00%	21.71%
2005	3	$22.48	60	0.00%	0.00%	38.08%
2004	-	$16.28	3	(c)	0.00%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class
2006	8	$11.49	87	(e)	0.00%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class
2006	98	$14.70	1,447	0.06%	0.00%	16.95%
2005	86	$12.57	1,086	-	0.00%	3.97%
2004	12	$12.09	142	(c)	0.00%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING JPMorgan Value Opportunities Portfolio - Institutional Class
2006	55	$12.96	710	0.72%	0.00%	20.45%
2005	53	$10.76	575	(d)	0.00%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Notes to Financial Statements

		Unit		Investment
	Units	Fair	Net Assets	Income	Expense	Total
Division	(000's)	Value	(000's)	RatioA	RatioB	ReturnC

ING Julius Baer Foreign Portfolio - Institutional Class
2006	10	$15.40	$ 152	-	0.00%	29.63%
2005	2	$11.88	29	(d)	0.00%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Legg Mason Value Portfolio - Institutional Class
2006	5	$12.94	67	-	0.00%	6.77%
2005	1	$12.12	7	(d)	0.00%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING LifeStyle Aggressive Growth Portfolio - Institutional Class
2006	12	$14.47	167	(e)	0.00%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING LifeStyle Growth Portfolio - Institutional Class
2006	-	$13.82	3	(e)	0.00%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING LifeStyle Moderate Growth Portfolio - Institutional Class
2006	-	$13.17	6	(e)	0.00%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Notes to Financial Statements

		Unit		Investment
	Units	Fair	Net Assets	Income	Expense	Total
Division	(000's)	Value	(000's)	RatioA	RatioB	ReturnC

ING Limited Maturity Bond Portfolio - Service Class
2006	113	$10.84	$ 1,227	6.87%	0.00%	3.83%
2005	1	$10.44	10	4.99%	0.00%	1.66%
2004	1	$10.27	11	16.67%	0.00%	1.38%
2003	-	$10.13	1	(b)	0.00%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING Liquid Assets Portfolio - Institutional Class
2006	160	$10.91	1,751	4.91%	0.00%	5.00%
2005	155	$10.39	1,611	2.51%	0.00%	2.97%
2004	68	$10.09	689	(c)	0.00%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING Lord Abbett Affiliated Portfolio - Institutional Class
2006	-	$17.45	3	(e)	0.00%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING MarketStyle Growth Portfolio - Institutional Class
2006	-	$11.37	3	(e)	0.00%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Marsico Growth Portfolio - Institutional Class
2006	1	$12.22	11	-	0.00%	5.25%
2005	-	$11.61	-	(d)	0.00%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

		Unit		Investment
	Units	Fair	Net Assets	Income	Expense	Total
Division	(000's)	Value	(000's)	RatioA	RatioB	ReturnC

ING Marsico International Opportunities Portfolio - Institutional Class
2006	58	$15.60	$ 897	0.07%	0.00%	24.20%
2005	51	$12.56	640	(d)	0.00%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING MFS Total Return Portfolio - Institutional Class
2006	2	$14.71	23	2.65%	0.00%	12.20%
2005	1	$13.11	16	1.03%	0.00%	3.15%
2004	-	$12.71	3	-	0.00%	11.49%
2003	-	$11.40	-	(b)	0.00%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING MFS Utilities Portfolio - Service Class
2006	3	$15.05	40	0.05%	0.00%	30.87%
2005	3	$11.50	29	(d)	0.00%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Oppenheimer Main Street Portfolio® - Institutional Class
2006	-	$12.89	2	(e)	0.00%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Pioneer Mid Cap Value Portfolio - Institutional Class
2006	4	$12.42	48	0.26%	0.00%	12.70%
2005	3	$11.02	35	(d)	0.00%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Notes to Financial Statements

		Unit		Investment
	Units	Fair	Net Assets	Income	Expense	Total
Division	(000's)	Value	(000's)	RatioA	RatioB	ReturnC

ING Stock Index Portfolio - Institutional Class
2006	132	$13.35	$ 1,767	1.62%	0.00%	15.48%
2005	81	$11.56	938	-	0.00%	4.62%
2004	77	$11.05	854	(c)	0.00%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class
2006	158	$18.62	2,951	1.48%	0.00%	14.94%
2005	150	$16.20	2,424	1.52%	0.00%	8.00%
2004	124	$15.00	1,865	1.39%	0.00%	16.82%
2003	80	$12.84	1,023	0.71%	0.00%	22.99%
2002	38	$10.24	392	6.00%	0.00%	0.48%
ING T. Rowe Price Equity Income Portfolio - Institutional Class
2006	22	$12.89	290	0.52%	0.00%	19.35%
2005	1	$10.80	14	(d)	0.00%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Van Kampen Equity Growth Portfolio - Institutional Class
2006	7	$12.93	91	-	0.00%	4.36%
2005	8	$12.39	95	0.48%	0.00%	15.47%
2004	6	$10.73	70	(c)	0.00%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING Van Kampen Growth and Income Portfolio - Service Class
2006	37	$13.07	480	1.35%	0.00%	15.97%
2005	-	$11.27	3	(d)	0.00%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Notes to Financial Statements

		Unit		Investment
	Units	Fair	Net Assets	Income	Expense	Total
Division	(000's)	Value	(000's)	RatioA	RatioB	ReturnC

ING Van Kampen Real Estate Portfolio - Institutional Class
2006	2	$28.97	$ 44	1.61%	0.00%	37.95%
2005	2	$21.00	35	1.16%	0.00%	17.12%
2004	1	$17.93	22	-	0.00%	38.14%
2003	-	$12.98	1	(b)	0.00%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING VP Index Plus International Equity Portfolio - Service Class
2006	23	$12.98	299	(e)	0.00%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Wells Fargo Small Cap Disciplined Portfolio - Institutional Class
2006	25	$10.56	263	(e)	0.00%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING American Century Select Portfolio - Initial Class
2006	66	$10.64	706	1.29%	0.00%	-1.57%
2005	71	$10.81	763	(d)	0.00%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING American Century Small-Mid Cap Value Portfolio - Initial Class
2006	-	$13.28	3	0.05%	0.00%	15.78%
2005	-	$11.47	-	(d)	0.00%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Notes to Financial Statements

		Unit		Investment
	Units	Fair	Net Assets	Income	Expense	Total
Division	(000's)	Value	(000's)	RatioA	RatioB	ReturnC

ING Baron Small Cap Growth Portfolio - Initial Class
2006	4	$12.88	$ 48	-	0.00%	15.52%
2005	1	$11.15	10	(d)	0.00%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Columbia Small Cap Value II Portfolio - Initial Class
2006	5	$10.17	49	(e)	0.00%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Fundamental Research Portfolio - Initial Class
2006	2	$12.55	26	0.30%	0.00%	12.56%
2005	2	$11.15	24	(d)	0.00%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING JPMorgan Mid Cap Value Portfolio - Initial Class
2006	1	$19.20	16	0.01%	0.00%	16.86%
2005	1	$16.43	12	1.00%	0.00%	8.74%
2004	-	$15.11	-	(c)	0.00%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class
2006	2	$13.28	20	-	0.00%	10.21%
2005	2	$12.05	18	(d)	0.00%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Notes to Financial Statements

		Unit		Investment
	Units	Fair	Net Assets	Income	Expense	Total
Division	(000's)	Value	(000's)	RatioA	RatioB	ReturnC

ING Lord Abbett U.S. Government Securities Portfolio - Initial Class
2006	-	$10.53	$ -	(e)	0.00%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Neuberger Berman Partners Portfolio - Initial Class
2006	1	$10.43	9	(e)	0.00%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Neuberger Berman Regency Portfolio - Initial Class
2006	2	$10.19	16	(e)	0.00%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Oppenheimer Global Portfolio - Initial Class
2006	109	$14.27	1,556	0.07%	0.00%	18.03%
2005	102	$12.09	1,239	(d)	0.00%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Oppenheimer Strategic Income Portfolio - Service Class
2006	3	$11.03	29	0.21%	0.00%	8.24%
2005	-	$10.19	1	(d)	0.00%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Notes to Financial Statements

		Unit		Investment
	Units	Fair	Net Assets	Income	Expense	Total
Division	(000's)	Value	(000's)	RatioA	RatioB	ReturnC

ING PIMCO Total Return Portfolio - Initial Class
2006	4	$10.61	$ 40	2.88%	0.00%	4.22%
2005	11	$10.18	110	(d)	0.00%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2006	162	$12.88	2,086	-	0.00%	9.15%
2005	161	$11.80	1,905	(d)	0.00%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
2006	29	$12.99	378	0.81%	0.00%	14.45%
2005	27	$11.35	311	(d)	0.00%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Van Kampen Comstock Portfolio - Initial Class
2006	4	$15.38	69	0.78%	0.00%	16.25%
2005	2	$13.23	32	0.57%	0.00%	3.68%
2004	1	$12.76	17	-	0.00%	16.96%
2003	1	$10.91	12	-	0.00%	29.88%
2002	-	$8.40	1	(a)	0.00%	(a)
ING Van Kampen Equity and Income Portfolio - Initial Class
2006	-	$13.98	4	1.81%	0.00%	12.65%
2005	2	$12.41	24	0.07%	0.00%	8.01%
2004	2	$11.49	24	-	0.00%	10.91%
2003	2	$10.36	19	-	0.00%	27.43%
2002	-	$8.13	3	(a)	0.00%	(a)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Notes to Financial Statements

		Unit		Investment
	Units	Fair	Net Assets	Income	Expense	Total
Division	(000's)	Value	(000's)	RatioA	RatioB	ReturnC

ING VP Strategic Allocation Growth Portfolio - Class I
2006	1	$13.22	$ 10	0.21%	0.00%	13.18%
2005	1	$11.68	9	(d)	0.00%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING VP Strategic Allocation Moderate Portfolio - Class I
2006	1	$12.53	15	1.81%	0.00%	11.18%
2005	1	$11.27	14	(d)	0.00%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING VP Index Plus LargeCap Portfolio - Class I
2006	5	$13.89	71	1.00%	0.00%	14.60%
2005	5	$12.12	58	0.99%	0.00%	5.39%
2004	1	$11.50	12	-	0.00%	10.58%
2003	1	$10.40	10	-	0.00%	26.06%
2002	-	$8.25	1	(a)	0.00%	(a)
ING VP Index Plus MidCap Portfolio - Class I
2006	14	$15.34	208	0.37%	0.00%	9.42%
2005	7	$14.02	94	0.34%	0.00%	11.18%
2004	2	$12.61	22	-	0.00%	16.54%
2003	1	$10.82	10	(b)	0.00%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING VP Index Plus SmallCap Portfolio - Class I
2006	13	$16.06	207	0.26%	0.00%	13.82%
2005	7	$14.11	92	0.22%	0.00%	7.63%
2004	1	$13.11	18	-	0.00%	22.07%
2003	1	$10.74	9	(b)	0.00%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Notes to Financial Statements

		Unit		Investment
	Units	Fair	Net Assets	Income	Expense	Total
Division	(000's)	Value	(000's)	RatioA	RatioB	ReturnC

ING VP Value Opportunity Portfolio - Class I
2006	5	$11.53	$ 54	1.41%	0.00%	16.00%
2005	5	$9.94	48	(d)	0.00%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING VP High Yield Bond Portfolio - Class I
2006	26	$12.57	326	8.13%	0.00%	9.78%
2005	7	$11.45	75	6.24%	0.00%	1.42%
2004	7	$11.29	76	6.54%	0.00%	7.93%
2003	7	$10.46	77	6.99%	0.00%	17.40%
2002	7	$8.91	66	11.27%	0.00%	-1.14%
ING VP International Value Portfolio - Class I
2006	38	$29.64	1,137	2.51%	0.00%	29.43%
2005	38	$22.90	865	2.49%	0.00%	9.41%
2004	44	$20.93	916	1.21%	0.00%	17.45%
2003	32	$17.82	576	1.21%	0.00%	29.88%
2002	18	$13.72	252	0.96%	0.00%	-15.37%
ING VP MidCap Opportunities Portfolio - Class I
2006	67	$8.17	549	-	0.00%	7.78%
2005	106	$7.58	800	-	0.00%	10.33%
2004	121	$6.87	834	-	0.00%	11.53%
2003	8	$6.16	51	-	0.00%	36.59%
2002	5	$4.51	21	-	0.00%	-25.86%
ING VP Real Estate Portfolio - Class S
2006	10	$15.83	158	2.16%	0.00%	35.88%
2005	1	$11.65	13	(d)	0.00%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Notes to Financial Statements

		Unit		Investment
	Units	Fair	Net Assets	Income	Expense	Total
Division	(000's)	Value	(000's)	RatioA	RatioB	ReturnC

ING VP SmallCap Opportunities Portfolio - Class I
2006	12	$34.34	$ 410	-	0.00%	12.55%
2005	18	$30.51	537	-	0.00%	9.12%
2004	18	$27.96	515	-	0.00%	10.17%
2003	18	$25.38	453	-	0.00%	38.54%
2002	18	$18.32	334	-	0.00%	-43.59%
ING VP Intermediate Bond Portfolio - Class I
2006	6	$12.86	71	4.59%	0.00%	4.05%
2005	4	$12.36	52	4.75%	0.00%	3.17%
2004	3	$11.98	30	4.35%	0.00%	4.81%
2003	1	$11.43	16	-	0.00%	6.33%
2002	1	$10.75	13	(a)	0.00%	(a)
Neuberger Berman AMT Socially Responsive Portfolio® - Class I
2006	5	$16.09	75	0.16%	0.00%	13.71%
2005	4	$14.15	52	-	0.00%	6.87%
2004	3	$13.24	39	-	0.00%	13.26%
2003	2	$11.69	26	-	0.00%	34.37%
2002	2	$8.70	17	-	0.00%	-14.75%

(a)	As investment Division was not available until 2002, this data is not meaningful and is therefore not presented.

(b)	As investment Division was not available until 2003, this data is not meaningful and is therefore not presented.

(c)	As investment Division was not available until 2004, this data is not meaningful and is therefore not presented.

(d)	As investment Division was not available until 2005, this data is not meaningful and is therefore not presented.

(e)	As investment Division was not available until 2006, this data is not meaningful and is therefore not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, as defined in Note 3. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

FINANCIAL STATEMENTS — STATUTORY BASIS ReliaStar Life Insurance Company of New York Years ended December 31, 2006 and 2005 with Report of Independent Registered Public Accounting Firm

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Financial Statements Statutory Basis Years ended December 31, 2006 and 2005

Report of Independent Registered Public Accounting Firm

Board of Directors and Stockholder ReliaStar Life Insurance Company of New York

We have audited the accompanying statutory basis balance sheets of ReliaStar Life Insurance Company of New York (the “Company,” an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc.), as of December 31, 2006 and 2005, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the New York State Insurance Department (“New York Insurance Department”), which practices differ from United States generally accepted accounting principles. The variances between such practices and United States generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with United States generally accepted accounting principles, the financial position of ReliaStar Life Insurance Company of New York at December 31, 2006 and 2005, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ReliaStar Life Insurance Company of New York at December 31, 2006 and 2005, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the New York Insurance Department.

/s/ Ernst & Young LLP

Atlanta, Georgia March 30, 2007

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Balance Sheets - Statutory Basis

	Deccember 31
	2006	2005

	(In Thousands)
Admitted assets
Cash and invested assets:
Bonds	$ 1,704,470	$ 1,726,321
Preferred stocks	4,955	2,000
Common stocks	641	522
Mortgage loans	158,174	192,068
Contract loans	97,662	93,442
Other invested assets	29,749	24,892
Cash and short-term investments	64,965	45,980

Total cash and invested assets	2,060,616	2,085,225

Deferred and uncollected premiums, less loading
(2006-$4,442; 2005-$3,087)	20,681	(5,126)
Accrued investment income	17,864	18,171
Reinsurance balances recoverable	5,559	31,995
Indebtedness from related parties	1,419	508
Federal income tax recoverable	2,626	-
Net deferred tax asset	14,125	12,670
Separate account assets	876,248	661,578
Other assets	188	383

Total admitted assets	$ 2,999,326	$ 2,805,404

The accompanying notes are an integral part of these financial statements.

3

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Balance Sheets - Statutory Basis

	December 31
	2006	2005

	(In Thousands,
	except share amounts)
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$ 1,600,504	$ 1,573,626
Accident and health reserves	30,435	17,301
Deposit type contracts	75,164	72,708
Policyholders’ funds	1,614	1,711
Dividends payable	755	761
Policy and contract claims	36,289	33,210

Total policy and contract liabilities	1,744,761	1,699,317

Interest maintenance reserve	4,787	11,511
Accounts payable and accrued expenses	8,324	9,602
Reinsurance balances	1,945	9,430
Indebtedness to related parties	10,315	10,235
Contingency reserve	7,624	13,150
Asset valuation reserve	14,807	14,352
Borrowed money	71,061	97,727
Net transfers to Separate Accounts	(27,189)	(18,246)
Other liabilities	11,048	19,352
Separate account liabilities	873,631	659,078

Total liabilities	2,721,114	2,525,508

Capital and surplus:
Common stock: $2.00 par value; authorized, issued and outstanding
1,377,863 shares	2,756	2,756
Paid-in and contributed surplus	138,881	138,881
Unassigned surplus	136,575	138,259

Total capital and surplus	278,212	279,896

Total liabilities and capital and surplus	$ 2,999,326	$ 2,805,404

The accompanying notes are an integral part of these financial statements.

4

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Statements of Operations - Statutory Basis

	Year ended December 31
	2006	2005

	(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$ 423,674	$ 360,173
Considerations for supplementary contracts with life contingencies	335	150
Net investment income	112,195	113,725
Amortization of interest maintenance reserve	1,590	2,330
Commissions, expense allowances and reserve adjustments on
reinsurance ceded	5,496	7,210
Other revenues	15,664	12,642

Total premiums and other revenues	558,954	496,230

Benefits paid or provided:
Death benefits	83,354	81,175
Annuity benefits	18,644	19,682
Surrender benefits and withdrawals	161,361	154,661
Interest on policy or contract funds	2,812	2,362
Accident and health benefits	11,854	18,114
Other benefits	1,123	1,113
Increase in life, annuity, and accident and health reserves	39,991	15,097
Net transfers to separate accounts	125,313	71,081

Total benefits paid or provided	444,452	363,285

Insurance expenses and other deductions:
Commissions	41,702	31,998
General expenses	53,402	50,102
Insurance taxes, licenses and fees	7,111	6,282
Other (recovered expenses) deductions	(6,862)	165

Total insurance expenses and other deductions	95,353	88,547

Gain from operations before policyholder dividends, federal income taxes
and net realized capital losses	19,149	44,398

Dividends to policyholders	669	655

Gain from operations before federal income taxes and net realized
capital losses	18,480	43,743

Federal income (benefit) taxes	(211)	7,714

Gain from operations before net realized capital losses	18,691	36,029
Net realized capital losses	(811)	(431)

Net income	$ 17,880	$ 35,598

The accompanying notes are an integral part of these financial statements.

5

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Statements of Changes in Capital and Surplus - Statutory Basis

	Year ended December 31
	2006	2005

	(In Thousands)
Common stock:
Balance at beginning and end of year	$ 2,756	$ 2,756

Paid-in and contributed surplus:
Balance at beginning and end of year	138,881	138,881

Unassigned surplus:
Balance at beginning of year	138,259	119,226
Net income	17,880	35,598
Change in net unrealized capital gains or losses	2,898	1,929
Change in nonadmitted assets	8,055	6,437
Change in liability for reinsurance in unauthorized companies	2,962	(981)
Change in asset valuation reserve	(455)	1,377
Change in net deferred income tax	(5,542)	(4,527)
Other changes in surplus	118	-
Dividends to stockholder	(27,600)	(20,800)

Balance at end of year	136,575	138,259

Total capital and surplus	$ 278,212	$ 279,896

The accompanying notes are an integral part of these financial statements.

6

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Statements of Cash Flows - Statutory Basis

	Year ended December 31
	2006	2005

	(In Thousands)
Operations
Premiums, policy proceeds, and other considerations received, net of reinsurance paid	$ 396,182	$ 362,193
Net investment income received	115,293	118,312
Commission and expenses paid	(93,750)	(99,494)
Benefits paid	(259,509)	(278,358)
Net transfers to separate accounts	(134,283)	(78,159)
Dividends paid to policyholders	(622)	(622)
Federal income taxes paid	(343)	(24,894)
Miscellaneous income	25,134	17,968

Net cash provided by operations	48,102	16,946

Investment activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	1,324,740	2,224,120
Stocks	-	2,227
Mortgage loans	38,393	36,968
Other invested assets	5,046	4,502
Net gains (losses) on cash and short term investments	(1,333)	18
Miscellaneous proceeds	352	4,370

Total investment proceeds	1,367,198	2,272,205

Cost of investments acquired:
Bonds	1,315,331	2,242,237
Stocks	54	61
Mortgage loans	4,100	14,599
Other invested assets	6,768	6,489
Miscellaneous applications	4,940	3,756

Total cost of investments acquired	1,331,193	2,267,142

Net increase in contract loans	(4,220)	(2,505)

Net cash provided by investment activities	31,785	2,558

Financing and miscellaneous activities
Other cash provided (applied):
Borrowed money	(26,663)	(4,933)
Net deposits (withdrawals) on deposit-type contracts	2,170	(2,271)
Dividends paid to stockholder	(27,600)	(20,800)
Other cash provided (applied)	(8,809)	22,123

Net cash used in financing and miscellaneous activities	(60,902)	(5,881)

Net increase in cash and short-term investments	18,985	13,623
Cash and short-term investments:
Beginning of year	45,980	32,357

End of year	$ 64,965	$ 45,980

The accompanying notes are an integral part of these financial statements.

7

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

1. Nature of Operations and Significant Accounting Policies

ReliaStar Life Insurance Company of New York (the "Company") is domiciled in New York and is a wholly owned subsidiary of ReliaStar Life Insurance Company ("ReliaStar"), a Minnesota domiciled insurance company. As of October 1, 2003, ReliaStar is a wholly owned subsidiary of Lion Connecticut Holdings Inc. ("Lion"), which in turn is a wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"). The Company's ultimate parent is ING Groep, N.V. ("ING"), a global financial services company based in The Netherlands.

The Company principally provides and distributes life insurance and related financial services products, including individual life insurance and annuities, and group life, and health products and services. The Company’s strategy is to offer a wide variety of products and services designed to address customers’ needs for financial security, especially tax-advantaged savings for retirement and protection in the event of death.

The Company is presently licensed in all 50 states and the District of Columbia.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York Insurance Department, which practices differ from accounting principles generally accepted in the United States ("GAAP"). The most significant variances from GAAP are as follows:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder's equity for those designated as available-for-sale.

The Company invests in structured securities, including mortgage backed securities/collateralized mortgage obligations, asset backed securities, collateralized debt obligations, and commercial mortgage backed securities. For these structured securities, management compares the undiscounted cash flows to the carrying value. An other than temporary impairment is considered to have occurred when the undiscounted cash flows are less than the carrying value. For GAAP, assets are re-evaluated based on the

8

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

discounted cash flows using a current market rate. Impairments are recognized when there has been an adverse change in cash flows and the fair value is less than book value. When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

Statement of Statutory Accounting Principles (“SSAP”) No. 31, Derivative Instruments applies to derivative transactions entered into prior to January 1, 2003. The Company also follows the hedge accounting guidance in SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities for derivative transactions entered into or modified on or after January 1, 2003. Under this guidance, derivatives that are deemed effective hedges are accounted for in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholder’s equity rather than to income as required for fair value hedges.

Valuation Reserves: The asset valuation reserve ("AVR") is determined by an NAIC-prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed-income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying Balance Sheets.

Realized gains and losses on investments are reported in the Statements of Operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the Statements of Operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold. Realized losses due to impairment are recorded when there has been a decline in value deemed to be other than temporary, in which case the provision for such declines is charged to income.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

9

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus. Under GAAP, such allowances are included as a component of earnings.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners' Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest-sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

10

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Gains and losses generated in certain reinsurance transactions are deferred and amortized over the remaining life of the business for GAAP purposes. For statutory accounting purposes, such amounts are recognized immediately in income, with gains reported as a separate component of surplus.

Nonadmitted Assets: Certain assets designated as "nonadmitted," principally deferred federal income tax assets, disallowed interest maintenance reserves, non-operating software, past-due agents' balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual are excluded from the accompanying Balance Sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the Balance Sheets.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies as required by GAAP.

Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits, and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are non-admitted. Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

Statements of Cash Flows: Cash and short-term investments in the Statements of Cash Flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

11

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

Reconciliation to GAAP

The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

Investments

Investments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are principally stated at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher-risk asset backed securities, which are valued using the prospective method. The Company has elected to use the book value as of January 1, 1994 as the cost for applying the retrospective method to securities purchased prior to that date where historical cash flows are not readily available.

Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value and nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the Securities Valuation Office of the NAIC (“SVO”).

Hybrid securities are generally defined as securities including both debt and equity characteristics. During 2005 and prior, hybrid securities were reported as bonds on the balance sheet. During 2006, the NAIC held discussions regarding the appropriate reporting/classification of these securities. Although discussion on the issues will continue into 2007, the short-term reporting guidance from the NAIC recommends that hybrid securities, as defined by this same NAIC guidance, be reported as preferred stock. Therefore, all hybrid securities have been reclassified as preferred stock on the Company’s balance sheet as of December 31, 2006. This resulted in a reclassification of $3.0 from bonds to preferred stock on the Company’s balance sheet as of December 31, 2006.

Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/losses are reported in unassigned surplus along with adjustment for federal income taxes.

12

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis. Management considers the length of time and the extent to which the market value has been less than cost, the financial condition and near-term prospects of the issuer, future economic conditions and market forecasts, and the Company's intent and ability to not sell the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred. The Company also considers the negative market impact of the interest rate changes, in addition to credit related items, when performing other-than-temporary impairment testing. As part of this testing, the Company determines whether or not it has the ability and intent to not sell the investments for a period of time sufficient to allow for recovery in fair value.

The Company uses derivatives such as options and futures as part of its overall interest rate and other economical risk management strategy for certain life insurance and annuity products. For those derivatives in effective hedging relationships, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on those instruments are deferred to IMR or included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with change in value recorded in surplus as unrealized gain or loss.

Derivatives that are designated in effective hedging relationships are reported in a manner that is consistent with the hedged asset or liability. All effective derivatives are reported at amortized cost with the exception of S&P Options. S&P Options are reported at fair value since they do not meet the hedge requirement of SSAP No. 86. The unrealized gains or losses from S&P Options are reported as unrealized gain or loss in surplus.

Mortgage loans are reported at amortized cost, less allowance for impairments.

Contract loans are reported at unpaid principal balances.

Reverse dollar repurchase agreements are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

The Company engages in securities lending whereby certain domestic bonds from its portfolio are loaned to other institutions for short periods of time. Collateral, primarily cash, which is in excess of the market value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company. The Company does not have access to the collateral. The Company's policy requires a minimum of 102% of the fair value of

13

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

securities loaned to be maintained as collateral. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates.

Short-term investments are reported at amortized cost, which approximates market value. Short-term investments include investments with maturities of less than one year at the date of acquisition.

Partnership interests, which are included in other invested assets, are reported at the underlying audited GAAP equity of the investee.

Realized capital gains and losses are determined using the first-in first-out method.

Cash on hand includes cash equivalents. Cash equivalents are short-term investments that are both readily convertible to cash and have an original maturity date of three months or less.

Aggregate Reserve for Life Policies and Contracts

Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 2.3% to 11.3% .

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company's practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

The methods used in valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium-paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

14

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

The amount of insurance in force for which the gross premiums were less than the net premiums, according to the standard of valuation required by the New York Insurance Department, was $8.0 billion and $7.3 billion at December 31, 2006 and 2005, respectively. The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums was $69.7 and $51.8 at December 31, 2006 and 2005, respectively. The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with Statement of Statutory Accounting Principles (“SSAP”) No. 54, Individual and Group Accident and Health Contracts.

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The tabular interest of funds not involving life contingencies is calculated as the current year reserves, plus payments, less prior year reserves, less funds added.

Reinsurance

Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contract and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

Electronic Data Processing Equipment

Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of assets is calculated on a straight-line basis over the estimated useful lives of the assets.

Participating Insurance

Participating business approximates less than 3.4% of the Company's ordinary life insurance in force and 6.5% of premium income. The amount of dividends to be paid to participating policyholders is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Dividends expense of $0.7 was incurred in 2006 and 2005.

15

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

Nonadmitted Assets

Nonadmitted assets are summarized as follows:

	December 31
	2006	2005

	(In Thousands)
Deferred federal income taxes	$ 55,691	$ 64,248
Agents’ debit balances	1,819	1,870
Deferred and uncollected premiums	1,625	918
Other	962	1,116

Total nonadmitted assets	$ 60,097	$ 68,152

Changes in nonadmitted assets are generally reported directly in unassigned surplus as an increase or decrease in nonadmitted assets.

Claims and Claims Adjustment Expenses

Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2006. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claims payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company's obligations for claims incurred but unpaid as of December 31, 2006.

Guaranteed Benefits

For the Guaranteed Minimum Death Benefits (“GMDB”), Actuarial Guideline 34 (“AG34”) is followed. All the methodology and assumptions (mortality and interest) are contained in the guideline. AG34 interprets the standards for applying CARVM to GMDBs in variable annuity contracts where GMDBs are integrated with other benefits such as surrenders and annuitizations. This guideline requires that GMDBs be projected assuming an immediate drop in the value of the assets supporting the variable annuity contract, followed by a subsequent recovery at a Net Assumed Return. The immediate drops and assumed returns used in the projections are provided in AG34 and vary by five asset classes in order to reflect the risk/return differential inherent in each class. Contract specific asset based charges are deducted to obtain the Net Assumed Returns. This Guideline interprets mortality standards to be applied to projected GMDBs in the reserve calculation. In addition, this Guideline clarifies standards for reinsurance transactions involving GMDBs with the Integrated Benefit Streams modified to reflect both the payment of future reinsurance premiums and the recovery of future reinsured death benefits.

For the Guaranteed Minimum Income Benefits (“GMIB”), Actuarial Guideline 39 (“AG39”) is followed. AG39 has two parts, the minimum of which is accrued charges to date for the inforce and the other involves an asset adequacy test which can produce

16

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

reserves in addition to the accrued charges. This asset adequacy test was performed at 85 CTE of the present value of net claim costs less the present value of fees. Present values were taken at 4.5% . The equity scenarios used were generated using one blended fund return and a simple lognormal Brownian motion process with 8.1% drift and 18.0% volatility. Projections incorporated best estimate dynamic surrender and election assumptions.

Cash Flow Information

Cash and short-term investments include cash on hand, demand deposits and short-term fixed maturity instruments with a maturity of less than one year at date of acquisition.

Separate Accounts

Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets and liabilities of these accounts are carried at fair value.

Certain other separate accounts relate to experience-rated group annuity contracts that fund defined contribution pension plans. These contracts provide guaranteed interest returns for one year only, where the guaranteed interest rate is re-established each year based on the investment experience of the separate account. In no event can the interest rate be less than zero. The assets and liabilities of these separate accounts are carried at book value.

Reserves related to the Company’s mortality risk associated with these policies are included in life and annuity reserves. These reserves include reserves for guaranteed minimum death benefits (before reinsurance) that totaled $4.1 and $5.1 at December 31, 2006 and 2005, respectively. The operations of the separate accounts are not included in the accompanying statements of operations.

2. Permitted Statutory Basis Accounting Practices

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the New York Insurance Department. The New York Insurance Department recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the New York Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of New York. The New York Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

17

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the New York Insurance Department. As of December 31, 2006 and 2005, the Company had no such permitted accounting practices.

3. Investments

The amortized cost and fair value of bonds and equity securities are as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

		(In Thousands)
At December 31, 2006:
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$ 52,774	$ 686	$ 343	$ 53,117
States, municipalities,
and political subdivisions	1,531	5	-	1,536
Foreign government (par value - $8,587)	9,269	690	51	9,908
Foreign other (par value - $189,604)	185,696	2,201	5,158	182,739
Public utilities securities	55,393	957	560	55,790
Corporate securities	650,802	10,348	10,032	651,118
Residential-backed securities	363,050	238	6,061	357,227
Commercial mortgage-backed securities	257,862	1,430	3,491	255,801
Other asset-backed securities	128,093	270	1,015	127,348

Total fixed maturities	1,704,470	16,825	26,711	1,694,584
Preferred stocks	4,955	-	67	4,888
Common stocks	351	290	-	641

Total equity securities	5,306	290	67	5,529

Total	$ 1,709,776	$ 17,115	$ 26,778	$ 1,700,113

18

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

		(In Thousands)
At December 31, 2005:
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$ 39,667	$ 184	$ 239	$ 39,612
States, municipalities,
and political subdivisions	1,611	-	9	1,602
Foreign government (par value - $8,031)	8,441	448	74	8,815
Foreign other (par value - $206,012)	206,863	3,024	5,172	204,715
Public utilities securities	71,300	2,026	690	72,636
Corporate securities	697,152	13,579	10,222	700,509
Residential-backed securities	399,679	2,134	6,832	394,981
Commercial mortgage-backed securities	266,542	1,135	3,515	264,162
Other asset-backed securities	35,376	399	478	35,297

Total fixed maturities	1,726,631	22,929	27,231	1,722,329
Preferred stocks	2,000	-	-	2,000
Common stocks	298	224	-	522

Total equity securities	2,298	224	-	2,522

Total	$ 1,728,929	$ 23,153	$ 27,231	$ 1,724,851

Reconciliation of bonds from amortized cost to carrying value is as follows:

	December 31
	2006	2005

	(In Thousands)
Amortized cost	$ 1,704,470	$ 1,726,631
Adjustments for below investment grade bonds	-	(310)

Carrying value	$ 1,704,470	$ 1,726,321

The aggregate fair values of debt securities with unrealized losses and the time period that cost exceeded fair value are as follows:

		More than 6
	Less than	months and less	More than
	6 months	than 12 months	12 months
December 31, 2006	below cost	below cost	below cost	Total

		(In Thousands)
Fair value	$ 788,369	$ 155,529 $	751,314	$ 1,695,212
Unrealized loss	4,310	1,847	20,554	26,711

19

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

		More than 6
	Less than	months and less	More than
	6 months	than 12 months	12 months
December 31, 2005	below cost	below cost	below cost	Total

	(In Thousands)
Fair value	$ 545,481	$ 261,390	$254,123	$ 1,060,994
Unrealized loss	10,768	6,613	9,850	27,231

The amortized cost and fair value of investments in bonds at December 31, 2006, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
	Cost	Value

	(In Thousands)
Maturity:
Due in 1 year or less	$ 55,697	$ 55,421
Due after 1 year through 5 years	354,588	354,120
Due after 5 years through 10 years	289,873	286,012
Due after 10 years	255,307	258,655

	955,465	954,208
Residential-backed securities	363,050	357,227
Commercial mortgage-backed securities	257,862	255,801
Other asset-backed securities	128,093	127,348

Total	$ 1,704,470	$ 1,694,584

At December 31, 2006 and 2005, investments in certificates of deposit and bonds with an admitted asset value of $5.4 and $5.9 were on deposit with state insurance departments to satisfy regulatory requirements.

At December 31, 2006 and 2005, the Company had loaned securities (which are reflected as invested assets on the balance sheets) with a market value of approximately $27.5 and $16.8, respectively.

Proceeds from the sales of investments in bonds and other fixed maturity interest securities were $0.5 billion and $1.1 billion in 2006 and 2005, respectively.

20

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

Realized capital losses are reported net of federal income taxes and amounts transferred to the IMR as follows:

	Year ended December 31
	2006	2005

	(In Thousands)
Realized capital (losses) gains	$ (8,157)	$ 3,120
Amount transferred to IMR (net of related taxes of
$(2,764) in 2006 and $1,513 in 2005)	5,133	(2,809)
Federal income tax benefit (expense)	2,213	(742)

Net realized capital losses	$ (811)	$ (431)

Major categories of net investment income are summarized as follows:

	Year ended December 31
	2006	2005

	(In Thousands)
Income:
Bonds	$ 93,961	$ 94,809
Mortgage loans	12,662	15,294
Contract loans	6,755	6,341
Other	4,975	3,184

Total investment income	118,353	119,628
Investment expenses	(6,158)	(5,903)

Net investment income	$ 112,195	$ 113,725

The Company entered into reverse dollar repurchase agreements to increase its return on investments and improve liquidity. Reverse dollar repurchases involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The reverse dollar repurchases are accounted for as short-term collateralized financing and the repurchase obligation is reported in borrowed money on the balance sheet. The repurchase obligation totaled $71.1 and $97.7 at December 31, 2006 and 2005, respectively. The securities underlying these agreements are mortgage-backed securities with a book value of $72.8 and $101.8 and fair value of $70.4 and $98.4 at December 31, 2006 and 2005, respectively. The securities have a weighted average coupon rate of 5.3% with various maturity dates ending in December 2036. The primary risk associated with short-term collateralized borrowings is that the counterparty may be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, which was not material at December 31, 2006. The Company believes that the counterparties to the reverse dollar repurchase agreements are financially responsible and that the counterparty risk is minimal.

21

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

The maximum and minimum lending rates for long-term mortgage loans during 2006 were 6.2% and 6.2% . Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

The maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 55.8% on commercial properties. As of December 31, 2006 and 2005, the Company held no mortgages with interest more than 180 days overdue. The Company did not have an allowance for credit losses, but recorded impairments of nil and $0.5 as of December 31, 2006 and 2005, respectively. No interest was past due as of December 31, 2006.

In the course of the Company’s asset management activities, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s return on its investment portfolio or to manage interest rate risk. The impact of such sales were immaterial to 2006 and 2005.

4. Derivative Financial Instruments Held for Purposes Other than Trading

The Company utilizes derivatives such as options, futures and interest rates wraps to reduce and manage risks, which include the risk of a change in the value, yield, price, cash flows, exchange rates or quantity of, or a degree of exposure with respect to, assets, liabilities, or future cash flows which the Company has acquired or incurred. Hedge accounting practices are followed in accordance with requirements set forth in SSAP No. 86 for those derivatives that are deemed highly effective.

The Company uses options and futures to hedge against increases in market indices. Derivatives that are designated as being in an effective hedging relationship are reported in a manner that is consistent with the hedged asset or liability. All effective derivatives are reported at amortized cost with the exception of S&P Options. S&P Options are reported at fair value since they do not meet the hedge requirement of SSAP No. 86. The unrealized gains or losses from S&P Options are reported as unrealized gain or loss in surplus.

Premiums paid for the purchase of derivatives’ contracts are included in other invested assets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

Amounts paid or received, if any, from such contracts are included in interest expense or income. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets. Gains or losses realized as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

22

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

Derivative contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives not designated in effective hedging relationships are recorded as unrealized gains and losses in surplus.

The Company is exposed to credit loss in the event of nonperformance by counterparties on derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains related to such contracts. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.

The table below summarizes the Company’s derivative contracts included in other invested assets at December 31, 2006 and 2005:

	Notional	Carrying	Fair
	Amount	Value	Value

(In Thousands)
December 31, 2006
Derivative contracts:
Options owned	$ 25,699	$ 952	$ 952
Futures owned	13,249	(20)	(20)

Total derivatives	$ 38,948	$ 932	$ 932

December 31, 2005
Derivative contracts:
Options owned	$ 24,323	$ 788	$ 788

Total derivatives	$ 24,323	$ 788	$ 788

5. Concentrations of Credit Risk

The Company held less than investment grade corporate bonds with an aggregate book value of $41.4 and $58.4 and an aggregate market value of $42.2 and $58.9 at December 31, 2006 and 2005, respectively. Those holdings amounted to 2.4% of the Company's investments in bonds and 1.4% of total admitted assets at December 31, 2006. The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

The Company held unrated bonds of $18.9 and $29.5, with an aggregate NAIC market value of $19.0 and $28.8 at December 31, 2006 and 2005, respectively. The carrying value of these holdings amounted to 1.1% of the Company's investment in bonds and 0.6% of the Company's total admitted assets at December 31, 2006.

23

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

At December 31, 2006, the Company’s commercial mortgages involved a concentration of properties located in California (26.1%) and Texas (14.9%) . The remaining commercial mortgages relate to properties located in 24 other states. The portfolio is well diversified, covering many different types of income-producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $7.6.

6. Annuity Reserves

At December 31, 2006 and 2005, the Company's annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:

	Amount	Percent

	(In Thousands)
December 31, 2006
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$ 11,486	1.0%
At book value less surrender charge	36,731	2.9
At fair value	794,599	63.5

Subtotal	842,816	67.4
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	362,959	29.0
Not subject to discretionary withdrawal	45,612	3.6

Total annuity reserves and deposit fund liabilities	$ 1,251,387	100.0%

December 31, 2005
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$ 12,628	1.2%
At book value less surrender charge	36,924	3.4
At fair value	592,384	55.0

Subtotal	641,936	59.6
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	387,505	36.0
Not subject to discretionary withdrawal	47,496	4.4

Total annuity reserves and deposit fund liabilities	$ 1,076,937	100.0%

Of the total net annuity reserves and deposit fund liabilities of $1.3 billion at December 31, 2006, $0.5 billion is included in the general account and $0.8 billion is included in the separate account, respectively. Of the total net annuity reserves and deposit fund liabilities of $1.1 billion at December 31, 2005, $0.5 billion is included in the general account and $0.6 billion is included in the separate account, respectively.

24

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

7. Employee Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Savings Plan and Employee Stock Ownership Plan (“ESOP”). Substantially all employees of ING North America and its subsidiaries and affiliates are eligible to participate, including the Company’s employees. The Company matching contribution charges allocated to the Company were $1.0 and $0.9 during 2006 and 2005, respectively.

8. Separate Accounts

Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefit paid or payable to the separate account policy and contract holders.

The general nature and characteristics of the separate account business follows:

	Non-Indexed	Non-
	Guarantee	Guaranteed
	Less than/	Separate
	equal to 4%	Accounts	Total

(In Thousands)
December 31, 2006
Premium, consideration or deposits for the year	$ -	$ 221,966	$ 221,966

Reserves for separate accounts with assets at:
Fair value	$ -	$ 843,845	$ 843,845
Amortized cost	3,729	-	3,729

Total reserves	$ 3,729	$ 843,845	$ 847,574

Reserves for separate accounts by
withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$ 3,729	$ -	$ 3,729
At market value	-	841,724	841,724

Subtotal	3,729	841,724	845,453
Not subject to discretionary withdrawal	-	2,121	2,121

Total separate account reserves	$ 3,729	$ 843,845	$ 847,574

25

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

	Non-Indexed	Non-
	Guarantee	Guaranteed
	Less than/	Separate
	equal to 4%	Accounts	Total

(In Thousands)
December 31, 2005
Premium, consideration or deposits for the year	$ -	$ 157,080	$ 157,080

Reserves for separate accounts with assets at:
Fair value	$ -	$ 635,943	$ 635,943
Amortized cost	5,980	-	5,980

Total reserves	$ 5,980	$ 635,943	$ 641,923

Reserves for separate accounts by
withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$ 5,980	$ -	$ 5,980
At market value	-	633,643	633,643

Subtotal	5,980	633,643	639,623
Not subject to discretionary withdrawal	-	2,300	2,300

Total separate account reserves	$ 5,980	$ 635,943	$ 641,923

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year ended December 31
	2006	2005

	(In Thousands)
Transfers as reported in the Summary of Operations
of the Separate Accounts Statement:
Transfers to separate accounts	$ 221,966	$ 157,448
Transfers from separate accounts	(96,653)	(86,534)

Net transfers from separate accounts	125,313	70,914
Reconciling adjustments:
Miscellaneous transfers	-	167

Transfers as reported in the statements of operations	$ 125,313	$ 71,081

26

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

The separate account liabilities subject to minimum guaranteed benefits, the gross amount of reserve and the reinsurance reserve credit related to minimum guarantees, by type, at December 31, 2006 and 2005 were as follows:

		Guaranteed
		Minimum
	Guaranteed	Accumulation/	Guaranteed
	Minimum Death	Withdrawal Benefit	Minimum Income
	Benefit (GMDB)	(GMAB/GMWB)	Benefit (GMIB)

		(In Thousands)
December 31, 2006
Separate Account Liability	$ 524,952	$ 85,910	$ 197,247
Gross amount of reserve	1,394	466	1,088
Reinsurance reserve credit	371	-	-

December 31, 2005
Separate Account Liability	322,515	36,437	61,302
Gross amount of reserve	1,384	90	773
Reinsurance reserve credit	286	-	-

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2006 and 2005, was $523.2 and $321.5, respectively.

9. Reinsurance

The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

Assumed premiums amounted to $7.1 and $6.4 for the years ended December 31, 2006 and 2005, respectively.

27

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	Year ended December 31
	2006	2005

	(In Thousands)
Premiums	$ 43,486	$ 52,296
Benefits paid or provided	46,703	47,487
Policy and contract liabilities at year end	163,296	146,566

The Company has been in dispute with National Travelers Life Company (“NTL”) over a cancer block of business that was subject to two Modified Coinsurance Agreements (“Agreements”) between the parties that ceded 95% of this insurance from the Company to NTL. During 2004, this dispute was filed with an independent arbitration panel (“Panel”).

During the third quarter of 2006, a settlement was reached with NTL to resolve all outstanding issues with the exception of fees and expenses and the agreements were commuted as of September 5, 2006. The Company recognized $21.2 in pretax income related to this settlement in 2006.

The amount of reinsurance commuted during 2006 included benefits received of $45.0, expense allowance adjustments of $13.0 and premiums of $36.7.

10. Federal Income Taxes

Effective January 1, 2006, the Company files a consolidated federal income tax return with its ultimate parent ING AIH, a Delaware corporation, and other U.S. affiliates. The Company has a written tax sharing agreement that provides that each member of the consolidated return shall reimburse ING AIH for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate. A list of all affiliated companies that participate in the filing of this consolidated federal income tax return has been provided to the Department of Insurance.

Current income taxes incurred consist of the following major components:

	Year ended December 31
	2006	2005

	(In Thousands)
Federal tax (benefit) expense on operations	$ (211)	$ 7,714
Federal tax (benefit) expense on capital gains (losses)	(2,213)	742

Total current tax (benefit) expense incurred	$ (2,424)	$ 8,456

28

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

The main components of deferred tax assets and deferred tax liabilities are as follows:

	December 31
	2006	2005

	(In Thousands)
Deferred tax assets resulting from book/tax differences in:
Deferred acquisition costs	$ 27,032	$ 25,728
Insurance reserves	44,026	40,625
Investments	1,354	816
Compensation	2,524	1,714
Nonadmitted assets	1,542	2,044
Unrealized loss on investments	-	189
Litigation accruals	2,668	4,602
Other	2,354	2,209

Total deferred tax assets	81,500	77,927
Deferred tax assets nonadmitted	(55,691)	(64,248)

Admitted deferred tax assets	25,809	13,679

Deferred tax liabilities resulting from book/tax differences in:
Investments	950	937
Deferred and uncollected premium	9,362	-
Unrealized gain on investments	1,372	-
Other	-	72

Total deferred tax liabilities	11,684	1,009

Net admitted deferred tax asset	$ 14,125	$ 12,670

The change in net deferred income taxes is comprised of the following:

	December 31
	2006	2005	Change

	(In Thousands)
Total deferred tax assets	$ 81,500	$ 77,927	$ 3,573
Total deferred tax liabilities	(11,684)	(1,009)	(10,675)

Net deferred tax asset	$ 69,816	$ 76,918	(7,102)

Less current year change in unrealized gains			1,560

Change in net deferred income tax			(5,542)

Less other items in surplus:
Current year change in nonadmitted assets			(196)
Unrealized gains			697

Change in deferred taxes for rate reconciliation			$ (5,041)

29

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income (including capital losses) before income taxes. The significant items causing this difference are:

Year Ended
December 31, 2006

(In Thousands)
Ordinary income	$ 18,480
Capital losses	(3,024)

Total pre-tax book income	$ 15,456

Provision computed at statutory rate	$ 5,410
Dividends received deduction	(658)
Interest maintenance reserve	(2,361)
Other	226

Total	$ 2,617

Federal income taxes incurred	$ (2,424)
Change in net deferred income taxes	5,041

Total statutory income taxes	$ 2,617

The amount of federal income taxes incurred that will be available for recoupment in the event of future net losses is $0.2 and $8.6 from 2006 and 2005, respectively.

Under the intercompany tax sharing agreement, the Company has a receivable from its parent of $2.6 and a payable to its parent of $0.1 for federal income taxes as of December 31, 2006 and 2005, respectively.

11. Capital and Surplus

Under New York insurance regulations, the Company is required to maintain a minimum total capital and surplus of $6.0. Without the approval of the Superintendent of the State of New York, the company may not pay in any calendar year any dividend which, when combined with other dividends paid within that calendar year, exceeds the lesser of 10% of the Company’s statutory surplus at prior year end or 100% of the Company’s statutory net gain from operations for the prior calendar year.

Life and health insurance companies are subject to certain Risk Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2006, the Company meets the RBC requirements.

30

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

12. Fair Values of Financial Instruments

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The carrying amount and fair values of the Company’s financial instruments are summarized as follows:

			December 31
	2006		2005

	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value

			(In Thousands)
Assets:
Bonds	$ 1,704,470	$ 1,694,584	$ 1,726,321	$ 1,722,329
Preferred stocks	4,955	4,888	2,000	2,000
Unaffiliated common stocks	641	641	298	522
Mortgage loans	158,174	161,737	192,068	199,928
Derivatives securities	932	932	788	788
Contract loans	97,662	97,662	93,442	93,442
Cash, cash equivalents and
short-term investments	64,965	64,965	45,980	45,980
Separate account assets	876,248	876,248	661,578	661,578
Receivable for securities	3,456	3,456	3,212	3,212
Liabilities:
Policyholder funds	1,614	1,614	1,711	1,711
Separate account liabilities	873,631	873,631	659,078	659,078

31

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

Cash and short-term investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

Bonds and equity securities: The fair values for bonds, preferred stocks and common stocks reported herein are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, collateralized mortgage obligations and other mortgage derivative investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 3.0% and 9.1% over the total portfolio. Fair values determined on this basis can differ from values published by the SVO. Fair value as determined by the SVO as of December 31, 2006 and 2005 is $1.7 billion.

Mortgage loans: Estimated market values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

Residual collateralized mortgage obligations: Residual collateralized mortgage obligations are included in the other invested assets balance. Fair values are based on independent pricing sources.

Derivative financial instruments: Fair values for on-balance-sheet derivative financial instruments (caps, options and floors) and off-balance-sheet derivative financial instruments (swaps and forwards) are based on broker/dealer valuations or on internal discounted cash flow pricing models taking into account current cash flow assumptions and the counterparties’ credit standing.

Other investment-type insurance contracts: The fair values of the Company's deferred annuity contracts are estimated based on the cash surrender values. The carrying values of deposit-type contracts, policyholder funds and policyholder dividends approximate their fair values.

The carrying values of all other financial instruments approximate their fair values.

32

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

13. Commitments and Contingencies

Investment Purchase Commitments

As part of its overall investment strategy, the Company has entered into agreements to purchase securities of $19.6 and $9.5 at December 31, 2006 and 2005, respectively, in partnerships reported in other invested assets on the balance sheets. The $19.6 includes limited partnerships, private placements, and mortgages. In addition, these future commitments are not on the balance sheet.

Operating Leases

The Company leases office space under various noncancelable operating lease agreements that expire through April 2014. Rental expense for 2006 and 2005 was approximately $0.2.

At December 31, 2006, the minimum aggregate rental commitments under operating leases for the upcoming five years and thereafter are as follows:

Year ending
December 31	Commitments

(In Thousands)
2007	$ 110
2008	72
2009	52
2010	12
2011	4
Thereafter	10

Certain rental commitments have renewal options extending through the year 2014 subject to adjustments in future periods.

Legal Proceedings

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company's operations or financial position.

33

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters

The New York Attorney General, other federal and state regulators and self-regulatory agencies are also conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the

34

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

Action may be taken by regulators with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S. based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

14. Financing Arrangements

The Company maintains a revolving loan agreement with Bank of New York ("BONY"). Under this agreement, the Company can borrow up to $30.0 from BONY. Interest on any Company borrowing accrues at an annual rate equal to: (1) the cost of funds for BONY for the period applicable for the advance plus 0.4% or (2) a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the years ended December 31, 2006 and 2005. At December 31, 2006 and 2005, the Company had no amounts payable to BONY.

The Company maintains a line of credit agreement with Svenska Handelsbanken (“Svenska”). Under this agreement, the Company can borrow up $30.0 from Svenska. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at any time to ING AIH and its affiliates of $100.0. Under this agreement, the Company incurred interest expense of $0 for the year ended December 31, 2006. At December 31, 2006, the Company had no borrowings under this agreement. The Company did not have this agreement in 2005.

The Company maintains a line of credit agreement with PNC Bank. Under this agreement, the Company can borrow up to $30.0. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at any time to ING AIH and its affiliates of $75.0. Under this agreement, the Company incurred no interest expense for the year ended December 31, 2006 and 2005, respectively. The Company had no borrowings under this agreement at December 31, 2006 and 2005, respectively.

35

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

The Company borrowed $290.0 and repaid $290.0 in 2006 and borrowed $530.2 and repaid $530.2 in 2005. These borrowings were on a short-term basis, at an interest rate that approximated current money market rates and exclude borrowings from reverse dollar repurchase transactions. Interest paid on borrowed money was immaterial during 2006 and 2005, respectively.

15. Related Party Transactions

Affiliates: Management and service contracts and all cost sharing arrangements with other affiliated ING U.S. life insurance companies are allocated among companies in accordance with normal, generally accepted expense and cost allocation methods.

Assets and liabilities, and the related revenues and expenses recorded as a result of transactions and agreements with affiliates, may not be the same as those recorded if the Company was not a wholly owned subsidiary of its parent.

Administrative Services Agreements: The Company has entered into services agreements with certain of its affiliated companies in the United States ("affiliated companies") whereby the affiliated companies provide certain administrative, management, professional, advisory, consulting and other services to the Company. Net fees charged under these agreements were $52.6 and $39.6 for the years ended December 31, 2006 and 2005, respectively.

Investment Management: The Company has entered into an investment advisory agreement with ING Investment Management, LLC ("IIM") under which IIM provides the Company with investment management services. Total fees under the agreement were approximately $2.6 and $2.6 for the years ended December 31, 2006 and 2005, respectively.

Reciprocal Loan Agreement: The Company maintains a reciprocal loan agreement with ING AIH to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, the Company and ING AIH can borrow up to 5.0% of the Company’s net admitted assets as of December 31 of the preceding year from one another. Interest on any Company borrowing or on any ING AIH borrowing is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with similar duration. Under this agreement, the Company incurred minimal interest expense and earned minimal interest income for the years ended December 31, 2006 and 2005, respectively. At December 31, 2006 and 2005, the Company had no amounts receivable from or payable to ING AIH.

Tax Sharing Agreements: The Company has entered into a federal tax sharing agreement with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The Company has

36

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax or other tax return on a consolidated, combined or unitary basis.

16. Guaranty Fund Assessments

Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premiums companies collected in that state. The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations ("NOLHGA") and the amount of premiums written in each state. The Company has recorded $0.1 and $0.3 for this liability as of December 31, 2006 and 2005, respectively. The Company has also recorded an asset of $0.2 and $0.2 as of December 31, 2006 and 2005, respectively, for future credits to premium taxes for assessments already paid.

17. Direct Premium Written/Produced by Managing General Agents/Third Party Administrators

Name of Managing		Type of	Type of	Total Direct
General Agent or Third	Exclusive	Business	Authority	Premiums
Party Administrator	Contract	Written	Granted	Written

(In Thousands)
ReliaStar Record Keeping	Yes	Group Annuity	Payment	$ 29,994

The aggregate amount of premiums written through managing general agents or third party administrators during 2006 is $31.8.

37

333-47527	April 2007